                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2012, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2012.

TABLE OF CONTENTS

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-4

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-7
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-8
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-9
   Misstatement of Age or Gender..................................................................................... B-9
   Incontestability.................................................................................................. B-9
   Statement of Values............................................................................................... B-9
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield: -1.56% as of December 31, 2011
Effective Yield: -1.55% as of December 31, 2011

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -1.56% as of December 31, 2011
Effective Yield: -1.55% as of December 31, 2011

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011, and the financial statements of the Separate Account as of December 31, 2011 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 26, 2012 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2011

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares,
U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance

Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service
Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative
Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2011, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2011, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 19, 2012

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2011


                                         -------------------------
                                         INVESCO V.I. INVESCO V.I.
                                            BASIC       CAPITAL
                                            VALUE     APPRECIATION
                                           FUND --      FUND --
                           CONSOLIDATED   SERIES II     SERIES I
                              TOTAL         SHARES       SHARES
                          -------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b)......... $8,023,206,290   8,262,135   8,459,354
Dividend receivable......      2,066,099          --          --
Receivable for units sold        880,701          --          --
                          --------------  ----------   ---------
    Total assets.........  8,026,153,090   8,262,135   8,459,354
                          --------------  ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        374,008         363         361
Payable for units
 withdrawn...............      3,213,006       6,827         921
                          --------------  ----------   ---------
    Total liabilities....      3,587,014       7,190       1,282
                          --------------  ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  7,796,987,099   8,254,945   8,458,072
 Variable annuity
   contract owners in
   the annuitization
   period................    218,518,720          --          --
 Genworth Life and
   Annuity (note 4c).....      7,060,257          --          --
                          --------------  ----------   ---------
    Net assets........... $8,022,566,076   8,254,945   8,458,072
                          ==============  ==========   =========
Investments in
 securities at cost...... $8,126,837,508  10,813,982   8,899,383
                          ==============  ==========   =========
Shares outstanding.......                  1,358,904     394,928
                                          ==========   =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          --------------------------------------------------------------------------------------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL  LARGE CAP   INVESCO V.I.
                          DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                            SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........    6,582      10,715,957    208,285       7,333      47,430,483        --         11,050
Dividend receivable......       --              --         --          --              --        --             --
Receivable for units sold       --              --         34          --          16,457        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total assets.........    6,582      10,715,957    208,319       7,333      47,446,940        --         11,050
                             -----      ----------    -------       -----      ----------        --         ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       --             460         12          --           2,184        --             --
Payable for units
 withdrawn...............        1             699         --           1              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Total liabilities....        1           1,159         12           1           2,184        --             --
                             -----      ----------    -------       -----      ----------        --         ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    6,581      10,714,798    175,796       7,332      46,129,617        --         11,050
 Variable annuity
   contract owners in
   the annuitization
   period................       --              --     32,511          --       1,315,139        --             --
 Genworth Life and
   Annuity (note 4c).....       --              --         --          --              --        --             --
                             -----      ----------    -------       -----      ----------        --         ------
    Net assets...........    6,581      10,714,798    208,307       7,332      47,444,756        --         11,050
                             =====      ==========    =======       =====      ==========        ==         ======
Investments in
 securities at cost......    7,572       9,978,125    221,239       7,026      46,872,466        --          8,716
                             =====      ==========    =======       =====      ==========        ==         ======
Shares outstanding.......      529         401,046     17,547         587       1,818,653        --            729
                             =====      ==========    =======       =====      ==========        ==         ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------ -----------------
                                       INVESCO VAN INVESCO VAN             INVESCO VAN
                                       KAMPEN V.I. KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                          INVESCO V.I.   CAPITAL     CAPITAL   KAMPEN V.I.   EQUITY    ALLIANCEBERNSTEIN
                           UTILITIES     GROWTH      GROWTH     COMSTOCK   AND INCOME   BALANCED WEALTH
                            FUND --      FUND --     FUND --     FUND --     FUND --       STRATEGY
                            SERIES I    SERIES I    SERIES II   SERIES II   SERIES II    PORTFOLIO --
                             SHARES      SHARES      SHARES      SHARES      SHARES         CLASS B
                          ------------ ----------- ----------- ----------- ----------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $3,617         999     5,711,216  39,335,769  13,601,266     20,197,644
Dividend receivable......        --          --            --          --          --             --
Receivable for units sold        --          --            --          --          --            521
                             ------       -----     ---------  ----------  ----------     ----------
    Total assets.........     3,617         999     5,711,216  39,335,769  13,601,266     20,198,165
                             ------       -----     ---------  ----------  ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --           1           241       1,725         748            990
Payable for units
 withdrawn...............         1          --           478       9,170      12,920             --
                             ------       -----     ---------  ----------  ----------     ----------
    Total liabilities....         1           1           719      10,895      13,668            990
                             ------       -----     ---------  ----------  ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,616         998     5,710,497  39,324,874  12,857,820     18,412,486
 Variable annuity
   contract owners in
   the annuitization
   period................        --          --            --          --     729,778      1,784,689
 Genworth Life and
   Annuity (note 4c).....        --          --            --          --          --             --
                             ------       -----     ---------  ----------  ----------     ----------
    Net assets...........    $3,616         998     5,710,497  39,324,874  13,587,598     20,197,175
                             ======       =====     =========  ==========  ==========     ==========
Investments in
 securities at cost......    $3,953       1,157     4,624,116  40,073,327  12,807,774     20,143,975
                             ======       =====     =========  ==========  ==========     ==========
Shares outstanding.......       216          31       182,176   3,487,214     997,892      1,870,152
                             ======       =====     =========  ==========  ==========     ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,256,348        52,214,761        66,095,716        11,458,774
Dividend receivable......            --                --                --                --
Receivable for units sold           781                --            55,140                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,257,129        52,214,761        66,150,856        11,458,774
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           137             2,222             3,091               494
Payable for units
 withdrawn...............            --            14,968                --             2,434
                              ---------        ----------        ----------        ----------
    Total liabilities....           137            17,190             3,091             2,928
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,256,992        52,139,106        63,541,521        11,455,846
 Variable annuity
   contract owners in
   the annuitization
   period................            --            58,465         2,606,244                --
 Genworth Life and
   Annuity (note 4c).....            --                --                --                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,256,992        52,197,571        66,147,765        11,455,846
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,544,842        56,467,314        79,964,635        10,448,764
                              =========        ==========        ==========        ==========
Shares outstanding.......       224,576         2,923,559         5,797,870           440,045
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $17,174,050     81,374,321    74,112      1,030,608     53,648    102,840
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold         31,493             --        --            582         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Total assets.........     17,205,543     81,374,321    74,112      1,031,190     53,648    102,840
                             -----------     ----------    ------      ---------     ------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            725          3,871         4             50          3          4
Payable for units
 withdrawn...............             --         16,059         1             --          2         --
                             -----------     ----------    ------      ---------     ------    -------
    Total liabilities....            725         19,930         5             50          5          4
                             -----------     ----------    ------      ---------     ------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     17,204,818     77,902,847    74,107        902,124     53,643    102,836
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,451,544        --        129,016         --         --
 Genworth Life and
   Annuity (note 4c).....             --             --        --             --         --         --
                             -----------     ----------    ------      ---------     ------    -------
    Net assets...........    $17,204,818     81,354,391    74,107      1,031,140     53,643    102,836
                             ===========     ==========    ======      =========     ======    =======
Investments in
 securities at cost......    $15,137,883     74,733,793    74,035      1,157,461     50,520    118,640
                             ===========     ==========    ======      =========     ======    =======
Shares outstanding.......      1,033,958      6,925,474    12,070        138,709      5,659     17,731
                             ===========     ==========    ======      =========     ======    =======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    12,210,129      445,099,970    3,166,667    9,746,912
Dividend receivable......            --               --           --           --
Receivable for units sold        30,033           52,738           --           --
                             ----------      -----------    ---------    ---------
    Total assets.........    12,240,162      445,152,708    3,166,667    9,746,912
                             ----------      -----------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           536           22,757          134          421
Payable for units
 withdrawn...............            --               --           17        4,078
                             ----------      -----------    ---------    ---------
    Total liabilities....           536           22,757          151        4,499
                             ----------      -----------    ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    12,239,626      418,314,885    3,166,516    9,742,413
 Variable annuity
   contract owners in
   the annuitization
   period................            --       26,815,066           --           --
 Genworth Life and
   Annuity (note 4c).....            --               --           --           --
                             ----------      -----------    ---------    ---------
    Net assets...........    12,239,626      445,129,951    3,166,516    9,742,413
                             ==========      ===========    =========    =========
Investments in
 securities at cost......    12,879,510      455,074,436    3,079,338    9,957,220
                             ==========      ===========    =========    =========
Shares outstanding.......     1,073,890       33,516,564      288,929      691,761
                             ==========      ===========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                       DWS VARIABLE SERIES II
                          -------------------------- -------------------------------------------------------- --------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN                                      DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID  DWS LARGE     DWS         DWS       INVESTMENT
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE  CAP VALUE  STRATEGIC   TECHNOLOGY   PORTFOLIOS
                             GROWTH    OPPORTUNITIES   VIP --      VIP --    VIP --   VALUE VIP --   VIP --    MIDCAP STOCK
                            FUND --       FUND --      CLASS B    CLASS B    CLASS B    CLASS B     CLASS B    PORTFOLIO --
                            CLASS 1       CLASS 2      SHARES      SHARES    SHARES      SHARES      SHARES   INITIAL SHARES
                          ------------ ------------- ----------- ---------- --------- ------------ ---------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $28,616,422   55,278,781      9,910      86,011    73,799        --          --         87,054
Dividend receivable......          --           --         --          --        --        --          --             --
Receivable for units sold          --       26,873         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total assets.........  28,616,422   55,305,654      9,910      86,011    73,799        --          --         87,054
                          -----------   ----------     ------      ------    ------        --          --        -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,228        2,517         --           3         4        --          --              4
Payable for units
 withdrawn...............       2,461           --          2           1        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Total liabilities....       3,689        2,517          2           4         4        --          --              4
                          -----------   ----------     ------      ------    ------        --          --        -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  28,612,733   54,000,727      9,908      86,007    73,795        --          --         87,050
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,302,410         --          --        --        --          --             --
 Genworth Life and
   Annuity (note 4c).....          --           --         --          --        --        --          --             --
                          -----------   ----------     ------      ------    ------        --          --        -------
    Net assets........... $28,612,733   55,303,137      9,908      86,007    73,795        --          --         87,050
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Investments in
 securities at cost...... $25,273,237   63,986,593     11,128      98,351    79,615        --          --        102,634
                          ===========   ==========     ======      ======    ======        ==          ==        =======
Shares outstanding.......   1,436,567    4,159,427        535       7,571     6,378        --          --          6,615
                          ===========   ==========     ======      ======    ======        ==          ==        =======

                             DREYFUS
                          ----------------------------


                            DREYFUS     THE DREYFUS
                            VARIABLE      SOCIALLY
                           INVESTMENT   RESPONSIBLE
                            FUND --        GROWTH
                          MONEY MARKET FUND, INC. --
                           PORTFOLIO   INITIAL SHARES
                          ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........   737,207      3,827,782
Dividend receivable......        --             --
Receivable for units sold        --             --
                            -------      ---------
    Total assets.........   737,207      3,827,782
                            -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       131            161
Payable for units
 withdrawn...............         1             --
                            -------      ---------
    Total liabilities....       132            161
                            -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   737,075      3,827,621
 Variable annuity
   contract owners in
   the annuitization
   period................        --             --
 Genworth Life and
   Annuity (note 4c).....        --             --
                            -------      ---------
    Net assets...........   737,075      3,827,621
                            =======      =========
Investments in
 securities at cost......   737,119      3,662,289
                            =======      =========
Shares outstanding.......   737,207        127,977
                            =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            EATON VANCE
                           VARIABLE TRUST                     FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------
                                            FEDERATED
                                             CAPITAL    FEDERATED HIGH FEDERATED HIGH FEDERATED
                                           APPRECIATION  INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED
                                            FUND II --    FUND II --     FUND II --   FUND II --  MANAGED
                          VT FLOATING-RATE   PRIMARY       PRIMARY        SERVICE      SERVICE   VOLATILITY
                            INCOME FUND       SHARES        SHARES         SHARES       SHARES    FUND II
                          ---------------- ------------ -------------- -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........   $27,403,047     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
Dividend receivable......        99,601             --            --             --           --        --
Receivable for units sold            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total assets.........    27,502,648     10,089,832    22,868,444     34,908,181   59,388,901 8,305,937
                            -----------     ----------    ----------     ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,161            404           923          1,478        2,721       327
Payable for units
 withdrawn...............           498            485         1,454            294        3,860    10,482
                            -----------     ----------    ----------     ----------   ---------- ---------
    Total liabilities....         1,659            889         2,377          1,772        6,581    10,809
                            -----------     ----------    ----------     ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    27,500,989     10,088,943    22,866,067     34,906,409   57,411,000 8,292,775
 Variable annuity
   contract owners in
   the annuitization
   period................            --             --            --             --    1,971,320     2,353
 Genworth Life and
   Annuity (note 4c).....            --             --            --             --           --        --
                            -----------     ----------    ----------     ----------   ---------- ---------
    Net assets...........   $27,500,989     10,088,943    22,866,067     34,906,409   59,382,320 8,295,128
                            ===========     ==========    ==========     ==========   ========== =========
Investments in
 securities at cost......   $26,850,007      9,869,750    22,387,695     33,208,143   58,730,846 8,142,778
                            ===========     ==========    ==========     ==========   ========== =========
Shares outstanding.......     2,946,564      1,676,052     3,382,906      5,186,951    4,698,489   900,861
                            ===========     ==========    ==========     ==========   ========== =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ------------------------------------------------------

                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  61,918,970    14,614,541    70,560,872   124,249,694
Dividend receivable......          --            --            --            --
Receivable for units sold          --         1,528        88,113            --
                           ----------    ----------    ----------   -----------
    Total assets.........  61,918,970    14,616,069    70,648,985   124,249,694
                           ----------    ----------    ----------   -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,090           735         3,681         4,935
Payable for units
 withdrawn...............       8,308            --            --        25,054
                           ----------    ----------    ----------   -----------
    Total liabilities....      10,398           735         3,681        29,989
                           ----------    ----------    ----------   -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  61,868,274    14,526,314    66,182,776   124,123,356
 Variable annuity
   contract owners in
   the annuitization
   period................      40,298        89,020     4,462,528        96,349
 Genworth Life and
   Annuity (note 4c).....          --            --            --            --
                           ----------    ----------    ----------   -----------
    Net assets...........  61,908,572    14,615,334    70,645,304   124,219,705
                           ==========    ==========    ==========   ===========
Investments in
 securities at cost......  64,916,465    14,877,198    68,151,262   130,032,327
                           ==========    ==========    ==========   ===========
Shares outstanding.......   4,486,882     1,076,974     4,889,873     5,397,467
                           ==========    ==========    ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $116,001,111   2,038,243
Dividend receivable......           --          --
Receivable for units sold           --          --
                          ------------   ---------
    Total assets.........  116,001,111   2,038,243
                          ------------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,936          87
Payable for units
 withdrawn...............       45,091         423
                          ------------   ---------
    Total liabilities....       50,027         510
                          ------------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  115,853,698   2,037,733
 Variable annuity
   contract owners in
   the annuitization
   period................       97,386          --
 Genworth Life and
   Annuity (note 4c).....           --          --
                          ------------   ---------
    Net assets........... $115,951,084   2,037,733
                          ============   =========
Investments in
 securities at cost...... $121,994,417   1,950,648
                          ============   =========
Shares outstanding.......    5,123,724     252,258
                          ============   =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &        VIP          VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH        GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --    INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  100,946,131   52,496,944   23,420,394   13,521,820    8,853,585    61,338,702   19,906,491
Dividend receivable......           --           --           --           --           --            --           --
Receivable for units sold           --           --        8,731       26,846           --            --       22,226
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total assets.........  100,946,131   52,496,944   23,429,125   13,548,666    8,853,585    61,338,702   19,928,717
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        3,851        2,273          944          572          357         2,311          875
Payable for units
 withdrawn...............       87,788       20,366           --           --       11,315       100,795           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total liabilities....       91,639       22,639          944          572       11,672       103,106          875
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  100,746,000   52,376,138   23,424,421   13,548,094    8,818,883    61,212,965   19,927,842
 Variable annuity
   contract owners in
   the annuitization
   period................      108,492       98,167        3,760           --       23,030        22,631           --
 Genworth Life and
   Annuity (note 4c).....           --           --           --           --           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Net assets...........  100,854,492   52,474,305   23,428,181   13,548,094    8,841,913    61,235,596   19,927,842
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Investments in
 securities at cost......  113,946,703   57,799,716   23,908,668   13,391,609    8,021,771    57,148,807   18,388,085
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Shares outstanding.......    5,401,077    2,851,545    1,860,238    1,091,349      483,802     1,662,746      544,935
                           ===========   ==========   ==========   ==========    =========    ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2b).........  16,303,008
Dividend receivable......          --
Receivable for units sold          --
                           ----------
    Total assets.........  16,303,008
                           ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         704
Payable for units
 withdrawn...............      80,861
                           ----------
    Total liabilities....      81,565
                           ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  16,221,443
 Variable annuity
   contract owners in
   the annuitization
   period................          --
 Genworth Life and
   Annuity (note 4c).....          --
                           ----------
    Net assets...........  16,221,443
                           ==========
Investments in
 securities at cost......  16,286,179
                           ==========
Shares outstanding.......   1,281,683
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------- ---------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                            INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                             CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                          ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
 value (note 2b).........   $35,009       98,003,487    22,148,504    3,057,866      579,170,468
Dividend receivable......        --               --            --           --               --
Receivable for units sold        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Total assets.........    35,009       98,003,487    22,148,504    3,057,866      579,170,468
                            -------       ----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --            4,131           816          130           31,579
Payable for units
 withdrawn...............        --           49,758        20,800          106          356,097
                            -------       ----------    ----------    ---------      -----------
    Total liabilities....        --           53,889        21,616          236          387,676
                            -------       ----------    ----------    ---------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    35,009       97,949,598    22,093,101    3,057,630      547,562,574
 Variable annuity
   contract owners in
   the annuitization
   period................        --               --        33,787           --       31,220,218
 Genworth Life and
   Annuity (note 4c).....        --               --            --           --               --
                            -------       ----------    ----------    ---------      -----------
    Net assets...........   $35,009       97,949,598    22,126,888    3,057,630      578,782,792
                            =======       ==========    ==========    =========      ===========
Investments in
 securities at cost......   $31,740       95,209,624    27,381,001    3,064,700      610,788,528
                            =======       ==========    ==========    =========      ===========
Shares outstanding.......     1,204        3,429,093     1,624,982      346,304       40,444,865
                            =======       ==========    ==========    =========      ===========

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------
                           FRANKLIN
                          LARGE CAP                                    TEMPLETON  TEMPLETON
                            GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                          SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                           FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                           CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                            SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                          ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b).........  345,702      106,350,338       59,174,083    9,375,469 1,284,493
Dividend receivable......       --               --               --           --        --
Receivable for units sold       --            7,778               --           --       526
                           -------      -----------       ----------   ---------- ---------
    Total assets.........  345,702      106,358,116       59,174,083    9,375,469 1,285,019
                           -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       14            5,560            2,755          371        61
Payable for units
 withdrawn...............       --               --           36,500          949        --
                           -------      -----------       ----------   ---------- ---------
    Total liabilities....       14            5,560           39,255        1,320        61
                           -------      -----------       ----------   ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  345,688       94,495,979       57,038,829    9,374,149 1,156,347
 Variable annuity
   contract owners in
   the annuitization
   period................       --       11,856,577        2,095,999           --   128,611
 Genworth Life and
   Annuity (note 4c).....       --               --               --           --        --
                           -------      -----------       ----------   ---------- ---------
    Net assets...........  345,688      106,352,556       59,134,828    9,374,149 1,284,958
                           =======      ===========       ==========   ========== =========
Investments in
 securities at cost......  379,068      111,035,427       54,854,893   10,400,809 1,470,879
                           =======      ===========       ==========   ========== =========
Shares outstanding.......   23,776       14,011,902        3,847,470      733,605   102,269
                           =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)                                          GE INVESTMENTS FUNDS, INC.
                          ---------------------- -------------------------------------------------------------------------
                          TEMPLETON
                            GLOBAL    TEMPLETON
                             BOND       GROWTH   CORE VALUE            INTERNATIONAL  MID-CAP
                          SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY      EQUITY
                           FUND --     FUND --    FUND --    FUND --      FUND --     FUND --     MONEY     PREMIER GROWTH
                           CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1     CLASS 1     MARKET    EQUITY FUND --
                            SHARES      SHARES     SHARES    SHARES       SHARES      SHARES       FUND     CLASS 1 SHARES
                          ----------- ---------- ---------- ---------- ------------- ---------- ----------- --------------
ASSETS:
Investments at fair
 value (note 2b)......... $12,166,784 11,548,696 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
Dividend receivable......          --         --         --         --          --           --          --           --
Receivable for units sold          --        203         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total assets.........  12,166,784 11,548,899 14,329,193 45,813,879   8,775,725   63,391,201 195,749,710   33,687,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         445        492        614      1,882         341        2,641       8,416        1,410
Payable for units
 withdrawn...............       1,347         --        677     12,098       8,899       64,653     312,257        2,657
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Total liabilities....       1,792        492      1,291     13,980       9,240       67,294     320,673        4,067
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  12,143,032 11,451,483 14,327,902 45,799,899   8,766,485   63,286,258 195,368,823   33,606,340
 Variable annuity
   contract owners in
   the annuitization
   period................      21,960     96,924         --         --          --       37,649      60,214       76,660
 Genworth Life and
   Annuity (note 4c).....          --         --         --         --          --           --          --           --
                          ----------- ---------- ---------- ----------  ----------   ---------- -----------   ----------
    Net assets........... $12,164,992 11,548,407 14,327,902 45,799,899   8,766,485   63,323,907 195,429,037   33,683,000
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Investments in
 securities at cost...... $11,475,434 13,495,444 14,912,846 46,871,281  16,894,308   66,624,859 195,749,710   31,638,985
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========
Shares outstanding.......     653,777  1,142,304  1,660,393  4,036,465  20,894,583    4,024,838 195,749,710      469,310
                          =========== ========== ========== ==========  ==========   ========== ===========   ==========




                          ------------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 63,385,685  148,257,640
Dividend receivable......         --           --
Receivable for units sold     58,812           --
                          ----------  -----------
    Total assets......... 63,444,497  148,257,640
                          ----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,695        6,040
Payable for units
 withdrawn...............         --        1,096
                          ----------  -----------
    Total liabilities....      2,695        7,136
                          ----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 62,760,294  148,233,465
 Variable annuity
   contract owners in
   the annuitization
   period................    681,508       17,039
 Genworth Life and
   Annuity (note 4c).....         --           --
                          ----------  -----------
    Net assets........... 63,441,802  148,250,504
                          ==========  ===========
Investments in
 securities at cost...... 60,094,906  141,180,002
                          ==========  ===========
Shares outstanding.......  5,473,721    6,645,345
                          ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------- ----------


                                                                               GENWORTH
                           SMALL-CAP                                           CALAMOS
                            EQUITY    TOTAL RETURN  TOTAL RETURN  U.S. EQUITY   GROWTH
                            FUND --     FUND --       FUND --       FUND --    FUND --
                            CLASS 1     CLASS 1       CLASS 3       CLASS 1    SERVICE
                            SHARES       SHARES        SHARES       SHARES      SHARES
                          ----------- ------------- ------------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $41,383,999   985,401,510 1,014,141,699 26,819,331  18,408,697
Dividend receivable......          --            --            --         --          --
Receivable for units sold          --            --        53,938         --      63,070
                          ----------- ------------- ------------- ----------  ----------
    Total assets.........  41,383,999   985,401,510 1,014,195,637 26,819,331  18,471,767
                          ----------- ------------- ------------- ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,765        45,425        54,056      1,116         861
Payable for units
 withdrawn...............       1,134       169,784            --     12,148          --
                          ----------- ------------- ------------- ----------  ----------
    Total liabilities....       2,899       215,209        54,056     13,264         861
                          ----------- ------------- ------------- ----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period...  41,381,100   979,294,350   958,486,025 26,802,507  17,828,082
 Variable annuity
   contract owners in
   the
   annuitization period..          --     5,891,951    55,655,556      3,560     642,824
 Genworth Life and
   Annuity (note 4c).....          --            --            --         --          --
                          ----------- ------------- ------------- ----------  ----------
    Net assets........... $41,381,100   985,186,301 1,014,141,581 26,806,067  18,470,906
                          =========== ============= ============= ==========  ==========
Investments in
 securities at cost...... $38,153,455 1,008,439,562 1,075,145,503 27,515,679  18,986,226
                          =========== ============= ============= ==========  ==========
Shares outstanding.......   3,220,545    62,924,745    64,925,845    872,457   1,859,014
                          =========== ============= ============= ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                    GENWORTH                   GENWORTH     GENWORTH
                                      EATON      GENWORTH       GOLDMAN    LEGG MASON
                          GENWORTH    VANCE      ENHANCED        SACHS     CLEARBRIDGE
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED    AGGRESSIVE
                          VENTURE     VALUE        INDEX       CORE BOND     GROWTH
                          FUND --    FUND --      FUND --    INDEX FUND --   FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES    SHARES       SHARES        SHARES       SHARES
                          --------- ---------- ------------- ------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 9,924,393 41,154,793   7,848,187    138,118,054  39,093,311
Dividend receivable......        --         --          --             --          --
Receivable for units sold        --         --       2,911             --      12,081
                          --------- ----------  ----------    -----------  ----------
    Total assets......... 9,924,393 41,154,793   7,851,098    138,118,054  39,105,392
                          --------- ----------  ----------    -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       289      1,984         161          6,600       1,881
Payable for units
 withdrawn...............     5,009     31,798          --        282,240          --
                          --------- ----------  ----------    -----------  ----------
    Total liabilities....     5,298     33,782         161        288,840       1,881
                          --------- ----------  ----------    -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the
   accumulation period... 6,926,944 39,124,530   3,782,831    131,232,201  37,123,011
 Variable annuity
   contract owners in
   the
   annuitization period..        --  1,996,481          --      6,597,013   1,980,500
 Genworth Life and
   Annuity (note 4c)..... 2,992,151         --   4,068,106             --          --
                          --------- ----------  ----------    -----------  ----------
    Net assets........... 9,919,095 41,121,011   7,850,937    137,829,214  39,103,511
                          ========= ==========  ==========    ===========  ==========
Investments in
 securities at cost...... 9,381,300 40,041,295  10,790,474    136,805,056  39,627,141
                          ========= ==========  ==========    ===========  ==========
Shares outstanding....... 1,006,551  4,865,898     880,355     12,320,748   4,247,149
                          ========= ==========  ==========    ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                             GENWORTH VARIABLE
                              INSURANCE TRUST      GOLDMAN SACHS VARIABLE
                                (CONTINUED)           INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ----------------------- ------------------------ ----------------------------------------------------
                                        GENWORTH     GOLDMAN                                           JPMORGAN      JPMORGAN
                            GENWORTH   PYRAMIS(R)     SACHS                  JPMORGAN     JPMORGAN     INSURANCE    INSURANCE
                             PIMCO     SMALL/MID    LARGE CAP    GOLDMAN    INSURANCE    INSURANCE       TRUST        TRUST
                           STOCKSPLUS   CAP CORE      VALUE       SACHS       TRUST        TRUST     INTERNATIONAL   INTREPID
                            FUND --     FUND --      FUND --     MID CAP    CORE BOND   EQUITY INDEX    EQUITY        GROWTH
                            SERVICE     SERVICE   INSTITUTIONAL   VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             SHARES      SHARES      SHARES       FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1
                          ------------ ---------- ------------- ---------- ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $154,695,777 39,450,667   9,759,509   53,587,426  5,280,850    2,156,585      81,997       578,318
Dividend receivable......           --         --          --           --         --           --          --            --
Receivable for units sold           --         --          --        6,828         --           --          --            60
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total assets.........  154,695,777 39,450,667   9,759,509   53,594,254  5,280,850    2,156,585      81,997       578,378
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        7,532      1,898         392        2,192        256          113           4            30
Payable for units
 withdrawn...............      100,022      6,118      30,739           --        493          531           1            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Total liabilities....      107,554      8,016      31,131        2,192        749          644           5            30
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  146,622,518 37,456,490   9,728,378   53,549,313  4,637,196    1,765,361      81,992       481,312
 Variable annuity
   contract owners in
   the annuitization
   period................    7,965,705  1,986,161          --       42,749    642,905      390,580          --        97,036
 Genworth Life and
   Annuity (note 4c).....           --         --          --           --         --           --          --            --
                          ------------ ----------  ----------   ----------  ---------    ---------      ------       -------
    Net assets........... $154,588,223 39,442,651   9,728,378   53,592,062  5,280,101    2,155,941      81,992       578,348
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Investments in
 securities at cost...... $161,484,534 44,261,085  11,060,125   55,019,669  4,972,386    1,974,286      80,423       540,099
                          ============ ==========  ==========   ==========  =========    =========      ======       =======
Shares outstanding.......   19,602,090  5,247,425   1,039,351    4,093,768    450,969      197,309       9,234        37,947
                          ============ ==========  ==========   ==========  =========    =========      ======       =======



                          --------------------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE
                             TRUST        TRUST
                            INTREPID     MID CAP
                            MID CAP       GROWTH
                          PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   545,604      516,091
Dividend receivable......        --           --
Receivable for units sold        --          390
                            -------      -------
    Total assets.........   545,604      516,481
                            -------      -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        29           27
Payable for units
 withdrawn...............       108           --
                            -------      -------
    Total liabilities....       137           27
                            -------      -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   447,544      420,181
 Variable annuity
   contract owners in
   the annuitization
   period................    97,923       96,273
 Genworth Life and
   Annuity (note 4c).....        --           --
                            -------      -------
    Net assets...........   545,467      516,454
                            =======      =======
Investments in
 securities at cost......   512,859      459,408
                            =======      =======
Shares outstanding.......    35,754       32,520
                            =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                           JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------- --------------------------
                                         JPMORGAN
                            JPMORGAN    INSURANCE     JPMORGAN
                           INSURANCE      TRUST      INSURANCE
                           TRUST MID    SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                           CAP VALUE       CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                          ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   $117,787      25,401     2,160,592    102,051,863  134,023,141
Dividend receivable......         --          --            --             --           --
Receivable for units sold         --          --           158             --           --
                            --------      ------     ---------    -----------  -----------
    Total assets.........    117,787      25,401     2,160,750    102,051,863  134,023,141
                            --------      ------     ---------    -----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          6           1           114          4,030        6,591
Payable for units
 withdrawn...............          1          --            --         81,140      155,533
                            --------      ------     ---------    -----------  -----------
    Total liabilities....          7           1           114         85,170      162,124
                            --------      ------     ---------    -----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    117,780      25,400     1,771,904    101,906,939  128,506,059
 Variable annuity
   contract owners in
   the
   annuitization period..         --          --       388,732         59,754    5,354,958
 Genworth Life and
   Annuity (note 4c).....         --          --            --             --           --
                            --------      ------     ---------    -----------  -----------
    Net assets...........   $117,780      25,400     2,160,636    101,966,693  133,861,017
                            ========      ======     =========    ===========  ===========
Investments in
 securities at cost......   $ 91,119      18,195     2,042,393     95,757,905  129,896,159
                            ========      ======     =========    ===========  ===========
Shares outstanding.......     17,170       1,786       141,957      3,832,214    4,831,404
                            ========      ======     =========    ===========  ===========

                                      JANUS ASPEN SERIES
                          --------------------------------------------------------------------


                                                       FLEXIBLE
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------- ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  49,344,132    5,084,324    22,220,667    39,857,180    44,048,753
Dividend receivable......          --           --            --            --            --
Receivable for units sold          --           --            --            --         3,615
                           ----------    ---------    ----------    ----------    ----------
    Total assets.........  49,344,132    5,084,324    22,220,667    39,857,180    44,052,368
                           ----------    ---------    ----------    ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,960          219           864         1,612         2,027
Payable for units
 withdrawn...............      14,584        2,523         2,911        36,193            --
                           ----------    ---------    ----------    ----------    ----------
    Total liabilities....      16,544        2,742         3,775        37,805         2,027
                           ----------    ---------    ----------    ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  49,277,325    5,081,582    22,216,892    39,660,701    42,736,903
 Variable annuity
   contract owners in
   the
   annuitization period..      50,263           --            --       158,674     1,313,438
 Genworth Life and
   Annuity (note 4c).....          --           --            --            --            --
                           ----------    ---------    ----------    ----------    ----------
    Net assets...........  49,327,588    5,081,582    22,216,892    39,819,375    44,050,341
                           ==========    =========    ==========    ==========    ==========
Investments in
 securities at cost......  40,112,823    4,168,385    22,318,109    34,430,936    42,568,757
                           ==========    =========    ==========    ==========    ==========
Shares outstanding.......   1,292,746      137,749     1,809,501     1,199,795     1,346,645
                           ==========    =========    ==========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011



                                                         JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,061,417   49,589,585    4,115,192    53,624,932    7,619,864    51,212,729    4,958,086
Dividend receivable......          --           --           --            --           --            --           --
Receivable for units sold          --           --           --        76,421           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total assets.........   6,061,417   49,589,585    4,115,192    53,701,353    7,619,864    51,212,729    4,958,086
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         239        1,929          174         2,150          326         1,982          212
Payable for units
 withdrawn...............          42       19,742          249            --          182        18,417        2,368
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Total liabilities....         281       21,671          423         2,150          508        20,399        2,580
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....   6,061,136   49,552,166    4,114,769    53,638,093    7,619,356    51,150,604    4,955,506
Variable annuity
 contract owners in the
 annuitization period....          --       15,748           --        61,110           --        41,726           --
Genworth Life and
 Annuity (note 4c).......          --           --           --            --           --            --           --
                           ----------   ----------    ---------    ----------    ---------    ----------    ---------
    Net assets...........  $6,061,136   49,567,914    4,114,769    53,699,203    7,619,356    51,192,330    4,955,506
                           ==========   ==========    =========    ==========    =========    ==========    =========
Investments in
 securities at cost......  $5,441,602   46,601,320    3,656,305    59,013,625    6,048,725    58,862,397    5,351,513
                           ==========   ==========    =========    ==========    =========    ==========    =========
Shares outstanding.......   1,172,421    2,171,173      182,088     1,404,162      203,631     1,982,684      194,435
                           ==========   ==========    =========    ==========    =========    ==========    =========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          --------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  5,366,276    5,089,722    7,142,252
Dividend receivable......         --           --           --
Receivable for units sold     22,265           --           --
                           ---------    ---------    ---------
    Total assets.........  5,388,541    5,089,722    7,142,252
                           ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        235          212          396
Payable for units
 withdrawn...............         --        3,292       10,546
                           ---------    ---------    ---------
    Total liabilities....        235        3,504       10,942
                           ---------    ---------    ---------
Net assets attributable
 to:
Variable annuity
 contract owners in the
 accumulation period.....  5,388,306    5,086,218    6,784,233
Variable annuity
 contract owners in the
 annuitization period....         --           --      347,077
Genworth Life and
 Annuity (note 4c).......         --           --           --
                           ---------    ---------    ---------
    Net assets...........  5,388,306    5,086,218    7,131,310
                           =========    =========    =========
Investments in
 securities at cost......  4,845,410    5,706,192    7,927,570
                           =========    =========    =========
Shares outstanding.......    324,246      487,055      681,513
                           =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                     MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ ----------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK        TRUST         DISCOVERY        INCOME
                             VALUE        VALUE         BOND        SERIES --        SERIES --       SERIES --      SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES         SHARES          SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,579,322   10,008,063   14,294,606     9,468,923        7,831,487      22,832,975        77,868
Dividend receivable......          --           --           --            --               --              --            --
Receivable for units sold          --           --        1,088            --               --          31,834            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total assets.........   6,579,322   10,008,063   14,295,694     9,468,923        7,831,487      22,864,809        77,868
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         289          399          568           408              332             961             4
Payable for units
 withdrawn...............         575        4,768           --           699            1,162              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Total liabilities....         864        5,167          568         1,107            1,494             961             4
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,578,458    9,984,234   14,295,126     9,467,816        7,829,993      22,863,848        77,864
 Variable annuity
   contract owners in
   the annuitization
   period................          --       18,662           --            --               --              --            --
 Genworth Life and
   Annuity (note 4c).....          --           --           --            --               --              --            --
                           ----------   ----------   ----------     ---------        ---------      ----------        ------
    Net assets...........  $6,578,458   10,002,896   14,295,126     9,467,816        7,829,993      22,863,848        77,864
                           ==========   ==========   ==========     =========        =========      ==========        ======
Investments in
 securities at cost......  $7,461,845    9,558,909   14,124,596     8,075,810        7,005,867      24,161,757        73,531
                           ==========   ==========   ==========     =========        =========      ==========        ======
Shares outstanding.......     361,700      739,148    1,448,288       879,194          405,566       1,661,789         7,889
                           ==========   ==========   ==========     =========        =========      ==========        ======

                                                         OPPENHEIMER
                                                          VARIABLE
                                                           ACCOUNT
                                                            FUNDS
                          ------------------------------------------



                          MFS(R) TOTAL                   OPPENHEIMER
                             RETURN     MFS(R) UTILITIES  BALANCED
                            SERIES --      SERIES --     FUND/VA --
                          SERVICE CLASS  SERVICE CLASS   NON-SERVICE
                             SHARES          SHARES        SHARES
                          ------------- ---------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  63,143,928      30,073,081    15,958,072
Dividend receivable......          --              --            --
Receivable for units sold      78,020              --            --
                           ----------      ----------    ----------
    Total assets.........  63,221,948      30,073,081    15,958,072
                           ----------      ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,346           1,280           608
Payable for units
 withdrawn...............          --          20,324        45,039
                           ----------      ----------    ----------
    Total liabilities....       3,346          21,604        45,647
                           ----------      ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  60,749,152      30,051,477    15,912,425
 Variable annuity
   contract owners in
   the annuitization
   period................   2,469,450              --            --
 Genworth Life and
   Annuity (note 4c).....          --              --            --
                           ----------      ----------    ----------
    Net assets...........  63,218,602      30,051,477    15,912,425
                           ==========      ==========    ==========
Investments in
 securities at cost......  63,627,585      28,293,033    19,768,276
                           ==========      ==========    ==========
Shares outstanding.......   3,448,603       1,168,794     1,412,219
                           ==========      ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ---------------------------------------------------------------------------------------------------
                                                                                                                 OPPENHEIMER
                                      OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                          MAIN STREET
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES  HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE   SERVICE      SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          ----------- ------------ ------------ ----------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... $33,316,933  35,101,922   7,048,264   17,722,420  91,531,524   6,459,638  178,585,745  99,678,600
Dividend receivable......          --          --          --           --          --          --           --          --
Receivable for units sold          --          --          --           --       9,750          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total assets.........  33,316,933  35,101,922   7,048,264   17,722,420  91,541,274   6,459,638  178,585,745  99,678,600
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,780       1,357         296          702       4,118         251        8,497       4,714
Payable for units
 withdrawn...............       2,998      11,378       2,040        4,529          --       8,791      147,339      18,488
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Total liabilities....       4,778      12,735       2,336        5,231       4,118       9,042      155,836      23,202
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,009,001  35,067,969   7,045,928   17,710,267  89,567,286   6,443,124  170,459,834  95,499,171
 Variable annuity
   contract owners in
   the annuitization
   period................   1,303,154      21,218          --        6,922   1,969,870       7,472    7,970,075   4,156,227
 Genworth Life and
   Annuity (note 4c).....          --          --          --           --          --          --           --          --
                          -----------  ----------   ---------   ----------  ----------  ----------  -----------  ----------
    Net assets........... $33,312,155  35,089,187   7,045,928   17,717,189  91,537,156   6,450,596  178,429,909  99,655,398
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Investments in
 securities at cost...... $38,269,563  31,788,703   6,519,178   19,979,780  86,220,441  13,630,085  150,546,634  86,572,487
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========
Shares outstanding.......   2,982,716     883,067     178,890    2,249,038   3,363,893   3,399,810    8,698,770   5,856,557
                          ===========  ==========   =========   ==========  ==========  ==========  ===========  ==========

                          ------------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... 26,508,140   2,921,530
Dividend receivable......         --          --
Receivable for units sold     10,948      33,207
                          ----------   ---------
    Total assets......... 26,519,088   2,954,737
                          ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        991         124
Payable for units
 withdrawn...............         --          --
                          ----------   ---------
    Total liabilities....        991         124
                          ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 26,478,069   2,954,613
 Variable annuity
   contract owners in
   the annuitization
   period................     40,028          --
 Genworth Life and
   Annuity (note 4c).....         --          --
                          ----------   ---------
    Net assets........... 26,518,097   2,954,613
                          ==========   =========
Investments in
 securities at cost...... 25,903,492   2,919,191
                          ==========   =========
Shares outstanding.......    563,284      63,733
                          ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------- -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $18,768,882    4,242,826      94,820,935     40,976,419    227,765,923    391,955,229    5,139,421
Dividend receivable......          --        6,234         560,478         67,989        357,105        974,692           --
Receivable for units sold          --          681              --         16,359             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total assets.........  18,768,882    4,249,741      95,381,413     41,060,767    228,123,028    392,929,921    5,139,421
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         818          183           4,346          1,762         10,693         17,348          216
Payable for units
 withdrawn...............         445           --          47,517             --        307,088        247,184          176
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Total liabilities....       1,263          183          51,863          1,762        317,781        264,532          392
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  18,767,619    4,249,558      93,242,447     41,059,005    219,524,961    386,033,347    5,139,029
 Variable annuity
   contract owners in
   the annuitization
   period................          --           --       2,087,103             --      8,280,286      6,632,042           --
 Genworth Life and
   Annuity (note 4c).....          --           --              --             --             --             --           --
                          -----------    ---------      ----------     ----------    -----------    -----------    ---------
    Net assets........... $18,767,619    4,249,558      95,329,550     41,059,005    227,805,247    392,665,389    5,139,029
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Investments in
 securities at cost...... $19,792,385    4,145,626      91,301,584     35,198,989    225,660,839    388,278,658    4,575,036
                          ===========    =========      ==========     ==========    ===========    ===========    =========
Shares outstanding.......   1,789,217      410,729      12,693,566      3,062,513     21,942,767     35,567,625      266,016
                          ===========    =========      ==========     ==========    ===========    ===========    =========

                                                    THE PRUDENTIAL
                            THE ALGER PORTFOLIOS     SERIES FUND
                          ------------------------- --------------
                             ALGER                     JENNISON
                           LARGE CAP   ALGER SMALL      20/20
                             GROWTH     CAP GROWTH      FOCUS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                           CLASS I-2    CLASS I-2      CLASS II
                             SHARES       SHARES        SHARES
                          ------------ ------------ --------------
ASSETS:
Investments at fair
 value (note 2b).........  32,587,016   28,559,552    9,292,894
Dividend receivable......          --           --           --
Receivable for units sold          --           --           --
                           ----------   ----------    ---------
    Total assets.........  32,587,016   28,559,552    9,292,894
                           ----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,306        1,142          394
Payable for units
 withdrawn...............       2,707       10,830        3,873
                           ----------   ----------    ---------
    Total liabilities....       4,013       11,972        4,267
                           ----------   ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  32,536,364   28,484,047    9,288,627
 Variable annuity
   contract owners in
   the annuitization
   period................      46,639       63,533           --
 Genworth Life and
   Annuity (note 4c).....          --           --           --
                           ----------   ----------    ---------
    Net assets...........  32,583,003   28,547,580    9,288,627
                           ==========   ==========    =========
Investments in
 securities at cost......  30,427,317   22,534,825    8,679,965
                           ==========   ==========    =========
Shares outstanding.......     755,729      920,385      635,629
                           ==========   ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


                                                                                         WELLS FARGO
                                                                                          VARIABLE
                                        THE PRUDENTIAL SERIES FUND (CONTINUED)              TRUST
                              ---------------------------------------------------------- -----------
                                                                                         WELLS FARGO
                                             NATURAL                      SP PRUDENTIAL   ADVANTAGE
                                JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                                CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............  $2,808,607   28,674,526       11,953          23,823       4,861,191
Dividend receivable..........          --           --           --              --              --
Receivable for units sold....          --       27,662           --              --              --
                               ----------   ----------       ------          ------       ---------
       Total assets..........   2,808,607   28,702,188       11,953          23,823       4,861,191
                               ----------   ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         125        1,207            1               1             211
Payable for units
  withdrawn..................          44           --           --              --           1,154
                               ----------   ----------       ------          ------       ---------
       Total liabilities.....         169        1,207            1               1           1,365
                               ----------   ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   2,808,438   28,700,981       11,952          23,822       4,859,826
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           --           --              --              --
   Genworth Life and
     Annuity (note 4c).......          --           --           --              --              --
                               ----------   ----------       ------          ------       ---------
       Net assets............  $2,808,438   28,700,981       11,952          23,822       4,859,826
                               ==========   ==========       ======          ======       =========
Investments in
  securities at cost.........  $2,575,301   29,519,206       19,553          19,916       4,837,854
                               ==========   ==========       ======          ======       =========
Shares outstanding...........     122,700      756,783        2,780           3,164         216,245
                               ==========   ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                                       ---------------------------------------------------------------
                                                                                INVESCO V.I.
                                                                                    BASIC
                                                                                    VALUE
                                                                                   FUND --
                                  CONSOLIDATED                                    SERIES II
                                     TOTAL                                         SHARES
                          ---------------------------- ---------------------------------------------------------------


                          YEAR ENDED DECEMBER 31, 2011
                          ---------------------------- ---------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        $ 180,297,884                                      56,811
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...          149,859,846                                     156,589
                                 -------------                                    --------
Net investment income
  (expense)..............           30,438,038                                     (99,778)
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............           93,689,782                                    (947,552)
   Change in unrealized
     appreciation
     (depreciation)......         (471,699,249)                                    580,142
   Capital gain
     distributions.......           61,046,534                                          --
                                 -------------                                    --------
Net realized and
  unrealized gain (loss)
  on investments.........         (316,962,933)                                   (367,410)
                                 -------------                                    --------
Increase (decrease) in
  net assets from
  operations.............        $(286,524,895)                                   (467,188)
                                 =============                                    ========

                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.
                            CAPITAL      CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL   LARGE CAP
                          APPRECIATION DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH         GROWTH
                            FUND --      FUND --      FUND --      FUND --      FUND --       FUND --       FUND --
                            SERIES I     SERIES I     SERIES I    SERIES II     SERIES I     SERIES II      SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
                                                                                                          PERIOD FROM
                                                                                                          JANUARY 1 TO
                                                                                                         APRIL 29, 2011
                          ------------ ------------ ------------ ------------ ------------ ------------- --------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     14,428         --        112,275       8,259        103          709,320           2
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    153,887         54        189,366       4,124         44          987,176           6
                            --------       ----       --------     -------        ---       ----------        ----
Net investment income
  (expense)..............   (139,459)       (54)       (77,091)      4,135         59         (277,856)         (4)
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    105,704         (3)       316,345       5,204          1        1,162,496         241
   Change in unrealized
     appreciation
     (depreciation)......   (827,408)      (504)      (369,041)    (24,612)       409       (5,765,865)       (135)
   Capital gain
     distributions.......         --         --             --          --         --               --          --
                            --------       ----       --------     -------        ---       ----------        ----
Net realized and
  unrealized gain (loss)
  on investments.........   (721,704)      (507)       (52,696)    (19,408)       410       (4,603,369)        106
                            --------       ----       --------     -------        ---       ----------        ----
Increase (decrease) in
  net assets from
  operations.............   (861,163)      (561)      (129,787)    (15,273)       469       (4,881,225)        102
                            ========       ====       ========     =======        ===       ==========        ====

                          ------------

                          INVESCO V.I.
                           TECHNOLOGY
                            FUND --
                            SERIES I
                             SHARES
                          ------------
                           YEAR ENDED
                          DECEMBER 31,
                              2011
                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       22
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       89
                              ----
Net investment income
  (expense)..............      (67)
                              ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       60
   Change in unrealized
     appreciation
     (depreciation)......     (666)
   Capital gain
     distributions.......       --
                              ----
Net realized and
  unrealized gain (loss)
  on investments.........     (606)
                              ----
Increase (decrease) in
  net assets from
  operations.............     (673)
                              ====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   AIM VARIABLE INSURANCE FUNDS
                          (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                   ------------------------------------------------------------
                                INVESCO VAN  INVESCO VAN             INVESCO VAN
                                KAMPEN V.I.  KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                   INVESCO V.I.   CAPITAL      CAPITAL   KAMPEN V.I. EQUITY AND
                    UTILITIES      GROWTH      GROWTH     COMSTOCK     INCOME
                     FUND --      FUND --     FUND ---     FUND --     FUND --
                     SERIES I     SERIES I    SERIES II   SERIES II   SERIES II
                      SHARES       SHARES      SHARES      SHARES      SHARES
                   ------------ ------------ ----------- ----------- -----------
                                PERIOD FROM
                    YEAR ENDED  APRIL 29 TO
                   DECEMBER 31, DECEMBER 31,
                       2011         2011
                   ------------ ------------ -----------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......     $112           --            --      607,572    255,214
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       25           10       105,479      699,134    293,252
                       ----         ----      --------   ----------   --------
Net investment
 income (expense).       87          (10)     (105,479)     (91,562)   (38,038)
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       (4)          (2)      433,750       41,916    321,136
 Change in
   unrealized
   appreciation
   (depreciation).      404         (159)     (831,035)  (1,517,899)  (815,548)
 Capital gain
   distributions..       --           --            --           --         --
                       ----         ----      --------   ----------   --------
Net realized and
 unrealized gain
 (loss) on
 investments......      400         (161)     (397,285)  (1,475,983)  (494,412)
                       ----         ----      --------   ----------   --------
Increase
 (decrease) in
 net assets from
 operations.......     $487         (171)     (502,764)  (1,567,545)  (532,450)
                       ====         ====      ========   ==========   ========

                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                   ----------------------------------------------------------------------------------------


                   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                    BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                        CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                   ----------------- ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2011
                   -----------------------------------------------------------------------------------------
Investment income
 and expense:
 Income --
   Ordinary
   dividends......       487,338            20,371           642,332          2,955,799           11,765
 Mortality and
   expense risk
   and
   administrative
   charges (note
   4a)............       392,495            84,908           897,223          1,281,665          213,044
                      ----------        ----------        ----------        -----------       ----------
Net investment
 income (expense).        94,843           (64,537)         (254,891)         1,674,134         (201,279)
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
   gain (loss)....       629,311            53,883        (1,784,878)          (159,144)         606,478
 Change in
   unrealized
   appreciation
   (depreciation).    (1,721,269)       (1,468,220)        4,760,430        (17,262,252)      (1,056,906)
 Capital gain
   distributions..            --                --                --                 --               --
                      ----------        ----------        ----------        -----------       ----------
Net realized and
 unrealized gain
 (loss) on
 investments......    (1,091,958)       (1,414,337)        2,975,552        (17,421,396)        (450,428)
                      ----------        ----------        ----------        -----------       ----------
Increase
 (decrease) in
 net assets from
 operations.......      (997,115)       (1,478,874)        2,720,661        (15,747,262)        (651,707)
                      ==========        ==========        ==========        ===========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       3,369,999
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       258,675       1,452,522
                             ----------       ---------
Net investment income
  (expense)..............      (258,675)      1,917,477
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,417,903       2,368,024
   Change in unrealized
     appreciation
     (depreciation)......      (726,320)      2,709,046
   Capital gain
     distributions.......            --       1,047,038
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........       691,583       6,124,108
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  432,908       8,041,585
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,296       15,310          --      3,479    203,230     10,587,670      21,749       23,099
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,510       19,703       1,040      2,534    208,826      9,033,966      52,205      170,157
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net investment income
  (expense)..............    (214)      (4,393)     (1,040)       945     (5,596)     1,553,704     (30,456)    (147,058)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,177       18,216         724    (16,400)  (113,634)     6,227,392     150,603      187,669
   Change in unrealized
     appreciation
     (depreciation)......   2,307     (160,439)        124     15,061   (400,163)   (44,794,422)   (157,902)    (412,281)
   Capital gain
     distributions.......      --           --          --         --         --     11,455,649       7,480           --
                            -----     --------      ------    -------   --------    -----------    --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   3,484     (142,223)        848     (1,339)  (513,797)    27,111,381         181     (224,612)
                            -----     --------      ------    -------   --------    -----------    --------     --------
Increase (decrease) in
  net assets from
  operations.............   3,270     (146,616)       (192)      (394)  (519,393)   (25,557,677)    (30,275)    (371,670)
                            =====     ========      ======    =======   ========    ===========    ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           COLUMBIA FUNDS VARIABLE
                              INSURANCE TRUST I                          DWS VARIABLE SERIES II
                          -------------------------  -------------------------------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --                DWS DREMAN
                          PORTFOLIO --    MARSICO    DWS CAPITAL   SMALL MID    DWS LARGE       DWS          DWS
                            MARSICO    INTERNATIONAL    GROWTH     CAP VALUE    CAP VALUE    STRATEGIC    TECHNOLOGY
                             GROWTH    OPPORTUNITIES    VIP --       VIP --       VIP --    VALUE VIP --    VIP --
                            FUND --       FUND --      CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
                            CLASS 1       CLASS 2       SHARES       SHARES       SHARES       SHARES       SHARES
                          ------------ ------------- ------------ ------------ ------------ ------------  ----------
                                                     PERIOD FROM               PERIOD FROM
                                                     APRIL 29 TO   YEAR ENDED  APRIL 29 TO
                           YEAR ENDED DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, PERIOD FROM JANUARY 1 TO
                                     2011                2011         2011         2011         APRIL 29, 2011
                          -------------------------  ------------ ------------ ------------ ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    98,062       507,284         --          604           --          964           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     523,861     1,088,173        100        1,470          911          468           55
                          -----------   -----------     ------       ------       ------      -------       ------
Net investment income
  (expense)..............    (425,799)     (580,889)      (100)        (866)        (911)         496          (55)
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,019,295      (653,217)       (42)        (777)        (377)     (17,611)       2,772
   Change in unrealized
     appreciation
     (depreciation)......  (2,729,674)  (10,544,847)    (1,218)      (3,702)      (5,816)      23,052       (2,004)
   Capital gain
     distributions.......          --            --         --           --           --           --           --
                          -----------   -----------     ------       ------       ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    (710,379)  (11,198,064)    (1,260)      (4,479)      (6,193)       5,441          768
                          -----------   -----------     ------       ------       ------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $(1,136,178)  (11,778,953)    (1,360)      (5,345)      (7,104)       5,937          713
                          ===========   ===========     ======       ======       ======      =======       ======

                                           DREYFUS
                          ----------------------------------------

                                                       THE DREYFUS
                             DREYFUS       DREYFUS      SOCIALLY
                            INVESTMENT     VARIABLE    RESPONSIBLE
                            PORTFOLIOS    INVESTMENT     GROWTH
                           MIDCAP STOCK    FUND --    FUND, INC. --
                           PORTFOLIO --  MONEY MARKET    INITIAL
                          INITIAL SHARES  PORTFOLIO      SHARES
                          -------------- ------------ -------------



                                YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        513            30        35,947
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      1,434         9,902        60,936
                              ------        ------       -------
Net investment income
  (expense)..............       (921)       (9,872)      (24,989)
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      2,917            --        30,557
   Change in unrealized
     appreciation
     (depreciation)......     (1,497)           --       (27,037)
   Capital gain
     distributions.......         --            --            --
                              ------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........      1,420            --         3,520
                              ------        ------       -------
Increase (decrease) in
  net assets from
  operations.............        499        (9,872)      (21,469)
                              ======        ======       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            EATON VANCE
                           VARIABLE TRUST                        FEDERATED INSURANCE SERIES
                          ---------------- ----------------------------------------------------------------------
                                             FEDERATED
                                              CAPITAL     FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED
                                            APPRECIATION   INCOME BOND    INCOME BOND      KAUFMANN     MANAGED
                          VT FLOATING-RATE   FUND II --     FUND II --     FUND II --     FUND II --   VOLATILITY
                            INCOME FUND    PRIMARY SHARES PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II
                          ---------------- -------------- -------------- -------------- -------------- ----------
                                                                                   YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 1,315,524         84,621       2,205,290      3,312,117        576,041    337,864
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       487,712        164,389         358,790        569,160      1,111,942    123,053
                            -----------       --------      ----------     ----------    -----------    -------
Net investment income
  (expense)..............       827,812        (79,768)      1,846,500      2,742,957       (535,901)   214,811
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       493,104        127,803         311,047        724,747      1,922,116     23,782
   Change in unrealized
     appreciation
     (depreciation)......    (1,065,109)      (829,552)     (1,263,440)    (1,973,729)   (11,286,773)    29,152
   Capital gain
     distributions.......            --             --              --             --             --         --
                            -----------       --------      ----------     ----------    -----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........      (572,005)      (701,749)       (952,393)    (1,248,982)    (9,364,657)    52,934
                            -----------       --------      ----------     ----------    -----------    -------
Increase (decrease) in
  net assets from
  operations.............   $   255,807       (781,517)        894,107      1,493,975     (9,900,558)   267,745
                            ===========       ========      ==========     ==========    ===========    =======

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                            VIP ASSET     VIP ASSET       VIP
                           MANAGER/SM    MANAGER/SM     BALANCED        VIP
                          /PORTFOLIO -- /PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R)
                             INITIAL       SERVICE      SERVICE    PORTFOLIO --
                              CLASS        CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------- ------------ -------------

                          ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,288,842       342,802     1,049,359    1,335,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     855,489       304,610     1,437,294    2,020,482
                           ----------    ----------    ----------   ----------
Net investment income
  (expense)..............     433,353        38,192      (387,935)    (684,823)
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     309,622       336,232     1,712,212      114,379
   Change in unrealized
     appreciation
     (depreciation)......  (3,391,124)   (1,019,297)   (5,847,637)  (4,311,978)
   Capital gain
     distributions.......     315,595            --       193,762           --
                           ----------    ----------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (2,765,907)     (683,065)   (3,941,663)  (4,197,599)
                           ----------    ----------    ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  (2,332,554)     (644,873)   (4,329,598)  (4,882,422)
                           ==========    ==========    ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   944,869          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,976,039      36,812
                           -----------    --------
Net investment income
  (expense)..............   (1,031,170)    (36,812)
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (591,735)     67,226
   Change in unrealized
     appreciation
     (depreciation)......   (3,382,153)   (119,241)
   Capital gain
     distributions.......           --          --
                           -----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   (3,973,888)    (52,015)
                           -----------    --------
Increase (decrease) in
  net assets from
  operations.............  $(5,005,058)    (88,827)
                           ===========    ========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP           VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &      GROWTH         VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE       INITIAL      INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2        CLASS        CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
                                                    YEAR ENDED DECEMBER 31, 2011
                          ----------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,629,867     1,253,719    430,329      220,064        15,178        239,265      105,555
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,540,680       951,186    365,397      231,991       136,820        936,504      329,253
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net investment income
  (expense)..............   1,089,187       302,533     64,932      (11,927)     (121,642)      (697,239)    (223,698)
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,019,830)   (1,281,334)     3,141       57,535       242,299      1,529,259    1,195,796
   Change in unrealized
     appreciation
     (depreciation)......     830,312       817,165     26,555      (92,807)      (41,108)    (1,469,700)  (1,054,144)
   Capital gain
     distributions.......          --            --         --           --            --        237,200           --
                           ----------    ----------    -------      -------      --------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,189,518)    (-464,169)    29,696      (35,272)      201,191        296,759      141,652
                           ----------    ----------    -------      -------      --------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (100,331)     (161,636)    94,628      (47,199)       79,549       (400,480)     (82,046)
                           ==========    ==========    =======      =======      ========     ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          -------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   491,153
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   223,561
                            -------
Net investment income
  (expense)..............   267,592
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    66,494
   Change in unrealized
     appreciation
     (depreciation)......    15,469
   Capital gain
     distributions.......   380,637
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   462,600
                            -------
Increase (decrease) in
  net assets from
  operations.............   730,192
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------

                                                                         VIP
                              VIP            VIP           VIP          VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                              YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   165           24,433       425,944       34,612
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       287        1,878,608       383,943       77,958
                            -------      -----------    ----------     --------
Net investment income
  (expense)..............      (122)      (1,854,175)       42,001      (43,346)
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        50        5,279,474      (225,686)      79,395
   Change in unrealized
     appreciation
     (depreciation)......    (4,371)     (18,321,104)   (4,955,782)    (706,197)
   Capital gain
     distributions.......        --          191,973            --           --
                            -------      -----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (4,321)     (12,849,657)   (5,181,468)    (626,802)
                            -------      -----------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............   $(4,443)     (14,703,832)   (5,139,467)    (670,148)
                            =======      ===========    ==========     ========

                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON   TEMPLETON
                                            GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN     FOREIGN
                          FRANKLIN INCOME SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES  SECURITIES
                            SECURITIES     FUND --       FUND --         FUND --     FUND --     FUND --
                              FUND --      CLASS 2       CLASS 2         CLASS 2     CLASS 1     CLASS 2
                          CLASS 2 SHARES    SHARES        SHARES         SHARES       SHARES      SHARES
                          --------------- ---------- ---------------- ------------- ----------  ----------
                           ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    36,497,578      2,387          17,945      1,503,850      222,505     23,736
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    12,637,017      5,583       2,227,282      1,071,096      166,345     24,423
                            -----------     ------      ----------     ----------   ----------   --------
Net investment income
  (expense)..............    23,860,561     (3,196)     (2,209,337)       432,754       56,160       (687)
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (4,946,803)       263        (506,768)     1,608,065       42,217      4,813
   Change in unrealized
     appreciation
     (depreciation)......   (15,668,769)    (6,847)     (1,035,387)    (3,519,437)  (1,398,713)  (169,193)
   Capital gain
     distributions.......            --         --              --             --           --         --
                            -----------     ------      ----------     ----------   ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........   (20,615,572)    (6,584)     (1,542,155)    (1,911,372)  (1,356,496)  (164,380)
                            -----------     ------      ----------     ----------   ----------   --------
Increase (decrease) in
  net assets from
  operations.............     3,244,989     (9,780)     (3,751,492)    (1,478,618)  (1,300,336)  (165,067)
                            ===========     ======      ==========     ==========   ==========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FRANKLIN TEMPLETON
                             VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                                     GE INVESTMENTS FUNDS, INC.
                          -------------------------  ---------------------------------------------------------------------------
                           TEMPLETON
                             GLOBAL     TEMPLETON
                              BOND        GROWTH     CORE VALUE            INTERNATIONAL   MID-CAP
                           SECURITIES   SECURITIES     EQUITY    INCOME       EQUITY       EQUITY
                            FUND --      FUND --      FUND --    FUND --      FUND --      FUND --      MONEY     PREMIER GROWTH
                            CLASS 1      CLASS 2      CLASS 1    CLASS 1      CLASS 1      CLASS 1      MARKET    EQUITY FUND --
                             SHARES       SHARES       SHARES    SHARES       SHARES       SHARES        FUND     CLASS 1 SHARES
                          -----------   ----------   ---------- ---------  ------------- -----------  ----------  --------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   725,746      173,888     128,821  1,915,775       67,645        83,231          --       73,284
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     173,404      202,666     247,375    705,915      160,397     1,163,292   3,191,996      581,105
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net investment income
  (expense)..............     552,342      (28,778)   (118,554) 1,209,860      (92,752)   (1,080,061) (3,191,996)    (507,821)
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     351,337     (207,500)    (12,007)  (202,204)  (2,212,889)    2,931,905          --      741,657
   Change in unrealized
     appreciation
     (depreciation)......  (1,215,317)    (767,941)   (327,907) 1,566,035      270,547   (13,549,598)         --     (480,978)
   Capital gain
     distributions.......      70,899           --          --         --           --     4,833,196          --           --
                          -----------   ----------    --------  ---------   ----------   -----------  ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (793,081)    (975,441)   (339,914) 1,363,831   (1,942,342)   (5,784,497)         --      260,679
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========
Increase (decrease) in
  net assets from
  operations............. $  (240,739)  (1,004,219)   (458,468) 2,573,691   (2,035,094)   (6,864,558) (3,191,996)    (247,142)
                          ===========   ==========    ========  =========   ==========   ===========  ==========     ========



                          -----------------------


                          REAL ESTATE
                          SECURITIES
                            FUND --
                            CLASS 1   S&P 500(R)
                            SHARES    INDEX FUND
                          ----------- ----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    820,852   2,864,036
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,026,238   2,467,531
                           ---------  ----------
Net investment income
  (expense)..............   (205,386)    396,505
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,262,186   3,191,593
   Change in unrealized
     appreciation
     (depreciation)......  4,108,776  (2,897,119)
   Capital gain
     distributions.......         --          --
                           ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  5,370,962     294,474
                           =========  ==========
Increase (decrease) in
  net assets from
  operations.............  5,165,576     690,979
                           =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  -----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ----------
                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $      106   17,972,389   16,017,005     215,921     304,806
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    706,334   18,077,620   21,534,667     465,234     345,559
                          ----------  -----------  -----------  ----------  ----------
Net investment income
  (expense)..............   (706,228)    (105,231)  (5,517,662)   (249,313)    (40,753)
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,202,643    4,602,709   (3,573,108)     82,890   1,657,656
   Change in unrealized
     appreciation
     (depreciation)......    499,082  (51,724,538) (44,735,319) (1,099,501) (5,084,483)
   Capital gain
     distributions.......         --           --           --          --   1,872,401
                          ----------  -----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,701,725  (47,121,829) (48,308,427) (1,016,611) (1,554,426)
                          ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets from
  operations............. $  995,497  (47,227,060) (53,826,089) (1,265,924) (1,595,179)
                          ==========  ===========  ===========  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------
                                     GENWORTH                   GENWORTH     GENWORTH
                                       EATON                     GOLDMAN    LEGG MASON
                          GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                          DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                          VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                          FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                          SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                           SHARES     SHARES       SHARES        SHARES       SHARES
                          --------  ----------  ------------- ------------- -----------

                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   62,895     582,856      161,925     2,823,347       95,008
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  127,061     754,817       68,830     2,553,013      756,220
                          --------  ----------   ----------     ---------   ----------
Net investment income
  (expense)..............  (64,166)   (171,961)      93,095       270,334     (661,212)
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,418     944,154       93,292       130,000    1,101,186
   Change in unrealized
     appreciation
     (depreciation)...... (788,608) (4,121,632)  (1,414,971)    6,393,868   (2,617,264)
   Capital gain
     distributions.......       --     675,045           --            --    2,638,682
                          --------  ----------   ----------     ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... (786,190) (2,502,433)  (1,321,679)    6,523,868    1,122,604
                          --------  ----------   ----------     ---------   ----------
Increase (decrease) in
  net assets from
  operations............. (850,356) (2,674,394)  (1,228,584)    6,794,202      461,392
                          ========  ==========   ==========     =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED)
                          -------------------------
                                           GENWORTH
                            GENWORTH      PYRAMIS(R)
                             PIMCO        SMALL/MID
                           STOCKSPLUS      CAP CORE
                            FUND --        FUND --
                            SERVICE        SERVICE
                             SHARES         SHARES
                          ------------   -----------

                          ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  9,757,200     2,926,060
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    2,910,511       742,049
                          ------------   -----------
Net investment income
  (expense)..............    6,846,689     2,184,011
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    3,230,021     2,309,596
   Change in unrealized
     appreciation
     (depreciation)......  (15,490,312)  (13,143,039)
   Capital gain
     distributions.......    6,716,499     5,433,535
                          ------------   -----------
Net realized and
  unrealized gain (loss)
  on investments.........   (5,543,792)   (5,399,908)
                          ------------   -----------
Increase (decrease) in
  net assets from
  operations............. $  1,302,897    (3,215,897)
                          ============   ===========

                           GOLDMAN SACHS VARIABLE
                               INSURANCE TRUST                                 JPMORGAN INSURANCE TRUST
                          ------------------------  -----------------------------------------------------------------
                             GOLDMAN                               JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                              SACHS                   JPMORGAN    INSURANCE     INSURANCE    INSURANCE    INSURANCE
                            LARGE CAP     GOLDMAN    INSURANCE      TRUST         TRUST        TRUST        TRUST
                              VALUE        SACHS     TRUST CORE     EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             FUND --      MID CAP       BOND        INDEX        EQUITY        GROWTH      MID CAP
                          INSTITUTIONAL    VALUE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                             SHARES        FUND       CLASS 1      CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------- ----------  ------------ ------------ ------------- ------------ ------------
                                                  YEAR ENDED DECEMBER 31, 2011
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    129,943       447,343    307,627       37,597         1,888        5,414        4,529
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    165,924       944,010     97,296       42,334         1,780       10,900       10,690
                            --------    ----------    -------      -------       -------      -------      -------
Net investment income
  (expense)..............    (35,981)     (496,667)   210,331       (4,737)          108       (5,486)      (6,161)
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (125,218)      529,647     57,387       45,122        13,338       17,670       17,253
   Change in unrealized
     appreciation
     (depreciation)......   (803,153)   (4,909,242)    37,064      (36,911)      (23,276)     (12,011)     (23,075)
   Capital gain
     distributions.......         --            --         --           --            --           --           --
                            --------    ----------    -------      -------       -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   (928,371)   (4,379,595)    94,451        8,211        (9,938)       5,659       (5,822)
                            --------    ----------    -------      -------       -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   (964,352)   (4,876,262)   304,782        3,474        (9,830)         173      (11,983)
                            ========    ==========    =======      =======       =======      =======      =======


                          ------------
                            JPMORGAN
                           INSURANCE
                             TRUST
                            MID CAP
                             GROWTH
                          PORTFOLIO --
                            CLASS 1
                          ------------

                          -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    10,315
                            -------
Net investment income
  (expense)..............   (10,315)
                            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    29,357
   Change in unrealized
     appreciation
     (depreciation)......   (54,281)
   Capital gain
     distributions.......        --
                            -------
Net realized and
  unrealized gain (loss)
  on investments.........   (24,924)
                            -------
Increase (decrease) in
  net assets from
  operations.............   (35,239)
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST
                                       (CONTINUED)
                          -------------------------------------  -------------
                            JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST      INSURANCE
                            MID CAP     SMALL CAP    TRUST U.S.    BALANCED
                             VALUE         CORE        EQUITY    PORTFOLIO --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL
                            CLASS 1      CLASS 1      CLASS 1       SHARES
                          ------------ ------------ ------------ -------------

                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  1,998          37       24,716      2,860,005
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      2,336         426       41,851      1,590,405
                            --------      ------      -------     ----------
Net investment income
  (expense)..............       (338)       (389)     (17,135)     1,269,600
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,792         943       38,363      2,724,176
   Change in unrealized
     appreciation
     (depreciation)......    (24,264)     (2,423)     (98,045)    (8,988,103)
   Capital gain
     distributions.......         --          --           --      5,490,582
                            --------      ------      -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........      3,528      (1,480)     (59,682)      (773,345)
                            --------      ------      -------     ----------
Increase (decrease) in
  net assets from
  operations.............   $  3,190      (1,869)     (76,817)       496,255
                            ========      ======      =======     ==========

                                                   JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                    FLEXIBLE
                            BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------- ------------
                          YEAR ENDED DECEMBER 31, 2011
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,433,428           --           --       868,536       169,355       123,842
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   2,656,739      804,799       96,643       332,964       681,944       825,161
                          -----------   ----------     --------     ---------    ----------    ----------
Net investment income
  (expense)..............     776,689     (804,799)     (96,643)      535,572      (512,589)     (701,319)
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,298,405    2,726,970      705,415       150,279     2,176,136     1,550,345
   Change in unrealized
     appreciation
     (depreciation)...... (11,802,930)  (3,294,601)    (787,024)     (816,382)   (5,227,894)   (4,774,532)
   Capital gain
     distributions.......   7,213,432           --           --     1,325,047            --            --
                          -----------   ----------     --------     ---------    ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,291,093)    (567,631)     (81,609)      658,944    (3,051,758)   (3,224,187)
                          -----------   ----------     --------     ---------    ----------    ----------
Increase (decrease) in
  net assets from
  operations.............    (514,404)  (1,372,430)    (178,252)    1,194,516    (3,564,347)   (3,925,506)
                          ===========   ==========     ========     =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                         JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------------------



                             GLOBAL
                           TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ ------------- ------------ ------------- ------------ ------------- ------------
                                                                              YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --      328,488       20,573        364,871       45,052      352,087       28,115
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     109,901      809,099       73,707      1,136,806      182,546      874,306       93,103
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net investment income
  (expense)..............    (109,901)    (480,611)     (53,134)      (771,935)    (137,494)    (522,219)     (64,988)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     720,245    1,405,826      203,440      3,331,925    1,733,836     (182,014)      78,097
   Change in unrealized
     appreciation
     (depreciation)......  (1,335,648)  (4,511,335)    (458,334)   (32,440,193)  (6,053,011)  (8,581,122)    (934,911)
   Capital gain
     distributions.......          --           --           --        760,924      118,501           --           --
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........    (615,403)  (3,105,509)    (254,894)   (28,347,344)  (4,200,674)  (8,763,136)    (856,814)
                          -----------   ----------     --------    -----------   ----------   ----------     --------
Increase (decrease) in
  net assets from
  operations............. $  (725,304)  (3,586,120)    (308,028)   (29,119,279)  (4,338,168)  (9,285,355)    (921,802)
                          ===========   ==========     ========    ===========   ==========   ==========     ========

                                   LEGG MASON PARTNERS
                                  VARIABLE EQUITY TRUST
                          -------------------------------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY       EQUITY
                           AGGRESSIVE     INCOME       INCOME
                             GROWTH      BUILDER      BUILDER
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --      160,431      223,853
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     93,633       68,742      153,926
                            --------     --------     --------
Net investment income
  (expense)..............    (93,633)      91,689       69,927
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    276,400     (157,290)    (303,883)
   Change in unrealized
     appreciation
     (depreciation)......   (377,650)     372,324      652,047
   Capital gain
     distributions.......         --           --           --
                            --------     --------     --------
Net realized and
  unrealized gain (loss)
  on investments.........   (101,250)     215,034      348,164
                            --------     --------     --------
Increase (decrease) in
  net assets from
  operations.............   (194,883)     306,723      418,091
                            ========     ========     ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     LEGG MASON
                                                      PARTNERS
                             LEGG MASON PARTNERS      VARIABLE
                            VARIABLE EQUITY TRUST      INCOME
                                 (CONTINUED)           TRUST                                   MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ --------------------------------------------------------------
                           LEGG MASON                LEGG MASON
                          CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE   CLEARBRIDGE     ASSET                      MFS(R) INVESTORS MFS(R) NEW  MFS(R) STRATEGIC
                          FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS      TRUST       DISCOVERY        INCOME
                            ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK      SERIES --     SERIES --      SERIES --
                             VALUE        VALUE         BOND        SERIES --         SERVICE       SERVICE        SERVICE
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS        CLASS         CLASS          CLASS
                            CLASS I      CLASS I      CLASS I         SHARES           SHARES        SHARES         SHARES
                          ------------ ------------ ------------ ---------------- ---------------- ----------  ----------------
                                                                                    YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  95,303     227,967      501,086          26,603           66,058             --        4,235
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    123,878     150,988      205,562         163,665          140,528        454,013        1,155
                           ---------     -------      -------        --------         --------     ----------       ------
Net investment income
  (expense)..............    (28,575)     76,979      295,524        (137,062)         (74,470)      (454,013)       3,080
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (128,573)    134,892       54,769         481,041          377,639      2,060,421          288
   Change in unrealized
     appreciation
     (depreciation)......   (415,543)    173,676      382,928        (441,308)        (608,440)    (8,519,721)      (1,039)
   Capital gain
     distributions.......         --          --           --              --               --      3,452,410           --
                           ---------     -------      -------        --------         --------     ----------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (544,116)    308,568      437,697          39,733         (230,801)    (3,006,890)        (751)
                           ---------     -------      -------        --------         --------     ----------       ------
Increase (decrease) in
  net assets from
  operations.............  $(572,691)    385,547      733,221         (97,329)        (305,271)    (3,460,903)       2,329
                           =========     =======      =======        ========         ========     ==========       ======


                                                         OPPENHEIMER
                                                          VARIABLE
                                                        ACCOUNT FUNDS
                          -------------------------------------------


                          MFS(R) TOTAL
                             RETURN    MFS(R) UTILITIES  OPPENHEIMER
                           SERIES --      SERIES --       BALANCED
                            SERVICE        SERVICE       FUND/VA --
                             CLASS          CLASS        NON-SERVICE
                             SHARES         SHARES         SHARES
                          ------------ ---------------- -------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,605,443        942,821        411,089
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,339,825        501,859        242,849
                           ---------      ---------       --------
Net investment income
  (expense)..............    265,618        440,962        168,240
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (111,352)       945,299       (766,899)
   Change in unrealized
     appreciation
     (depreciation)......   (306,671)       264,981        512,047
   Capital gain
     distributions.......         --             --             --
                           ---------      ---------       --------
Net realized and
  unrealized gain (loss)
  on investments.........   (418,023)     1,210,280       (254,852)
                           ---------      ---------       --------
Increase (decrease) in
  net assets from
  operations.............   (152,405)     1,651,242        (86,612)
                           =========      =========       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------------------------------------
                                                                                                                   OPPENHEIMER
                                       OPPENHEIMER  OPPENHEIMER              OPPENHEIMER                           MAIN STREET
                          OPPENHEIMER    CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     OPPENHEIMER OPPENHEIMER   SMALL- &
                           BALANCED    APPRECIATION APPRECIATION  CORE BOND  SECURITIES   HIGH INCOME MAIN STREET    MID-CAP
                          FUND/VA --    FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --  FUND/VA --  FUND(R)/VA --
                            SERVICE    NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE   SERVICE      SERVICE
                            SHARES        SHARES       SHARES      SHARES      SHARES       SHARES      SHARES       SHARES
                          -----------  ------------ ------------ ----------- -----------  ----------- ----------- -------------
                                                                          YEAR ENDED DECEMBER 31, 2011
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   781,965      147,612       8,972    1,120,236    1,154,864     672,348   1,127,614      426,729
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     716,830      548,210     122,332      265,516    1,727,038     101,942   3,296,278    1,838,542
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net investment income
  (expense)..............      65,135     (400,598)   (113,360)     854,720     (572,174)    570,406  (2,168,664)  (1,411,813)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,391,477)   1,071,619     237,035     (694,275)   4,424,750  (1,846,208)  7,805,878    5,696,844
   Change in unrealized
     appreciation
     (depreciation)......     807,429   (1,538,709)   (310,883)   1,059,023  (13,616,153)  1,048,560  (9,468,643)  (7,380,714)
   Capital gain
     distributions.......          --           --          --           --           --          --          --           --
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (584,048)    (467,090)    (73,848)     364,748   (9,191,403)   (797,648) (1,662,765)  (1,683,870)
                          -----------   ----------    --------    ---------  -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations............. $  (518,913)    (867,688)   (187,208)   1,219,468   (9,763,577)   (227,242) (3,831,429)  (3,095,683)
                          ===========   ==========    ========    =========  ===========  ==========  ==========   ==========

                          -----------------------
                          OPPENHEIMER OPPENHEIMER
                           SMALL- &    SMALL- &
                            MID-CAP     MID-CAP
                            GROWTH      GROWTH
                          FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE
                            SHARES      SHARES
                          ----------- -----------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   401,958      53,246
                           --------    --------
Net investment income
  (expense)..............  (401,958)    (53,246)
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   393,982      53,571
   Change in unrealized
     appreciation
     (depreciation)......    68,955    (254,792)
   Capital gain
     distributions.......        --          --
                           --------    --------
Net realized and
  unrealized gain (loss)
  on investments.........   462,937    (201,221)
                           --------    --------
Increase (decrease) in
  net assets from
  operations.............    60,979    (254,467)
                           ========    ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                     RYDEX
                                                                                                                   VARIABLE
                                                      PIMCO VARIABLE INSURANCE TRUST                                 TRUST
                          --------------------------------------------------------------------------------------  -----------
                                        FOREIGN BOND                   LONG-TERM
                           ALL ASSET     PORTFOLIO                        U.S.
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN
                            ADVISOR      HEDGED) --    PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --
                             SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND
                          ------------ -------------- -------------- -------------- -------------- -------------- -----------
                                                                                 YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 1,744,783      92,815        7,187,396     1,104,199       4,030,108     11,058,411          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     365,680      68,115        1,696,535       623,785       4,117,581      6,801,906      87,147
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net investment income
  (expense)..............   1,379,103      24,700        5,490,861       480,414         (87,473)     4,256,505     (87,147)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (88,236)    (14,187)       2,698,744     1,286,005       1,602,437      4,315,750     404,591
   Change in unrealized
     appreciation
     (depreciation)......  (1,346,878)    155,227       (6,000,298)    6,648,458      (2,895,109)    (6,283,919)   (466,535)
   Capital gain
     distributions.......          --      41,183               --       846,679              --      5,704,209          --
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,435,114)    182,223       (3,301,554)    8,781,142      (1,292,672)     3,736,040     (61,944)
                          -----------     -------       ----------     ---------      ----------     ----------    --------
Increase (decrease) in
  net assets from
  operations............. $   (56,011)    206,923        2,189,307     9,261,556      (1,380,145)     7,992,545    (149,091)
                          ===========     =======       ==========     =========      ==========     ==========    ========

                                                        THE
                                                     PRUDENTIAL
                            THE ALGER PORTFOLIOS    SERIES FUND
                          ------------------------  ------------
                             ALGER                    JENNISON
                           LARGE CAP   ALGER SMALL     20/20
                             GROWTH     CAP GROWTH     FOCUS
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                           CLASS I-2    CLASS I-2     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     364,141           --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     526,382      466,130      174,068
                           ----------   ----------   ----------
Net investment income
  (expense)..............    (162,241)    (466,130)    (174,068)
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     811,791    2,362,148      739,038
   Change in unrealized
     appreciation
     (depreciation)......  (1,120,933)  (3,225,981)  (1,109,310)
   Capital gain
     distributions.......          --           --           --
                           ----------   ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........    (309,142)    (863,833)    (370,272)
                           ----------   ----------   ----------
Increase (decrease) in
  net assets from
  operations.............    (471,383)  (1,329,963)    (544,340)
                           ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           WELLS FARGO
                                                                                            VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                 TRUST
                          ---------------------------------------------------------------  -----------
                                                                                           WELLS FARGO
                                         NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                            JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                            CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------------- ------------------ -----------
                                                  YEAR ENDED DECEMBER 31, 2011
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --            --            63                269               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     46,847       584,482           215                387           49,528
                           ---------   -----------        ------               ----         --------
Net investment income
  (expense)..............    (46,847)     (584,482)         (152)              (118)         (49,528)
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    100,564     2,711,300          (460)               486          154,022
   Change in unrealized
     appreciation
     (depreciation)......   (218,044)  (10,176,962)       (1,835)              (259)        (429,914)
   Capital gain
     distributions.......         --            --            --                 --           23,974
                           ---------   -----------        ------               ----         --------
Net realized and
  unrealized gain (loss)
  on investments.........   (117,480)   (7,465,662)       (2,295)               227         (251,918)
                           ---------   -----------        ------               ----         --------
Increase (decrease) in
  net assets from
  operations.............  $(164,327)   (8,050,144)       (2,447)               109         (301,446)
                           =========   ===========        ======               ====         ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   CONSOLIDATED TOTAL
                             ------------------------------

                             -------------------------------
                                   2011            2010
                             ---------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    30,438,038     47,366,115
 Net realized gain
   (loss) on investments....      93,689,782    (11,191,819)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (471,699,249)   838,845,134
 Capital gain
   distribution.............      61,046,534     28,612,829
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     operations.............    (286,524,895)   903,632,259
                             ---------------  -------------
From capital
 transactions (note 4):
 Net premiums...............      84,292,096    171,409,381
 Death benefits.............    (151,159,818)  (143,088,431)
 Surrenders.................  (1,036,456,511)  (905,420,586)
 Administrative expenses....     (26,527,385)   (26,660,682)
 Capital contribution
   (withdrawal).............         102,695     (7,475,735)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (1,954,514)   109,323,241
                             ---------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,131,703,437)  (801,912,812)
                             ---------------  -------------
Increase (decrease) in
 net assets.................  (1,418,228,332)   101,719,447
Net assets at beginning
 of year....................   9,440,794,408  9,339,074,961
                             ---------------  -------------
Net assets at end of year... $ 8,022,566,076  9,440,794,408
                             ===============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                               INVESCO V.I. BASIC     INVESCO V.I. CAPITAL   INVESCO V.I. CAPITAL      INVESCO V.I.
                                  VALUE FUND --       APPRECIATION FUND --   DEVELOPMENT FUND --    CORE EQUITY FUND --
                                SERIES II SHARES         SERIES I SHARES     SERIES I SHARES          SERIES I SHARES
                             ----------------------  ----------------------  -------------------  ----------------------
                                             YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2011        2010        2011        2010      2011       2010        2011        2010
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (99,778)   (150,151)   (139,459)    (92,740)   (54)       (47)       (77,091)    (84,397)
 Net realized gain
   (loss) on investments....   (947,552) (1,624,746)    105,704    (297,146)    (3)       (10)       316,345      56,209
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    580,142   2,251,375    (827,408)  1,725,039   (504)     1,141       (369,041)    999,749
 Capital gain
   distribution.............         --          --          --          --     --         --             --          --
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (467,188)    476,478    (861,163)  1,335,153   (561)     1,084       (129,787)    971,561
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      5,925     107,982       8,834     123,262     --         --        123,441      59,322
 Death benefits.............    (33,818)     36,842     (81,682)   (178,143)    --         --       (182,915)    (43,288)
 Surrenders................. (1,681,695) (1,615,105) (1,269,817) (1,587,754)    --         --     (1,756,309) (2,510,139)
 Administrative expenses....    (25,845)    (31,614)    (23,582)    (24,167)    --         --        (28,616)    (30,170)
 Capital contribution
   (withdrawal).............         --          --          --          --     --         --             --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (968,040)   (773,910)   (369,858)   (633,332)    (1)         1       (505,273)   (305,560)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,703,473) (2,275,805) (1,736,105) (2,300,134)    (1)         1     (2,349,672) (2,829,835)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Increase (decrease) in
 net assets................. (3,170,661) (1,799,327) (2,597,268)   (964,981)  (562)     1,085     (2,479,459) (1,858,274)
Net assets at beginning
 of year.................... 11,425,606  13,224,933  11,055,340  12,020,321  7,143      6,058     13,194,257  15,052,531
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
Net assets at end of year...  8,254,945  11,425,606   8,458,072  11,055,340  6,581      7,143     10,714,798  13,194,257
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========
Change in units (note 5):
 Units purchased............     60,806     164,462      60,764      89,433     --         --         55,706      73,801
 Units redeemed.............   (310,754)   (384,587)   (321,544)   (483,878)    --         --       (268,849)   (356,637)
                             ----------  ----------  ----------  ----------    -----     -----    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (249,948)   (220,125)   (260,780)   (394,445)    --         --       (213,143)   (282,836)
                             ==========  ==========  ==========  ==========    =====     =====    ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                        --------------------------------------------------------------------------------------------------------
                           INVESCO V.I.     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.         INVESCO V.I.
                            GLOBAL REAL      GOVERNMENT             INTERNATIONAL               LARGE CAP           TECHNOLOGY
                          ESTATE FUND --    SECURITIES FUND --      GROWTH FUND --           GROWTH FUND --           FUND --
                         SERIES II SHARES   SERIES I SHARES        SERIES II SHARES          SERIES I SHARES      SERIES I SHARES
                        ------------------  -----------------  -----------------------  ------------------------  --------------
                                                                                        PERIOD FROM
                                                                                        JANUARY 1 TO  YEAR ENDED    YEAR ENDED
                                         YEAR ENDED DECEMBER 31,                         APRIL 29,   DECEMBER 31,  DECEMBER 31,
                        --------------------------------------------------------------  ------------ ------------ --------------
                          2011      2010     2011      2010        2011        2010         2011         2010      2011    2010
                        --------  --------   -----     -----   -----------  ----------  ------------ ------------ ------  ------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $  4,135     6,777     59       258       (277,856)    (21,023)        (4)         (50)      (67)    (76)
 Net realized gain
   (loss) on
   investments.........    5,204    (8,140)     1       (52)     1,162,496    (721,759)       241          217        60      13
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (24,612)   23,696    409        37     (5,765,865)  5,454,714       (135)        (195)     (666)  2,072
 Capital gain
   distribution........       --        --     --        --             --          --         --           --        --      --
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from operations...  (15,273)   22,333    469       243     (4,881,225)  4,711,932        102          (28)     (673)  2,009
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
From capital
 transactions (note
 4):
 Net premiums..........       --        --    240       240      1,113,579   1,802,869         --           --        --      --
 Death benefits........       --        --     --        --       (476,725)    (49,952)        --           --        --      --
 Surrenders............  (32,660)  (13,973)    --      (248)    (4,247,151) (3,857,037)      (205)         (82)       --      --
 Administrative
   expenses............     (307)     (498)    --        --       (292,222)   (263,392)        --          (10)       --      --
 Capital
   contribution
   (withdrawal)........       --        --     --        --             --          --         --           --        --      --
 Transfers between
   subaccounts
   (including fixed
   account), net.......   14,982  (162,412) 3,796      (112)    (7,955,218) (6,127,571)    (1,178)      (4,340)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (17,985) (176,883) 4,036      (120)   (11,857,737) (8,495,083)    (1,383)      (4,432)     (134)    (40)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Increase (decrease)
 in net assets.........  (33,258) (154,550) 4,505       123    (16,738,962) (3,783,151)    (1,281)      (4,460)     (807)  1,969
Net assets at
 beginning of year.....  241,565   396,115  2,827     2,704     64,183,718  67,966,869      1,281        5,741    11,857   9,888
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
Net assets at end
 of year............... $208,307   241,565  7,332     2,827     47,444,756  64,183,718         --        1,281    11,050  11,857
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======
Change in units
 (note 5):
 Units purchased.......    4,777    82,835    261       227        827,842   5,793,209         --           --        --      --
 Units redeemed........   (5,893) (103,745)    (3)     (227)    (1,668,947) (7,074,350)      (126)        (539)      (36)    (13)
                        --------  --------   -----     -----   -----------  ----------     ------       ------    ------  ------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,116)  (20,910)   258        --       (841,105) (1,281,141)      (126)        (539)      (36)    (13)
                        ========  ========   =====     =====   ===========  ==========     ======       ======    ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------
                              INVESCO V.I.
                               UTILITIES
                                FUND --
                                SERIES I
                                 SHARES
                             -------------

                               YEAR ENDED
                              DECEMBER 31,
                             -------------
                              2011    2010
                             ------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87     86
 Net realized gain
   (loss) on investments....     (4)    (7)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    404     81
 Capital gain
   distribution.............     --     --
                             ------  -----
    Increase (decrease)
     in net assets from
     operations.............    487    160
                             ------  -----
From capital
 transactions (note 4):
 Net premiums...............     --     --
 Death benefits.............     --     --
 Surrenders.................     --     --
 Administrative expenses....     --     --
 Capital contribution
   (withdrawal).............     --     --
 Transfers between
   subaccounts
   (including fixed
   account), net............     42    185
                             ------  -----
    Increase (decrease)
     in net assets from
     capital transactions...     42    185
                             ------  -----
Increase (decrease) in
 net assets.................    529    345
Net assets at beginning
 of year....................  3,087  2,742
                             ------  -----
Net assets at end of year... $3,616  3,087
                             ======  =====
Change in units (note 5):
 Units purchased............      4     19
 Units redeemed.............     --     --
                             ------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      4     19
                             ======  =====

                             AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ----------------------------------------------------------------------------------------
                                 INVESCO             INVESCO                                          INVESCO
                               VAN KAMPEN          VAN KAMPEN                INVESCO                VAN KAMPEN
                              V.I. CAPITAL        V.I. CAPITAL              VAN KAMPEN            V.I. EQUITY AND
                             GROWTH FUND --      GROWTH FUND --       V.I. COMSTOCK FUND --       INCOME FUND --
                             SERIES I SHARES    SERIES II SHARES         SERIES II SHARES        SERIES II SHARES
                             --------------- ----------------------  -----------------------  ----------------------
                               PERIOD FROM
                               APRIL 29 TO
                              DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                             --------------- -----------------------------------------------------------------------
                                  2011          2011        2010        2011         2010        2011        2010
                             --------------- ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................        (10)       (105,479)   (114,124)    (91,562)    (737,055)    (38,038)    (11,087)
 Net realized gain
   (loss) on investments....         (2)        433,750     281,936      41,916   (2,630,953)    321,136     405,336
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       (159)       (831,035)    970,841  (1,517,899)   9,514,893    (815,548)    971,433
 Capital gain
   distribution.............         --              --          --          --           --          --          --
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............       (171)       (502,764)  1,138,653  (1,567,545)   6,146,885    (532,450)  1,365,682
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --          12,916      14,829     179,782      703,802      46,099     114,026
 Death benefits.............         --         (70,274)     (1,468)    (59,192)    (241,153)     (4,502)         --
 Surrenders.................         --        (763,445)   (747,220) (6,418,359)  (6,396,333) (1,109,426)   (656,050)
 Administrative expenses....         (9)        (20,922)    (24,503)   (141,471)    (160,334)    (50,072)    (45,503)
 Capital contribution
   (withdrawal).............         --              --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............      1,178        (491,604)   (530,072)   (918,103)  (7,055,771)    895,607     780,952
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      1,169      (1,333,329) (1,288,434) (7,357,343) (13,149,789)   (222,294)    193,425
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................        998      (1,836,093)   (149,781) (8,924,888)  (7,002,904)   (754,744)  1,559,107
Net assets at beginning
 of year....................         --       7,546,590   7,696,371  48,249,762   55,252,666  14,342,342  12,783,235
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year...        998       5,710,497   7,546,590  39,324,874   48,249,762  13,587,598  14,342,342
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............        118          29,204      61,487     547,392    2,052,334     440,520   1,442,656
 Units redeemed.............         (1)       (138,160)   (183,098) (1,115,507)  (3,169,879)   (471,302) (1,410,656)
                                  -----      ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........        117        (108,956)   (121,611)   (568,115)  (1,117,545)    (30,782)     32,000
                                  =====      ==========  ==========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ----------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                 BALANCED WEALTH          GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL
                                     STRATEGY                 GROWTH                   INCOME                     VALUE
                                   PORTFOLIO --            PORTFOLIO --             PORTFOLIO --              PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                   CLASS B
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    94,843     210,358     (64,537)     37,838     (254,891)    (989,762)   1,674,134      801,894
 Net realized gain
   (loss) on investments....     629,311     181,238      53,883     275,759   (1,784,878)  (5,569,644)    (159,144) (13,736,342)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,721,269)  1,506,224  (1,468,220)    417,333    4,760,430   12,968,668  (17,262,252)  15,898,810
 Capital gain
   distribution.............          --          --          --          --           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (997,115)  1,897,820  (1,478,874)    730,930    2,720,661    6,409,262  (15,747,262)   2,964,362
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     221,989     349,123      49,458      97,555      389,698      485,065      729,006    1,703,223
 Death benefits.............     (36,247)     (8,852)    (62,715)     (2,754)    (659,639)  (1,017,371)    (249,522)    (106,193)
 Surrenders.................  (1,288,213) (2,119,684)   (602,870)   (860,471)  (9,998,195)  (8,664,523)  (6,391,439)  (5,073,908)
 Administrative expenses....    (128,478)   (138,563)    (19,210)    (21,645)    (124,464)    (133,469)    (336,962)    (296,780)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,807,069)   (207,947)   (543,346)   (605,820)  (3,107,864)  (3,034,676)   6,590,274   (5,159,560)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,038,018) (2,125,923) (1,178,683) (1,393,135) (13,500,464) (12,364,974)     341,357   (8,933,218)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (5,035,133)   (228,103) (2,657,557)   (662,205) (10,779,803)  (5,955,712) (15,405,905)  (5,968,856)
Net assets at beginning
 of year....................  25,232,308  25,460,411   5,914,549   6,576,754   62,977,374   68,933,086   81,553,670   87,522,526
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $20,197,175  25,232,308   3,256,992   5,914,549   52,197,571   62,977,374   66,147,765   81,553,670
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     301,273   2,818,208     194,759     250,929      260,656      739,284    3,055,749   16,076,390
 Units redeemed.............    (742,670) (3,071,228)   (293,240)   (362,855)  (1,431,708)  (1,978,586)  (2,566,790) (16,842,780)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (441,397)   (253,020)    (98,481)   (111,926)  (1,171,052)  (1,239,302)     488,959     (766,390)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    LARGE CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201,279)   (195,032)
 Net realized gain
   (loss) on investments....    606,478     202,206
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,056,906)  1,042,675
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (651,707)  1,049,849
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     40,136     171,560
 Death benefits.............   (148,457)   (133,580)
 Surrenders................. (2,001,952) (2,274,389)
 Administrative expenses....    (30,061)    (33,063)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (640,244)   (656,629)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,780,578) (2,926,101)
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,432,285) (1,876,252)
Net assets at beginning
 of year.................... 14,888,131  16,764,383
                             ----------  ----------
Net assets at end of year... 11,455,846  14,888,131
                             ==========  ==========
Change in units (note 5):
 Units purchased............    168,846     193,785
 Units redeemed.............   (549,372)   (645,196)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (380,526)   (451,411)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                ALLIANCEBERNSTEIN
                             VARIABLE PRODUCTS SERIES
                              FUND, INC. (CONTINUED)
                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                      GROWTH
                                   PORTFOLIO --
                                     CLASS B
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (258,675)   (124,860)
 Net realized gain
   (loss) on investments....   1,417,903     338,800
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (726,320)  2,580,702
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     432,908   2,794,642
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     663,699     188,211
 Death benefits.............    (403,057)    (44,778)
 Surrenders.................  (1,451,289)   (847,142)
 Administrative expenses....     (77,774)    (31,233)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,342,303   8,790,650
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...      73,882   8,055,708
                             -----------  ----------
Increase (decrease) in
 net assets.................     506,790  10,850,350
Net assets at beginning
 of year....................  16,698,028   5,847,678
                             -----------  ----------
Net assets at end of year... $17,204,818  16,698,028
                             ===========  ==========
Change in units (note 5):
 Units purchased............     809,409   1,631,815
 Units redeemed.............    (784,684)   (797,958)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      24,725     833,857
                             ===========  ==========

                                 AMERICAN CENTURY
                              VARIABLE PORTFOLIOS II,
                                       INC.                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------

                                   VP INFLATION           VP INCOME &
                                    PROTECTION              GROWTH         VP INTERNATIONAL
                                      FUND --               FUND --             FUND --          VP ULTRA(R)
                                     CLASS II               CLASS I             CLASS I        FUND -- CLASS I
                             ------------------------  ----------------  --------------------  ---------------
                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                 2011         2010       2011     2010      2011       2010     2011     2010
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,917,477      (77,106)    (214)    (359)    (4,393)     4,808  (1,040)    (774)
 Net realized gain
   (loss) on investments....   2,368,024    6,994,140    1,177   (6,890)    18,216   (180,209)    724      867
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,709,046   (4,341,084)   2,307   18,491   (160,439)   244,443     124    7,135
 Capital gain
   distribution.............   1,047,038           --       --       --         --         --      --       --
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     operations.............   8,041,585    2,575,950    3,270   11,242   (146,616)    69,042    (192)   7,228
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
From capital
 transactions (note 4):
 Net premiums...............     755,259    2,713,505       --       --         --         --      --       --
 Death benefits.............    (327,093)     (99,103)      --       --         --         --      --       --
 Surrenders.................  (7,097,224)  (5,465,286)  (5,235)  (6,698)   (70,794)   (93,537) (2,561)  (2,594)
 Administrative expenses....    (452,486)    (468,710)    (200)    (328)    (1,877)    (2,055)   (305)    (394)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,999,334) (40,675,036) (26,024) (52,156)    76,258   (837,221)    802  (16,582)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (14,120,878) (43,994,630) (31,459) (59,182)     3,587   (932,813) (2,064) (19,570)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Increase (decrease) in
 net assets.................  (6,079,293) (41,418,680) (28,189) (47,940)  (143,029)  (863,771) (2,256) (12,342)
Net assets at beginning
 of year....................  87,433,684  128,852,364  102,296  150,236  1,174,169  2,037,940  55,899   68,241
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
Net assets at end of year...  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643   55,899
                             ===========  ===========  =======  =======  =========  =========  ======  =======
Change in units (note 5):
 Units purchased............   1,591,087   10,561,339    6,189      756     21,137    308,849     489      547
 Units redeemed.............  (2,778,187) (14,599,407)  (9,161)  (5,760)   (18,659)  (401,842)   (653)  (2,342)
                             -----------  -----------  -------  -------  ---------  ---------  ------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,187,100)  (4,038,068)  (2,972)  (5,004)     2,478    (92,993)   (164)  (1,795)
                             ===========  ===========  =======  =======  =========  =========  ======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AMERICAN CENTURY
                                  VARIABLE
                              PORTFOLIOS, INC.
                                 (CONTINUED)                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
                             ------------------  -----------------------------------------------------------------------
                                                                                                         BLACKROCK
                                                        BLACKROCK                BLACKROCK               LARGE CAP
                                                    BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.
                                  VP VALUE               FUND --                  FUND --                 FUND --
                               FUND -- CLASS I      CLASS III SHARES         CLASS III SHARES        CLASS III SHARES
                             ------------------  ----------------------  ------------------------  --------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------  --------------------------------------------------------------------------------
                                2011      2010      2011        2010         2011         2010        2011       2010
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     945    1,471      (5,596)    (15,929)   1,553,704   (3,564,728)   (30,456)   (33,151)
 Net realized gain
   (loss) on investments....   (16,400)  (8,154)   (113,634)   (310,242)   6,227,392    3,455,453    150,603    (17,260)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    15,061   28,722    (400,163)  1,561,676  (44,794,422)  32,864,169   (157,902)   427,530
 Capital gain
   distribution.............        --       --          --          --   11,455,649    2,883,162      7,480         --
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............      (394)  22,039    (519,393)  1,235,505  (25,557,677)  35,638,056    (30,275)   377,119
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --       --      65,106     170,508    4,701,565   16,164,982     29,467     23,380
 Death benefits.............        --       --     (65,489)    (19,804)    (719,295)    (515,006)   (87,726)        --
 Surrenders.................  (106,299)  (4,549)   (910,350)   (705,815) (32,693,098) (22,908,863)  (383,008)  (198,513)
 Administrative expenses....      (291)    (561)    (56,106)    (44,677)  (2,366,065)  (2,253,036)    (8,024)    (7,195)
 Capital contribution
   (withdrawal).............        --       --          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (1,667)  (2,931)    877,611   1,507,367   (1,909,800)  10,735,315    259,793    157,271
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (108,257)  (8,041)    (89,228)    907,579  (32,986,693)   1,223,392   (189,498)   (25,057)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................  (108,651)  13,998    (608,621)  2,143,084  (58,544,370)  36,861,448   (219,773)   352,062
Net assets at beginning
 of year....................   211,487  197,489  12,848,247  10,705,163  503,674,321  466,812,873  3,386,289  3,034,227
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $ 102,836  211,487  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............       136    1,620     347,656     341,055    4,065,092   28,202,522    199,392     60,683
 Units redeemed.............    (7,305)  (2,372)   (340,111)   (251,086)  (6,790,603) (28,001,398)  (221,922)   (65,675)
                             ---------  -------  ----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,169)    (752)      7,545      89,969   (2,725,511)     201,124    (22,530)    (4,992)
                             =========  =======  ==========  ==========  ===========  ===========  =========  =========




                             -----------------------


                                 BLACKROCK VALUE
                               OPPORTUNITIES V.I.
                             FUND -- CLASS III SHARES
                             ----------------------

                             -----------------------
                                2011         2010
                             ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (147,058)     (61,948)
 Net realized gain
   (loss) on investments....    187,669   (1,081,190)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (412,281)   2,463,839
 Capital gain
   distribution.............         --           --
                             ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (371,670)   1,320,701
                             ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    867,286      203,791
 Death benefits.............   (305,309)      (2,745)
 Surrenders.................   (970,747)    (555,963)
 Administrative expenses....    (43,529)     (24,397)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (219,926)   4,648,763
                             ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (672,225)   4,269,449
                             ----------   ----------
Increase (decrease) in
 net assets................. (1,043,895)   5,590,150
Net assets at beginning
 of year.................... 10,786,308    5,196,158
                             ----------   ----------
Net assets at end of year...  9,742,413   10,786,308
                             ==========   ==========
Change in units (note 5):
 Units purchased............    358,425      794,767
 Units redeemed.............   (410,731)    (452,073)
                             ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (52,306)     342,694
                             ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  COLUMBIA FUNDS VARIABLE INSURANCE TRUST I                               DWS VARIABLE SERIES II
                             --------------------------------------------------  -----------------------------------------------
                                                           COLUMBIA VARIABLE
                                 COLUMBIA VARIABLE       PORTFOLIO -- MARSICO                      DWS DREMAN          DWS
                               PORTFOLIO -- MARSICO          INTERNATIONAL        DWS CAPITAL     SMALL MID CAP     LARGE CAP
                                  GROWTH FUND --         OPPORTUNITIES FUND --   GROWTH VIP --    VALUE VIP --     VALUE VIP --
                                      CLASS 1                   CLASS 2          CLASS B SHARES  CLASS B SHARES   CLASS B SHARES
                             ------------------------  ------------------------  -------------- ----------------  --------------
                                                                                  PERIOD FROM                      PERIOD FROM
                                                                                  APRIL 29 TO      YEAR ENDED      APRIL 29 TO
                                           YEAR ENDED DECEMBER 31,                DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                             --------------------------------------------------  -------------- ----------------  --------------
                                 2011         2010         2011         2010          2011        2011     2010        2011
                             ------------  ----------  -----------  -----------  -------------- -------  -------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (425,799)   (511,892)    (580,889)    (706,649)       (100)       (866)    (606)       (911)
 Net realized gain
   (loss) on investments....    2,019,295     423,583     (653,217)  (6,088,693)        (42)       (777)  (2,624)       (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (2,729,674)  6,486,596  (10,544,847)  14,676,514      (1,218)     (3,702)  22,161      (5,816)
 Capital gain
   distribution.............           --          --           --           --          --          --       --          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     operations.............   (1,136,178)  6,398,287  (11,778,953)   7,881,172      (1,360)     (5,345)  18,931      (7,104)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
From capital
 transactions (note 4):
 Net premiums...............       63,732     449,807      438,397    1,196,352          --          --       --          --
 Death benefits.............       79,126     (91,666)    (148,959)     (62,963)         --          --       --          --
 Surrenders.................   (4,139,405) (3,608,595)  (7,427,764)  (6,408,803)       (494)    (37,898)  (3,448)     (2,089)
 Administrative expenses....     (110,515)   (110,708)    (247,784)    (258,824)        (10)       (215)    (279)        (38)
 Capital contribution
   (withdrawal).............           --          --           --           --          --          --       --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,879,907)   (609,110)  (1,336,972)  (4,891,472)     11,772      18,718   22,836      83,026
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (8,986,969) (3,970,272)  (8,723,082) (10,425,710)     11,268     (19,395)  19,109      80,899
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Increase (decrease) in
 net assets.................  (10,123,147)  2,428,015  (20,502,035)  (2,544,538)      9,908     (24,740)  38,040      73,795
Net assets at beginning
 of year....................   38,735,880  36,307,865   75,805,172   78,349,710          --     110,747   72,707          --
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
Net assets at end of year... $ 28,612,733  38,735,880   55,303,137   75,805,172       9,908      86,007  110,747      73,795
                             ============  ==========  ===========  ===========      ======     =======  =======      ======
Change in units (note 5):
 Units purchased............      285,810     498,341    1,068,140    5,747,454       1,319       1,072    1,609       8,571
 Units redeemed.............     (871,404)   (822,998)  (1,382,412)  (6,655,990)       (193)     (1,844)    (781)       (481)
                             ------------  ----------  -----------  -----------      ------     -------  -------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (585,594)   (324,657)    (314,272)    (908,536)      1,126        (772)     828       8,090
                             ============  ==========  ===========  ===========      ======     =======  =======      ======

                             -------------------------


                                   DWS STRATEGIC
                                   VALUE VIP --
                                  CLASS B SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              APRIL 29,   DECEMBER 31,
                             ------------ ------------
                                 2011         2010
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       496         (121)
 Net realized gain
   (loss) on investments....   (17,611)      (8,494)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    23,052       15,599
 Capital gain
   distribution.............        --           --
                               -------       ------
    Increase (decrease)
     in net assets from
     operations.............     5,937        6,984
                               -------       ------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................      (862)      (9,949)
 Administrative expenses....       (58)         (92)
 Capital contribution
   (withdrawal).............        --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (82,982)         133
                               -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...   (83,902)      (9,908)
                               -------       ------
Increase (decrease) in
 net assets.................   (77,965)      (2,924)
Net assets at beginning
 of year....................    77,965       80,889
                               -------       ------
Net assets at end of year...        --       77,965
                               =======       ======
Change in units (note 5):
 Units purchased............        77          805
 Units redeemed.............    (8,167)      (1,820)
                               -------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (8,090)      (1,015)
                               =======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 DWS VARIABLE
                             SERIES II (CONTINUED)                            DREYFUS
                             -------------------   ------------------------------------------------------------
                                                        DREYFUS
                                                      INVESTMENT        DREYFUS VARIABLE    THE DREYFUS SOCIALLY
                                DWS TECHNOLOGY     PORTFOLIOS MIDCAP   INVESTMENT FUND --    RESPONSIBLE GROWTH
                                VIP -- CLASS B     STOCK PORTFOLIO --     MONEY MARKET      FUND, INC. -- INITIAL
                                    SHARES          INITIAL SHARES          PORTFOLIO              SHARES
                             -------------------   ----------------   --------------------  --------------------
                             PERIOD FROM
                             JANUARY 1 TO
                              APRIL 29,                                       YEAR ENDED DECEMBER 31,
                             ------------  ----------------------------------------------------------------------
                                 2011       2010     2011      2010     2011       2010        2011       2010
                             ------------  ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $    (55)     (148)    (921)     (540)   (9,872)    (10,450)   (24,989)   (24,604)
 Net realized gain
   (loss) on investments....      2,772       101    2,917      (922)       --          --     30,557     (5,969)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     (2,004)    1,693   (1,497)   22,650        --          --    (27,037)   499,193
 Capital gain
   distribution.............         --        --       --        --        --          --         --         --
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............        713     1,646      499    21,188    (9,872)    (10,450)   (21,469)   468,620
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............         --        --       --        --        --          --        615        390
 Death benefits.............         --        --       --        --  (517,189) (1,200,519)    96,943       (108)
 Surrenders.................       (235)       --   (4,145)   (1,392)  (92,737)   (391,990)  (346,652)   (83,687)
 Administrative expenses....        (15)      (27)    (574)     (479)   (1,189)     (1,166)   (14,626)   (12,844)
 Capital contribution
   (withdrawal).............         --        --       --        --        --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (11,640)     (499) (11,918)   (2,067)  726,091   1,762,813    100,162     (1,969)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (11,890)     (526) (16,637)   (3,938)  114,976     169,138   (163,558)   (98,218)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    (11,177)    1,120  (16,138)   17,250   105,104     158,688   (185,027)   370,402
Net assets at beginning
 of year....................     11,177    10,057  103,188    85,938   631,971     473,283  4,012,648  3,642,246
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
Net assets at end of year...   $     --    11,177   87,050   103,188   737,075     631,971  3,827,621  4,012,648
                               ========    ======  =======   =======  ========  ==========  =========  =========
Change in units (note 5):
 Units purchased............         --        19    3,533       158   105,992     236,710     22,672      1,815
 Units redeemed.............       (770)      (54)  (4,825)     (508)  (94,294)   (221,007)   (53,279)   (17,431)
                               --------    ------  -------   -------  --------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       (770)      (35)  (1,292)     (350)   11,698      15,703    (30,607)   (15,616)
                               ========    ======  =======   =======  ========  ==========  =========  =========

                               EATON VANCE VARIABLE
                                      TRUST
                             -----------------------


                                 VT FLOATING-RATE
                                      INCOME
                                       FUND
                             -----------------------



                             -----------------------
                                2011         2010
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    827,812    1,216,766
 Net realized gain
   (loss) on investments....    493,104    3,244,537
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,065,109)  (1,291,619)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    255,807    3,169,684
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    546,823    1,212,535
 Death benefits.............    (86,604)    (145,778)
 Surrenders................. (5,391,344)  (5,852,681)
 Administrative expenses....    (84,958)    (176,051)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     69,363  (28,385,086)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (4,946,720) (33,347,061)
                             ----------  -----------
Increase (decrease) in
 net assets................. (4,690,913) (30,177,377)
Net assets at beginning
 of year.................... 32,191,902   62,369,279
                             ----------  -----------
Net assets at end of year... 27,500,989   32,191,902
                             ==========  ===========
Change in units (note 5):
 Units purchased............    747,842    4,516,613
 Units redeemed............. (1,161,347)  (7,617,229)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (413,505)  (3,100,616)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            FEDERATED INSURANCE SERIES
                             --------------------------------------------------------------------------------------------------
                                 FEDERATED CAPITAL      FEDERATED HIGH INCOME   FEDERATED HIGH INCOME     FEDERATED KAUFMANN
                              APPRECIATION FUND II --      BOND FUND II --         BOND FUND II --        FUND II -- SERVICE
                                  PRIMARY SHARES           PRIMARY SHARES          SERVICE SHARES               SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                                          PERIOD FROM
                              YEAR ENDED  MARCH 12 TO
                             DECEMBER 31, DECEMBER 31,                                     YEAR ENDED DECEMBER 31,
                             ------------ ------------ ------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011        2010
                             ------------ ------------ ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (79,768)    (147,442)  1,846,500   1,754,298   2,742,957   2,169,245     (535,901) (1,127,387)
 Net realized gain
   (loss) on investments....     127,803      (43,182)    311,047     938,127     724,747   1,018,066    1,922,116   2,517,074
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (829,552)   1,049,634  (1,263,440)    442,906  (1,973,729)    916,174  (11,286,773)  9,478,977
 Capital gain
   distribution.............          --           --          --          --          --          --           --          --
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (781,517)     859,010     894,107   3,135,331   1,493,975   4,103,485   (9,900,558) 10,868,664
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      53,681        7,075      36,904     105,902     524,320     319,843      506,621   1,530,837
 Death benefits.............    (186,865)    (191,961)   (633,016)   (478,392)   (461,641)   (179,565)     (82,042)    (93,277)
 Surrenders.................  (1,518,765)  (1,283,246) (3,816,911) (3,287,384) (4,189,514) (5,389,903)  (5,922,751) (5,270,238)
 Administrative expenses....     (21,620)     (19,934)    (40,020)    (44,300)   (118,796)   (102,649)    (317,099)   (307,165)
 Capital contribution
   (withdrawal).............          --           --          --          --          --          --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (311,671)  13,484,756      90,612      78,413  (2,006,338)  6,977,000    2,592,453   9,662,327
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,985,240)  11,996,690  (4,362,431) (3,625,761) (6,251,969)  1,624,726   (3,222,818)  5,522,484
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  (2,766,757)  12,855,700  (3,468,324)   (490,430) (4,757,994)  5,728,211  (13,123,376) 16,391,148
Net assets at beginning
 of year....................  12,855,700           --  26,334,391  26,824,821  39,664,403  33,936,192   72,505,696  56,114,548
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
Net assets at end of year... $10,088,943   12,855,700  22,866,067  26,334,391  34,906,409  39,664,403   59,382,320  72,505,696
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............      21,705    1,416,128     246,052     803,064     815,352   1,314,549    1,240,370   6,798,092
 Units redeemed.............    (212,000)    (221,173)   (461,068) (1,001,997) (1,171,539) (1,218,074)  (1,276,871) (5,745,611)
                             -----------   ----------  ----------  ----------  ----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (190,295)   1,194,955    (215,016)   (198,933)   (356,187)     96,475      (36,501)  1,052,481
                             ===========   ==========  ==========  ==========  ==========  ==========  ===========  ==========

                             ----------------------

                               FEDERATED MANAGED
                               VOLATILITY FUND II
                             ---------------------



                             ----------------------
                                2011       2010
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   214,811     434,629
 Net realized gain
   (loss) on investments....    23,782    (101,080)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    29,152     536,369
 Capital gain
   distribution.............        --          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   267,745     869,918
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    67,399      13,611
 Death benefits.............  (222,579)   (412,748)
 Surrenders.................  (889,289)   (911,047)
 Administrative expenses....   (14,657)    (15,567)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   354,300    (451,687)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (704,826) (1,777,438)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (437,081)   (907,520)
Net assets at beginning
 of year.................... 8,732,209   9,639,729
                             ---------  ----------
Net assets at end of year... 8,295,128   8,732,209
                             =========  ==========
Change in units (note 5):
 Units purchased............    59,242     200,035
 Units redeemed.............  (108,038)   (332,952)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (48,796)   (132,917)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------------------------
                                                              VIP ASSET                  VIP
                                     VIP ASSET               MANAGER/SM               BALANCED                    VIP
                                    MANAGER/SM/             /PORTFOLIO --           PORTFOLIO --             CONTRAFUND(R)
                                   PORTFOLIO --                SERVICE                 SERVICE               PORTFOLIO --
                                   INITIAL CLASS               CLASS 2                 CLASS 2               INITIAL CLASS
                             ------------------------  ----------------------  ----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2011         2010        2011        2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    433,353     670,713      38,192       9,053    (387,935)    101,153     (684,823)    (280,094)
 Net realized gain
   (loss) on investments....      309,622    (900,041)    336,232     (99,815)  1,712,212   1,745,618      114,379   (7,580,975)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (3,391,124)  9,160,438  (1,019,297)  2,182,151  (5,847,637)  8,247,573   (4,311,978)  28,968,536
 Capital gain
   distribution.............      315,595          --          --          --     193,762          --           --           --
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (2,332,554)  8,931,110    (644,873)  2,091,389  (4,329,598) 10,094,344   (4,882,422)  21,107,467
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       51,043     167,620     139,398      92,755     680,095     995,391      257,491      260,509
 Death benefits.............   (1,521,871) (1,231,035)   (253,468)     (2,232)   (121,323)      2,337   (1,910,102)  (1,860,750)
 Surrenders.................   (7,294,693) (9,294,575) (3,083,512) (2,577,508) (6,499,002) (4,699,220) (16,744,332) (17,963,713)
 Administrative expenses....      (72,480)    (78,610)    (32,533)    (31,752)   (252,687)   (209,881)    (212,189)    (227,231)
 Capital contribution
   (withdrawal).............           --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,768,180)    855,603    (467,692)    125,378   7,347,812   2,084,699   (5,387,872)  (2,244,338)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,606,181) (9,580,997) (3,697,807) (2,393,359)  1,154,895  (1,826,674) (23,997,004) (22,035,523)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (12,938,735)   (649,887) (4,342,680)   (301,970) (3,174,703)  8,267,670  (28,879,426)    (928,056)
Net assets at beginning
 of year....................   74,847,307  75,497,194  18,958,014  19,259,984  73,820,007  65,552,337  153,099,131  154,027,187
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 61,908,572  74,847,307  14,615,334  18,958,014  70,645,304  73,820,007  124,219,705  153,099,131
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............       53,355     349,195      97,928     298,751   1,780,275   4,759,752      321,970    1,412,528
 Units redeemed.............     (468,166)   (615,358)   (392,691)   (511,607) (1,677,901) (4,946,531)  (1,275,346)  (2,377,588)
                             ------------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (414,811)   (266,163)   (294,763)   (212,856)    102,374    (186,779)    (953,376)    (965,060)
                             ============  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -------------------------
                                        VIP
                                   CONTRAFUND(R)
                                   PORTFOLIO --
                                      SERVICE
                                      CLASS 2
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,031,170)    (699,204)
 Net realized gain
   (loss) on investments....    (591,735)  (7,684,149)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,382,153)  27,135,505
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (5,005,058)  18,752,152
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     698,748    1,884,667
 Death benefits.............    (673,117)    (499,740)
 Surrenders................. (18,022,052) (14,937,354)
 Administrative expenses....    (401,148)    (395,278)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     168,832   (4,780,354)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (18,228,737) (18,728,059)
                             -----------  -----------
Increase (decrease) in
 net assets................. (23,233,795)      24,093
Net assets at beginning
 of year.................... 139,184,879  139,160,786
                             -----------  -----------
Net assets at end of year... 115,951,084  139,184,879
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,395,452    3,905,279
 Units redeemed.............  (2,626,620)  (5,434,162)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,231,168)  (1,528,883)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                  VIP DYNAMIC                                                                     VIP
                                    CAPITAL                                          VIP EQUITY-               GROWTH &
                                  APPRECIATION             VIP EQUITY-                 INCOME                   INCOME
                                  PORTFOLIO --               INCOME                 PORTFOLIO --             PORTFOLIO --
                                    SERVICE               PORTFOLIO --                 SERVICE                  INITIAL
                                    CLASS 2               INITIAL CLASS                CLASS 2                   CLASS
                             ---------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2011        2010        2011         2010         2011         2010        2011        2010
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (36,812)   (32,770)   1,089,187      412,650      302,533      (29,303)     64,932    (200,391)
 Net realized gain
   (loss) on investments....     67,226     (8,190)  (2,019,830)  (8,365,315)  (1,281,334)  (5,288,991)      3,141  (1,651,363)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (119,241)   397,599      830,312   22,682,654      817,165   13,555,162      26,555   5,026,772
 Capital gain
   distribution.............         --         --           --           --           --           --          --          --
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (88,827)   356,639     (100,331)  14,729,989     (161,636)   8,236,868      94,628   3,175,018
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,626     19,658      205,362      271,830      133,598      452,797     140,682      98,345
 Death benefits.............    (71,734)        --   (1,503,542)  (1,459,562)    (417,991)    (248,229)   (488,762)   (147,587)
 Surrenders.................   (256,267)  (175,734) (13,879,350) (12,981,838) (10,649,900)  (9,098,453) (3,370,459) (2,778,644)
 Administrative expenses....     (7,281)    (6,875)    (144,605)    (164,272)    (146,316)    (153,385)    (52,712)    (55,387)
 Capital contribution
   (withdrawal).............         --         --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (119,248)   (48,293)  (3,146,408)  (5,070,620)  (5,151,944)  (2,875,773)    341,494    (986,364)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (445,904)  (211,244) (18,468,543) (19,404,462) (16,232,553) (11,923,043) (3,429,757) (3,869,637)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   (534,731)   145,395  (18,568,874)  (4,674,473) (16,394,189)  (3,686,175) (3,335,129)   (694,619)
Net assets at beginning
 of year....................  2,572,464  2,427,069  119,423,366  124,097,839   68,868,494   72,554,669  26,763,310  27,457,929
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $2,037,733  2,572,464  100,854,492  119,423,366   52,474,305   68,868,494  23,428,181  26,763,310
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     16,326     56,065      106,240    1,092,483      277,191    2,347,579     203,223     698,387
 Units redeemed.............    (49,128)   (67,147)    (784,094)  (1,965,798)  (1,625,488)  (3,452,314)   (446,800) (1,051,564)
                             ----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (32,802)   (11,082)    (677,854)    (873,315)  (1,348,297)  (1,104,735)   (243,577)   (353,177)
                             ==========  =========  ===========  ===========  ===========  ===========  ==========  ==========

                             -----------------------
                                       VIP
                                    GROWTH &
                                     INCOME
                                  PORTFOLIO --
                                     SERVICE
                                     CLASS 2
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (11,927)   (171,101)
 Net realized gain
   (loss) on investments....     57,535    (683,791)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (92,807)  2,710,129
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,199)  1,855,237
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    169,057     207,697
 Death benefits.............    (97,512)    (37,024)
 Surrenders................. (2,026,258) (1,889,154)
 Administrative expenses....    (46,686)    (46,167)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (636,547)   (568,210)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,637,946) (2,332,858)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,685,145)   (477,621)
Net assets at beginning
 of year.................... 16,233,239  16,710,860
                             ----------  ----------
Net assets at end of year... 13,548,094  16,233,239
                             ==========  ==========
Change in units (note 5):
 Units purchased............    122,387     316,261
 Units redeemed.............   (383,086)   (574,970)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (260,699)   (258,709)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                   VIP GROWTH                                                              VIP INVESTMENT GRADE
                             OPPORTUNITIES PORTFOLIO --  VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    BOND PORTFOLIO --
                                  INITIAL CLASS               INITIAL CLASS           SERVICE CLASS 2         SERVICE CLASS 2
                             -------------------------  ------------------------  ----------------------  ----------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011          2010          2011         2010        2011        2010        2011        2010
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (121,642)     (111,760)     (697,239)    (515,250)   (223,698)   (263,881)    267,592     376,899
 Net realized gain
   (loss) on investments....    242,299      (278,977)    1,529,259   (1,811,477)  1,195,796    (538,563)     66,494     761,025
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (41,108)    2,118,927    (1,469,700)  15,990,751  (1,054,144)  5,150,804      15,469    (347,158)
 Capital gain
   distribution.............         --            --       237,200           --          --          --     380,637          --
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     79,549     1,728,190      (400,480)  13,664,024     (82,046)  4,348,360     730,192     790,766
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      7,251         1,982       274,553      205,320      58,139     306,569      44,060     672,314
 Death benefits.............   (238,055)     (152,098)   (1,185,565)  (1,147,775)   (213,163)    (85,754)    (40,450)    (34,246)
 Surrenders.................   (747,359)     (955,676)   (7,615,726)  (7,002,712) (4,503,376) (3,273,408) (1,129,772) (1,280,222)
 Administrative expenses....    (19,352)      (18,249)      (97,285)    (100,274)    (46,620)    (47,399)    (72,001)    (69,344)
 Capital contribution
   (withdrawal).............         --            --            --           --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    422,927      (819,820)   (1,722,676)  (2,119,550)  1,034,601  (3,687,227)  3,201,702    (201,994)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (574,588)   (1,943,861)  (10,346,699) (10,164,991) (3,670,419) (6,787,219)  2,003,539    (913,492)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (495,039)     (215,671)  (10,747,179)   3,499,033  (3,752,465) (2,438,859)  2,733,731    (122,726)
Net assets at beginning
 of year....................  9,336,952     9,552,623    71,982,775   68,483,742  23,680,307  26,119,166  13,487,712  13,610,438
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
Net assets at end of year... $8,841,913     9,336,952    61,235,596   71,982,775  19,927,842  23,680,307  16,221,443  13,487,712
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    132,524       316,413       159,967      829,529     626,690     614,188     576,508   1,546,323
 Units redeemed.............   (176,148)     (570,186)     (612,707)  (1,390,461)   (982,160) (1,697,142)   (411,514) (1,626,030)
                              ----------   ----------   -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (43,624)     (253,773)     (452,740)    (560,932)   (355,470) (1,082,954)    164,994     (79,707)
                              ==========   ==========   ===========  ===========  ==========  ==========  ==========  ==========

                             ---------------
                               VIP MID CAP
                              PORTFOLIO --
                              INITIAL CLASS
                             --------------

                             ---------------
                              2011    2010
                             ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (122)    (16)
 Net realized gain
   (loss) on investments....     50      38
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (4,371)  8,523
 Capital gain
   distribution.............     --      --
                             ------  ------
    Increase (decrease)
     in net assets from
     operations............. (4,443)  8,545
                             ------  ------
From capital
 transactions (note 4):
 Net premiums...............    240     240
 Death benefits.............     --      --
 Surrenders.................     --    (248)
 Administrative expenses....     --      --
 Capital contribution
   (withdrawal).............     --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............     29     (33)
                             ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    269     (41)
                             ------  ------
Increase (decrease) in
 net assets................. (4,174)  8,504
Net assets at beginning
 of year.................... 39,183  30,679
                             ------  ------
Net assets at end of year... 35,009  39,183
                             ======  ======
Change in units (note 5):
 Units purchased............     11      11
 Units redeemed.............     --     (13)
                             ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11      (2)
                             ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                        --------------------------------------------------------------------------

                                                                              VIP VALUE STRATEGIES
                         VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --      PORTFOLIO --
                             SERVICE CLASS 2            INITIAL CLASS           SERVICE CLASS 2
                        -------------------------  ------------------------  ---------------------
                                                                       YEAR ENDED DECEMBER 31,
                        ------------  -------------------------------------------------------------
                            2011          2010        2011         2010         2011        2010
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $ (1,854,175)  (1,402,142)     42,001       55,045      (43,346)   (68,003)
 Net realized gain
   (loss) on
   investments.........    5,279,474      998,136    (225,686)  (1,583,920)      79,395   (106,596)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (18,321,104)  31,223,988  (4,955,782)   4,775,072     (706,197)   907,809
 Capital gain
   distribution........      191,973           --          --           --           --         --
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from operations...  (14,703,832)  30,819,982  (5,139,467)   3,246,197     (670,148)   733,210
                        ------------  -----------  ----------   ----------   ----------  ---------
From capital
 transactions (note
 4):
 Net premiums..........    1,097,911    1,141,891      92,770       83,735       45,834     53,372
 Death benefits........   (1,373,856)  (1,016,948)   (220,215)    (105,980)     (62,262)    10,427
 Surrenders............  (18,487,027) (16,165,835) (3,422,242)  (3,207,384)    (962,402)  (480,577)
 Administrative
   expenses............     (293,001)    (307,586)    (36,401)     (42,705)     (12,786)   (16,154)
 Capital
   contribution
   (withdrawal)........           --           --          --           --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (10,687,190)     939,078  (1,221,640)  (1,323,711)     156,682    195,224
                        ------------  -----------  ----------   ----------   ----------  ---------
    Increase
     (decrease) in
     net assets
     from capital
     transactions......  (29,743,163) (15,409,400) (4,807,728)  (4,596,045)    (834,934)  (237,708)
                        ------------  -----------  ----------   ----------   ----------  ---------
Increase (decrease)
 in net assets.........  (44,446,995)  15,410,582  (9,947,195)  (1,349,848)  (1,505,082)   495,502
Net assets at
 beginning of year.....  142,396,593  126,986,011  32,074,083   33,423,931    4,562,712  4,067,210
                        ------------  -----------  ----------   ----------   ----------  ---------
Net assets at end
 of year............... $ 97,949,598  142,396,593  22,126,888   32,074,083    3,057,630  4,562,712
                        ============  ===========  ==========   ==========   ==========  =========
Change in units
 (note 5):
 Units purchased.......      620,491    1,834,589      69,082      480,535      374,031    656,524
 Units redeemed........   (1,931,855)  (2,655,365)   (299,537)    (739,364)    (466,638)  (696,142)
                        ------------  -----------  ----------   ----------   ----------  ---------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (1,311,364)    (820,776)   (230,455)    (258,829)     (92,607)   (39,618)
                        ============  ===========  ==========   ==========   ==========  =========

                                FRANKLIN TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST
                        -------------------------------------------
                                                    FRANKLIN LARGE
                             FRANKLIN INCOME          CAP GROWTH
                            SECURITIES FUND --     SECURITIES FUND --
                              CLASS 2 SHARES        CLASS 2 SHARES
                        -------------------------  ----------------

                        --------------------------------------------
                            2011          2010       2011      2010
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)....   23,860,561   31,480,015   (3,196)   (2,694)
 Net realized gain
   (loss) on
   investments.........   (4,946,803) (10,071,022)     263   (12,029)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......  (15,668,769)  45,472,982   (6,847)   51,089
 Capital gain
   distribution........           --           --       --        --
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from operations...    3,244,989   66,881,975   (9,780)   36,366
                        ------------  -----------  -------   -------
From capital
 transactions (note
 4):
 Net premiums..........    2,660,716    3,449,348       --        --
 Death benefits........   (1,199,413)    (710,590)      --        --
 Surrenders............  (61,259,766) (48,589,437) (23,842)  (22,149)
 Administrative
   expenses............   (1,537,410)  (1,584,895)  (1,120)   (1,140)
 Capital
   contribution
   (withdrawal)........           --           --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net.......  (42,300,473) (37,564,196) (15,698)  (21,861)
                        ------------  -----------  -------   -------
    Increase
     (decrease) in
     net assets
     from capital
     transactions...... (103,636,346) (84,999,770) (40,660)  (45,150)
                        ------------  -----------  -------   -------
Increase (decrease)
 in net assets......... (100,391,357) (18,117,795) (50,440)   (8,784)
Net assets at
 beginning of year.....  679,174,149  697,291,944  396,128   404,912
                        ------------  -----------  -------   -------
Net assets at end
 of year...............  578,782,792  679,174,149  345,688   396,128
                        ============  ===========  =======   =======
Change in units
 (note 5):
 Units purchased.......    3,214,728   39,942,472    3,611     1,688
 Units redeemed........  (12,090,427) (47,837,935)  (6,972)   (5,434)
                        ------------  -----------  -------   -------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners..............   (8,875,699)  (7,895,463)  (3,361)   (3,746)
                        ============  ===========  =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                 FRANKLIN TEMPLETON
                                 VIP FOUNDING FUNDS          MUTUAL SHARES          TEMPLETON FOREIGN      TEMPLETON FOREIGN
                                 ALLOCATION FUND --        SECURITIES FUND --      SECURITIES FUND --     SECURITIES FUND --
                                   CLASS 2 SHARES            CLASS 2 SHARES          CLASS 1 SHARES         CLASS 2 SHARES
                             -------------------------  -----------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2011          2010        2011         2010        2011        2010        2011       2010
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,209,337)     159,202     432,754     (211,917)     56,160      73,041       (687)     1,204
 Net realized gain
   (loss) on investments....     (506,768)  (1,665,118)  1,608,065    5,055,131      42,217    (450,094)     4,813   (236,453)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (1,035,387)  10,748,496  (3,519,437)     430,299  (1,398,713)  1,185,449   (169,193)   274,513
 Capital gain
   distribution.............           --        9,370          --           --          --          --         --         --
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,751,492)   9,251,950  (1,478,618)   5,273,513  (1,300,336)    808,396   (165,067)    39,264
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      545,837      774,225     585,410    2,243,103      84,361      11,926         --         --
 Death benefits.............     (229,016)    (303,036)    (74,578)     (96,708)   (180,111)   (141,247)        --         --
 Surrenders.................   (6,580,406)  (7,281,526) (4,939,462)  (4,426,589) (1,428,244) (1,331,450)  (129,197)   (92,662)
 Administrative expenses....     (556,862)    (583,025)   (310,983)    (334,633)    (18,462)    (20,309)    (2,719)    (2,778)
 Capital contribution
   (withdrawal).............           --           --          --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,237,229)  (7,902,872) (2,025,400) (21,865,627)   (363,136)  1,405,937     65,907   (767,291)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (12,057,676) (15,296,234) (6,765,013) (24,480,454) (1,905,592)    (75,143)   (66,009)  (862,731)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (15,809,168)  (6,044,284) (8,243,631) (19,206,941) (3,205,928)    733,253   (231,076)  (823,467)
Net assets at beginning
 of year....................  122,161,724  128,206,008  67,378,459   86,585,400  12,580,077  11,846,824  1,516,034  2,339,501
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $106,352,556  122,161,724  59,134,828   67,378,459   9,374,149  12,580,077  1,284,958  1,516,034
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............      976,691   12,066,746     787,001    7,602,084     189,419     358,675     20,456    284,677
 Units redeemed.............   (2,388,320) (13,990,294) (1,408,889) (10,511,598)   (339,614)   (367,256)   (21,635)  (367,187)
                             ------------  -----------  ----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,411,629)  (1,923,548)   (621,888)  (2,909,514)   (150,195)     (8,581)    (1,179)   (82,510)
                             ============  ===========  ==========  ===========  ==========  ==========  =========  =========

                             -----------------------

                              TEMPLETON GLOBAL BOND
                               SECURITIES FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    552,342      30,717
 Net realized gain
   (loss) on investments....    351,337     273,906
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,215,317)  1,091,893
 Capital gain
   distribution.............     70,899      29,908
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (240,739)  1,426,424
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     19,895       4,539
 Death benefits.............    (62,516)   (181,328)
 Surrenders.................   (900,928) (1,220,111)
 Administrative expenses....    (19,342)    (17,888)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    792,568   2,074,873
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (170,323)    660,085
                             ----------  ----------
Increase (decrease) in
 net assets.................   (411,062)  2,086,509
Net assets at beginning
 of year.................... 12,576,054  10,489,545
                             ----------  ----------
Net assets at end of year... 12,164,992  12,576,054
                             ==========  ==========
Change in units (note 5):
 Units purchased............    119,873     193,230
 Units redeemed.............   (130,195)   (150,577)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (10,322)     42,653
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                           GE INVESTMENTS FUNDS, INC.
                             -----------------------  -------------------------------------------------------------------------
                                 TEMPLETON GROWTH                                                            INTERNATIONAL
                                SECURITIES FUND --    CORE VALUE EQUITY FUND --     INCOME FUND --          EQUITY FUND --
                                  CLASS 2 SHARES          CLASS 1 SHARES            CLASS 1 SHARES          CLASS 1 SHARES
                             -----------------------  ------------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011         2010         2011        2010        2011        2010
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (28,778)    (36,495)   (118,554)     (39,740)   1,209,860     826,309     (92,752)   (104,724)
 Net realized gain
   (loss) on investments....    (207,500)   (782,696)    (12,007)    (559,644)    (202,204) (1,085,747) (2,212,889) (5,954,905)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (767,941)  1,528,001    (327,907)   2,150,528    1,566,035   3,332,085     270,547   6,336,018
 Capital gain
   distribution.............          --          --          --           --           --          --          --          --
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,004,219)    708,810    (458,468)   1,551,144    2,573,691   3,072,647  (2,035,094)    276,389
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      85,776     220,488      37,743      154,866       82,161     128,166      11,321      14,986
 Death benefits.............      (8,274)    (33,925)   (210,398)    (132,205)     (44,792)   (356,177)   (116,998)   (170,648)
 Surrenders.................    (803,777) (1,111,010) (1,866,993)  (2,353,781)  (6,333,060) (7,477,189) (1,349,345) (1,982,482)
 Administrative expenses....     (48,025)    (46,724)    (44,686)     (46,992)    (102,729)   (111,444)    (16,311)    (21,689)
 Capital contribution
   (withdrawal).............          --          --          --           --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (555,927)   (490,925)   (576,308)  (1,058,003)     186,648     329,305  (1,316,481) (1,056,930)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,330,227) (1,462,096) (2,660,642)  (3,436,115)  (6,211,772) (7,487,339) (2,787,814) (3,216,763)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (2,334,446)   (753,286) (3,119,110)  (1,884,971)  (3,638,081) (4,414,692) (4,822,908) (2,940,374)
Net assets at beginning
 of year....................  13,882,853  14,636,139  17,447,012   19,331,983   49,437,980  53,852,672  13,589,393  16,529,767
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of year... $11,548,407  13,882,853  14,327,902   17,447,012   45,799,899  49,437,980   8,766,485  13,589,393
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     157,625     724,556      66,337      103,572      398,181   1,401,642      25,350     375,935
 Units redeemed.............    (304,503)   (906,615)   (297,143)    (430,978)    (858,039) (1,979,340)   (216,321)   (627,121)
                             -----------  ----------  ----------   ----------   ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (146,878)   (182,059)   (230,806)    (327,406)    (459,858)   (577,698)   (190,971)   (251,186)
                             ===========  ==========  ==========   ==========   ==========  ==========  ==========  ==========




                             -------------------------
                                      MID-CAP
                                  EQUITY FUND --
                                  CLASS 1 SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,080,061)    (963,789)
 Net realized gain
   (loss) on investments....   2,931,905   (1,322,068)
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (13,549,598)  20,282,084
 Capital gain
   distribution.............   4,833,196           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (6,864,558)  17,996,227
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     262,834      227,971
 Death benefits.............  (1,102,603)    (514,481)
 Surrenders................. (11,570,998) (10,289,809)
 Administrative expenses....    (163,263)    (175,197)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,204,261)  (2,716,803)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (17,778,291) (13,468,319)
                             -----------  -----------
Increase (decrease) in
 net assets................. (24,642,849)   4,527,908
Net assets at beginning
 of year....................  87,966,756   83,438,848
                             -----------  -----------
Net assets at end of year...  63,323,907   87,966,756
                             ===========  ===========
Change in units (note 5):
 Units purchased............     298,740    1,463,020
 Units redeemed.............  (1,146,859)  (2,210,243)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (848,119)    (747,223)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ----------------------------

                                  MONEY MARKET FUND
                             ---------------------------

                             ----------------------------
                                  2011          2010
                             -------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (3,191,996)   (3,848,708)
 Net realized gain
   (loss) on investments....            --            --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........            --            --
 Capital gain
   distribution.............            --            --
                             -------------  ------------
    Increase (decrease)
     in net assets from
     operations.............    (3,191,996)   (3,848,708)
                             -------------  ------------
From capital
 transactions (note 4):
 Net premiums...............     7,214,010    16,864,404
 Death benefits.............  (105,001,268) (105,237,687)
 Surrenders.................  (103,503,836)  (92,908,865)
 Administrative expenses....      (477,150)     (612,038)
 Capital contribution
   (withdrawal).............            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   197,019,896   122,443,482
                             -------------  ------------
    Increase (decrease)
     in net assets from
     capital transactions...    (4,748,348)  (59,450,704)
                             -------------  ------------
Increase (decrease) in
 net assets.................    (7,940,344)  (63,299,412)
Net assets at beginning
 of year....................   203,369,381   266,668,793
                             -------------  ------------
Net assets at end of year... $ 195,429,037   203,369,381
                             =============  ============
Change in units (note 5):
 Units purchased............    35,242,055    44,358,316
 Units redeemed.............   (35,534,777)  (49,427,509)
                             -------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (292,722)   (5,069,193)
                             =============  ============

                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                              PREMIER GROWTH EQUITY  REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --
                             FUND -- CLASS 1 SHARES  FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES
                             ----------------------  ----------------------  ------------------------  ----------------------
                                                    YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2011        2010        2011        2010         2011         2010        2011         2010
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (507,821)   (522,832)   (205,386)    129,394      396,505      465,235    (706,228)    (635,317)
 Net realized gain
   (loss) on investments....    741,657    (569,284)  1,262,186  (3,400,420)   3,191,593   (1,906,958)  1,202,643   (2,350,235)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (480,978)  4,807,011   4,108,776  16,698,681   (2,897,119)  23,136,118     499,082   13,457,705
 Capital gain
   distribution.............         --          --          --          --           --           --          --           --
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   (247,142)  3,714,895   5,165,576  13,427,655      690,979   21,694,395     995,497   10,472,153
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    105,296     249,518     735,081     637,414      357,974      456,451     263,107      201,888
 Death benefits.............   (444,612)   (227,011)   (464,971)   (215,014)  (2,318,750)  (1,264,033)   (495,173)    (336,926)
 Surrenders................. (4,785,383) (5,040,449) (7,558,538) (6,816,964) (22,626,398) (20,534,067) (6,452,835)  (5,586,372)
 Administrative expenses....    (91,679)    (95,064)   (190,076)   (152,933)    (339,729)    (369,622)   (108,312)    (108,592)
 Capital contribution
   (withdrawal).............         --          --          --          --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,052,434) (1,587,559)   (853,572) (1,181,362)  (8,814,374)  (7,590,677) (2,434,999)  (3,782,115)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,268,812) (6,700,565) (8,332,076) (7,728,859) (33,741,277) (29,301,948) (9,228,212)  (9,612,117)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
 net assets................. (6,515,954) (2,985,670) (3,166,500)  5,698,796  (33,050,298)  (7,607,553) (8,232,715)     860,036
Net assets at beginning
 of year.................... 40,198,954  43,184,624  66,608,302  60,909,506  181,300,802  188,908,355  49,613,815   48,753,779
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of year... 33,683,000  40,198,954  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............    159,072     491,793     643,246   3,640,874      736,574    2,299,251     223,069      562,476
 Units redeemed.............   (739,947) (1,182,053) (1,060,989) (4,226,542)  (3,315,999)  (4,803,537)   (742,723)  (1,244,834)
                             ----------  ----------  ----------  ----------  -----------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (580,875)   (690,260)   (417,743)   (585,668)  (2,579,425)  (2,504,286)   (519,654)    (682,358)
                             ==========  ==========  ==========  ==========  ===========  ===========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------

                                  TOTAL RETURN FUND --          TOTAL RETURN FUND --        U.S. EQUITY FUND --
                                     CLASS 1 SHARES                CLASS 3 SHARES             CLASS 1 SHARES
                             -----------------------------  ----------------------------  ----------------------
                                                                                  YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------
                                  2011            2010           2011           2010         2011        2010
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $     (105,231)    (3,382,200)    (5,517,662)    (9,013,139)   (249,313)   (193,682)
 Net realized gain
   (loss) on investments....      4,602,709     (7,782,637)    (3,573,108)   (12,300,927)     82,890  (1,021,636)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (51,724,538)    93,796,288    (44,735,319)   100,962,763  (1,099,501)  3,908,074
 Capital gain
   distribution.............             --             --             --             --          --          --
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (47,227,060)    82,631,451    (53,826,089)    79,648,697  (1,265,924)  2,692,756
                             --------------  -------------  -------------  -------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     20,418,461     25,424,381     14,157,158     25,180,276     155,617     252,098
 Death benefits.............     (1,045,027)      (963,939)    (1,269,073)    (1,227,091)   (523,814)   (174,111)
 Surrenders.................   (138,599,147)  (108,790,609)   (81,635,942)   (60,669,303) (3,533,985) (4,135,090)
 Administrative expenses....       (725,584)      (815,242)    (3,597,023)    (3,616,343)    (69,191)    (77,342)
 Capital contribution
   (withdrawal).............             --             --             --             --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     24,345,446     23,794,091    (26,386,494)   (32,694,884) (1,455,107) (2,042,935)
                             --------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (95,605,851)   (61,351,318)   (98,731,374)   (73,027,345) (5,426,480) (6,177,380)
                             --------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets.................   (142,832,911)    21,280,133   (152,557,463)     6,621,352  (6,692,404) (3,484,624)
Net assets at beginning
 of year....................  1,128,019,212  1,106,739,079  1,166,699,044  1,160,077,692  33,498,471  36,983,095
                             --------------  -------------  -------------  -------------  ----------  ----------
Net assets at end of year... $  985,186,301  1,128,019,212  1,014,141,581  1,166,699,044  26,806,067  33,498,471
                             ==============  =============  =============  =============  ==========  ==========
Change in units (note 5):
 Units purchased............      7,272,661     10,243,162      5,741,981     57,079,987      96,331     415,636
 Units redeemed.............    (15,084,521)   (15,539,650)   (15,987,359)   (65,011,936)   (582,968) (1,003,335)
                             --------------  -------------  -------------  -------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,811,860)    (5,296,488)   (10,245,378)    (7,931,949)   (486,637)   (587,699)
                             ==============  =============  =============  =============  ==========  ==========

                                   GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------
                                GENWORTH CALAMOS       GENWORTH DAVIS NY
                                 GROWTH FUND --         VENTURE FUND --
                                 SERVICE SHARES         SERVICE SHARES
                             ----------------------  --------------------

                             ---------------------------------------------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (40,753)   (373,832)   (64,166)   (73,079)
 Net realized gain
   (loss) on investments....  1,657,656   1,481,107      2,418    239,346
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (5,084,483)  4,075,592   (788,608)   647,544
 Capital gain
   distribution.............  1,872,401      22,127         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............. (1,595,179)  5,204,994   (850,356)   813,811
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    209,937   1,124,691    152,581    428,559
 Death benefits.............    (54,403)    (11,597)   (43,654)        --
 Surrenders................. (1,720,687) (1,561,799)  (455,442)  (118,829)
 Administrative expenses....   (115,790)   (152,003)   (56,098)   (38,272)
 Capital contribution
   (withdrawal).............         --  (5,000,000)    18,934      1,243
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,045,566) 15,638,653  2,511,978     24,444
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (2,726,509) 10,037,945  2,128,299    297,145
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,321,688) 15,242,939  1,277,943  1,110,956
Net assets at beginning
 of year.................... 22,792,594   7,549,655  8,641,152  7,530,196
                             ----------  ----------  ---------  ---------
Net assets at end of year... 18,470,906  22,792,594  9,919,095  8,641,152
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    649,466   7,758,672    629,510    198,263
 Units redeemed.............   (867,737) (6,088,388)  (440,843)  (164,151)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (218,271)  1,670,284    188,667     34,112
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                         --------------------------------------------------------------------------------------------------------
                                                                                                           GENWORTH LEGG MASON
                           GENWORTH EATON VANCE       GENWORTH ENHANCED         GENWORTH GOLDMAN SACHS    CLEARBRIDGE AGGRESSIVE
                          LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND -- ENHANCED CORE BOND INDEX       GROWTH FUND --
                              SERVICE SHARES            SERVICE SHARES          FUND -- SERVICE SHARES        SERVICE SHARES
                         ------------------------  --------------------------  ------------------------  -----------------------
                                                                 PERIOD FROM
                                                                 APRIL 30 TO
                                YEAR ENDED DECEMBER 31,          DECEMBER 31,                            YEAR ENDED DECEMBER 31,
                         --------------------------------------  ------------  --------------------------------------------------
                             2011         2010        2011           2010          2011         2010        2011         2010
                         -----------  -----------   ----------   ------------  -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)..... $  (171,961)    (466,048)     93,095        171,466       270,334    5,976,004    (661,212)     174,512
 Net realized gain
   (loss) on
   investments..........     944,154    5,715,420      93,292     (2,974,135)      130,000    2,801,022   1,101,186   17,221,365
 Change in unrealized
   appreciation
   (depreciation)
   on investments.......  (4,121,632)  (4,707,729) (1,414,971)    (1,527,316)    6,393,868   (6,957,399) (2,617,264) (17,654,324)
 Capital gain
   distribution.........     675,045    1,849,173          --             --            --    1,956,494   2,638,682    8,406,690
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........  (2,674,394)   2,390,816  (1,228,584)    (4,329,985)    6,794,202    3,776,121     461,392    8,148,243
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........     451,807    1,857,061      72,126        230,781     1,423,816    4,024,668     422,841    1,769,403
 Death benefits.........     (77,904)     (43,737)     (7,657)        (2,375)     (279,276)     (94,080)    (88,631)     (49,090)
 Surrenders.............  (3,312,527)  (2,612,305)   (436,507)      (777,704)  (11,395,384)  (8,150,251) (3,368,376)  (2,674,297)
 Administrative
   expenses.............    (243,355)    (254,609)    (20,837)       (66,237)     (869,675)    (759,900)   (239,856)    (251,921)
 Capital contribution
   (withdrawal).........          --   (3,039,935)     83,761      6,539,550            --           --          --   (2,947,823)
 Transfers between
   subaccounts
   (including fixed
   account), net........   1,394,023  (23,218,507)   (301,435)     8,096,040    (8,548,332)  81,955,691  (2,342,145) (43,930,827)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions.......  (1,787,956) (27,312,032)   (610,549)    14,020,055   (19,668,851)  76,976,128  (5,616,167) (48,084,555)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Increase (decrease)
 in net assets..........  (4,462,350) (24,921,216) (1,839,133)     9,690,070   (12,874,649)  80,752,249  (5,154,775) (39,936,312)
Net assets at
 beginning of year......  45,583,361   70,504,577   9,690,070             --   150,703,863   69,951,614  44,258,286   84,194,598
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
Net assets at end of
 year................... $41,121,011   45,583,361   7,850,937      9,690,070   137,829,214  150,703,863  39,103,511   44,258,286
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========
Change in units (note
 5):
 Units purchased........     889,919    7,047,430     129,663      6,789,249     2,611,345   19,551,996     850,443    6,705,013
 Units redeemed.........  (1,062,927)  (9,972,829)   (182,433)    (6,331,032)   (4,242,109) (12,822,938) (1,286,597) (11,294,775)
                         -----------  -----------   ----------    ----------   -----------  -----------  ----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......    (173,008)  (2,925,399)    (52,770)       458,217    (1,630,764)   6,729,058    (436,154)  (4,589,762)
                         ===========  ===========   ==========    ==========   ===========  ===========  ==========  ===========

                         -------------------------

                              GENWORTH PIMCO
                            STOCKSPLUS FUND --
                              SERVICE SHARES
                         ------------------------



                         -------------------------
                             2011         2010
                         -----------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).....   6,846,689   10,598,424
 Net realized gain
   (loss) on
   investments..........   3,230,021    7,601,261
 Change in unrealized
   appreciation
   (depreciation)
   on investments....... (15,490,312)  (3,522,031)
 Capital gain
   distribution.........   6,716,499   11,035,328
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     operations.........   1,302,897   25,712,982
                         -----------  -----------
From capital
 transactions (note
 4):
 Net premiums...........   1,590,609    5,385,031
 Death benefits.........    (328,589)    (120,679)
 Surrenders............. (12,329,861)  (8,451,401)
 Administrative
   expenses.............    (938,758)    (855,792)
 Capital contribution
   (withdrawal).........          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net........  (8,094,315)  43,179,393
                         -----------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions....... (20,100,914)  39,136,552
                         -----------  -----------
Increase (decrease)
 in net assets.......... (18,798,017)  64,849,534
Net assets at
 beginning of year...... 173,386,240  108,536,706
                         -----------  -----------
Net assets at end of
 year................... 154,588,223  173,386,240
                         ===========  ===========
Change in units (note
 5):
 Units purchased........   1,860,664   21,250,976
 Units redeemed.........  (3,457,302) (17,228,958)
                         -----------  -----------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......  (1,596,638)   4,022,018
                         ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 GENWORTH VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)             GOLDMAN SACHS VARIABLE INSURANCE TRUST
                             ------------------------  ------------------------------------------------
                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --      GOLDMAN SACHS MID CAP
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES          VALUE FUND
                             ------------------------  ----------------------  ------------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2011         2010        2011        2010         2011         2010
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  2,184,011     396,448     (35,981)    (90,275)    (496,667)    (543,306)
 Net realized gain
   (loss) on investments....    2,309,596   4,437,936    (125,218) (1,434,822)     529,647   (3,787,760)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (13,143,039)  3,423,484    (803,153)  2,598,141   (4,909,242)  17,911,823
 Capital gain
   distribution.............    5,433,535   1,490,219          --          --           --           --
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (3,215,897)  9,748,087    (964,352)  1,073,044   (4,876,262)  13,580,757
                             ------------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      388,466   1,361,027      13,769      27,067       97,854      108,069
 Death benefits.............      (78,905)    (30,310)    (86,293)   (208,343)    (431,475)    (366,655)
 Surrenders.................   (3,341,878) (2,230,314) (1,281,750) (1,969,292)  (8,907,763)  (8,528,245)
 Administrative expenses....     (238,382)   (219,169)    (17,241)    (20,430)     (99,807)    (100,216)
 Capital contribution
   (withdrawal).............           --  (3,028,770)         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............      759,913  11,151,400    (450,616)   (179,793)  (1,268,639)  (2,838,456)
                             ------------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (2,510,786)  7,003,864  (1,822,131) (2,350,791) (10,609,830) (11,725,503)
                             ------------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................   (5,726,683) 16,751,951  (2,786,483) (1,277,747) (15,486,092)   1,855,254
Net assets at beginning
 of year....................   45,169,334  28,417,383  12,514,861  13,792,608   69,078,154   67,222,900
                             ------------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $ 39,442,651  45,169,334   9,728,378  12,514,861   53,592,062   69,078,154
                             ============  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............    1,269,926   7,076,983      69,797     590,038      433,125      801,553
 Units redeemed.............   (1,442,737) (5,744,146)   (248,395)   (839,811)    (910,206)  (1,413,962)
                             ------------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (172,811)  1,332,837    (178,598)   (249,773)    (477,081)    (612,409)
                             ============  ==========  ==========  ==========  ===========  ===========


                                      JPMORGAN INSURANCE TRUST
                             ------------------------------------------
                              JPMORGAN INSURANCE    JPMORGAN INSURANCE
                                TRUST CORE BOND     TRUST EQUITY INDEX
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             --------------------  --------------------

                             -------------------------------------------
                                2011       2010       2011       2010
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   210,331    126,758     (4,737)     7,191
 Net realized gain
   (loss) on investments....    57,387    116,568     45,122    102,862
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    37,064    113,120    (36,911)   206,047
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   304,782    356,446      3,474    316,100
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --         --         --
 Death benefits.............        --         --         --         --
 Surrenders.................  (472,070)  (317,671)  (137,301)  (106,341)
 Administrative expenses....    (7,944)    (8,534)    (2,504)    (2,277)
 Capital contribution
   (withdrawal).............        --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (210,464) 1,782,846     14,812  1,299,863
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (690,478) 1,456,641   (124,993) 1,191,245
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................  (385,696) 1,813,087   (121,519) 1,507,345
Net assets at beginning
 of year.................... 5,665,797  3,852,710  2,277,460    770,115
                             ---------  ---------  ---------  ---------
Net assets at end of year... 5,280,101  5,665,797  2,155,941  2,277,460
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    57,109    990,234     29,132    816,911
 Units redeemed.............  (110,104)  (866,973)   (41,318)  (669,371)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (52,995)   123,261    (12,186)   147,540
                             =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                                                       JPMORGAN           JPMORGAN           JPMORGAN          JPMORGAN
                                  JPMORGAN         INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST    INSURANCE TRUST
                              INSURANCE TRUST      INTREPID GROWTH    INTREPID MID CAP    MID CAP GROWTH     MID CAP VALUE
                             INTERNATIONAL EQUITY    PORTFOLIO --       PORTFOLIO --       PORTFOLIO --      PORTFOLIO --
                             PORTFOLIO -- CLASS 1      CLASS 1            CLASS 1            CLASS 1            CLASS 1
                             -------------------  -----------------  -----------------  -----------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2011       2010      2011     2010      2011     2010      2011     2010      2011     2010
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    108    (1,728)   (5,486)   (5,793)  (6,161)   (3,105) (10,315)   (9,808)    (338)    (801)
 Net realized gain
   (loss) on investments....   13,338     4,452    17,670     8,164   17,253    35,447   29,357    91,559   27,792   12,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (23,276)    2,673   (12,011)   52,239  (23,075)   65,359  (54,281)   42,609  (24,264)  19,612
 Capital gain
   distribution.............       --        --        --        --       --        --       --        --       --       --
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   (9,830)    5,397       173    54,610  (11,983)   97,701  (35,239)  124,360    3,190   31,206
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       --        --        --        --       --        --       --        --       --       --
 Death benefits.............       --        --        --        --       --        --       --        --       --       --
 Surrenders.................   (7,080)   (4,959)  (32,352)  (43,145) (34,868)  (29,404) (32,272)  (29,407) (27,801)  (6,531)
 Administrative expenses....     (421)     (457)     (518)     (705)    (509)     (487)    (487)     (483)    (364)    (546)
 Capital contribution
   (withdrawal).............       --        --        --        --       --        --       --        --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (9,917)    5,891    50,228  (344,568)  17,673   155,129   35,542   103,535  (13,128) (18,348)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,418)      475    17,358  (388,418) (17,704)  125,238    2,783    73,645  (41,293) (25,425)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................  (27,248)    5,872    17,531  (333,808) (29,687)  222,939  (32,456)  198,005  (38,103)   5,781
Net assets at beginning
 of year....................  109,240   103,368   560,817   894,625  575,154   352,215  548,910   350,905  155,883  150,102
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
Net assets at end of year... $ 81,992   109,240   578,348   560,817  545,467   575,154  516,454   548,910  117,780  155,883
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............    7,735     2,088    14,892   250,228   12,100   208,228   13,146   190,106    3,857    1,550
 Units redeemed.............   (8,758)   (2,051)  (13,213) (296,169) (13,188) (191,532) (12,041) (179,463)  (6,328)  (3,235)
                             --------   -------   -------  --------  -------  --------  -------  --------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,023)       37     1,679   (45,941)  (1,088)   16,696    1,105    10,643   (2,471)  (1,685)
                             ========   =======   =======  ========  =======  ========  =======  ========  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              JPMORGAN INSURANCE TRUST (CONTINUED)                               JANUS ASPEN SERIES
                             -------------------------------------  ---------------------------------------------------
                                 JPMORGAN
                                INSURANCE           JPMORGAN
                               TRUST SMALL       INSURANCE TRUST
                                 CAP CORE          U.S. EQUITY
                               PORTFOLIO --       PORTFOLIO --        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                 CLASS 1             CLASS 1          INSTITUTIONAL SHARES         SERVICE SHARES
                             ---------------  --------------------  ------------------------  ------------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2011    2010      2011       2010        2011         2010         2011         2010
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (389)   (317)   (17,135)   (19,555)   1,269,600    1,604,354      776,689    1,168,166
 Net realized gain
   (loss) on investments....     943     210     38,363    111,147    2,724,176    3,124,140    3,298,405    3,952,345
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (2,423)  5,575    (98,045)   201,445   (8,988,103)   3,122,582  (11,802,930)   4,439,909
 Capital gain
   distribution.............      --      --         --         --    5,490,582           --    7,213,432           --
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  (1,869)  5,468    (76,817)   293,037      496,255    7,851,076     (514,404)   9,560,420
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      --      --         --         --      378,142      325,656    1,691,116    3,320,886
 Death benefits.............      --      --         --         --   (2,211,263)  (2,201,468)    (784,163)    (523,958)
 Surrenders.................  (2,855)   (468)  (128,856)  (109,234) (15,054,896) (17,132,752) (21,025,961) (19,111,623)
 Administrative expenses....     (47)    (33)    (1,947)    (1,845)    (176,806)    (196,118)    (476,423)    (496,247)
 Capital contribution
   (withdrawal).............      --      --         --         --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............       1   6,020    166,804  1,136,275     (448,367)    (205,068)  (4,895,567)    (817,060)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,901)  5,519     36,001  1,025,196  (17,513,190) (19,409,750) (25,490,998) (17,628,002)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (4,770) 10,987    (40,816) 1,318,233  (17,016,935) (11,558,674) (26,005,402)  (8,067,582)
Net assets at beginning
 of year....................  30,170  19,183  2,201,452    883,219  118,983,628  130,542,302  159,866,419  167,934,001
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $25,400  30,170  2,160,636  2,201,452  101,966,693  118,983,628  133,861,017  159,866,419
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      --     415     38,324    697,615      200,500      735,771    1,085,921    5,660,200
 Units redeemed.............    (192)    (36)   (34,661)  (587,961)    (945,052)  (1,568,416)  (2,979,050)  (6,957,791)
                             -------  ------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (192)    379      3,663    109,654     (744,552)    (832,645)  (1,893,129)  (1,297,591)
                             =======  ======  =========  =========  ===========  ===========  ===========  ===========

                             ------------------------




                             ENTERPRISE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (804,799)   (773,039)
 Net realized gain
   (loss) on investments....   2,726,970   1,107,622
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,294,601) 11,984,529
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (1,372,430) 12,319,112
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      88,503     107,924
 Death benefits.............    (545,265)   (602,728)
 Surrenders.................  (6,627,388) (6,331,404)
 Administrative expenses....     (92,966)    (99,039)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,077,722) (1,614,102)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,254,838) (8,539,349)
                             -----------  ----------
Increase (decrease) in
 net assets................. (11,627,268)  3,779,763
Net assets at beginning
 of year....................  60,954,856  57,175,093
                             -----------  ----------
Net assets at end of year...  49,327,588  60,954,856
                             ===========  ==========
Change in units (note 5):
 Units purchased............      59,835     370,760
 Units redeemed.............    (566,478)   (841,693)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (506,643)   (470,933)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                           FLEXIBLE BOND
                             ENTERPRISE PORTFOLIO --       PORTFOLIO --          FORTY PORTFOLIO --        FORTY PORTFOLIO --
                                  SERVICE SHARES       INSTITUTIONAL SHARES     INSTITUTIONAL SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010         2011         2010         2011         2010
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (96,643)   (102,800)    535,572   1,226,882     (512,589)    (629,663)    (701,319)    (966,372)
 Net realized gain
   (loss) on investments....     705,415     375,262     150,279     843,530    2,176,136    2,700,056    1,550,345    3,499,913
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (787,024)  1,140,057    (816,382)   (527,109)  (5,227,894)     338,810   (4,774,532)  (2,635,865)
 Capital gain
   distribution.............          --          --   1,325,047      83,938           --           --           --           --
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (178,252)  1,412,519   1,194,516   1,627,241   (3,564,347)   2,409,203   (3,925,506)    (102,324)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     156,494       8,026      10,304     102,971      115,417       58,580      545,119    1,836,789
 Death benefits.............    (208,068)    (81,079)   (303,019)   (795,616)  (1,183,951)    (960,964)    (369,180)     (46,793)
 Surrenders.................  (1,413,845) (1,067,319) (3,116,582) (3,630,707)  (5,716,374)  (7,077,178)  (5,283,383)  (5,341,502)
 Administrative expenses....      (8,187)     (8,282)    (33,116)    (37,984)     (81,185)     (95,451)    (228,191)    (285,936)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (56,051)    244,154    (312,033)  1,151,219   (2,754,618)  (2,756,671)  (1,199,849) (49,371,349)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,529,657)   (904,500) (3,754,446) (3,210,117)  (9,620,711) (10,831,684)  (6,535,484) (53,208,791)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  (1,707,909)    508,019  (2,559,930) (1,582,876) (13,185,058)  (8,422,481) (10,460,990) (53,311,115)
Net assets at beginning
 of year....................   6,789,491   6,281,472  24,776,822  26,359,698   53,004,433   61,426,914   54,511,331  107,822,446
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year... $ 5,081,582   6,789,491  22,216,892  24,776,822   39,819,375   53,004,433   44,050,341   54,511,331
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     245,736     350,852     122,829     773,050       54,845      469,003      823,827    6,244,268
 Units redeemed.............    (448,849)   (504,648)   (298,299)   (932,499)    (543,983)  (1,085,820)  (1,357,995) (11,973,102)
                             -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (203,113)   (153,796)   (175,470)   (159,449)    (489,138)    (616,817)    (534,168)  (5,728,834)
                             ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                             ----------------------
                               GLOBAL TECHNOLOGY
                                  PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2011        2010
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (109,901)  (103,205)
 Net realized gain
   (loss) on investments....    720,245    418,754
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,335,648) 1,096,401
 Capital gain
   distribution.............         --         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (725,304) 1,411,950
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      7,785     11,040
 Death benefits.............   (124,572)   (26,405)
 Surrenders.................   (958,244)  (940,105)
 Administrative expenses....    (14,920)   (13,673)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (279,534)   712,616
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,369,485)  (256,527)
                             ----------  ---------
Increase (decrease) in
 net assets................. (2,094,789) 1,155,423
Net assets at beginning
 of year....................  8,155,925  7,000,502
                             ----------  ---------
Net assets at end of year...  6,061,136  8,155,925
                             ==========  =========
Change in units (note 5):
 Units purchased............    459,995    674,610
 Units redeemed.............   (741,624)  (757,477)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (281,629)   (82,867)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                 JANUS PORTFOLIO --       JANUS PORTFOLIO --      OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --
                                INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES        SERVICE SHARES
                             -------------------------  ----------------------  ------------------------  ----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2011          2010        2011        2010         2011         2010        2011        2010
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (480,611)    (213,502)    (53,134)    (65,274)    (771,935)    (725,203)   (137,494)   (163,771)
 Net realized gain
   (loss) on investments....    1,405,826       96,306     203,440     122,806    3,331,925    5,792,466   1,733,836   2,232,436
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (4,511,335)   7,641,783    (458,334)    561,871  (32,440,193)  14,579,198  (6,053,011)  1,263,823
 Capital gain
   distribution.............           --           --          --          --      760,924           --     118,501          --
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (3,586,120)   7,524,587    (308,028)    619,403  (29,119,279)  19,646,461  (4,338,168)  3,332,488
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      262,335      219,192      56,555       7,269      253,581      263,033          --          --
 Death benefits.............   (1,227,408)  (1,981,059)      3,961     (43,122)  (1,105,390)    (325,137)   (181,526)   (226,745)
 Surrenders.................   (7,335,592)  (7,382,491)   (991,737)   (997,989)  (9,250,554) (11,897,819) (2,360,253) (2,824,823)
 Administrative expenses....      (98,545)    (111,069)     (7,103)     (7,545)    (104,493)    (122,751)    (28,510)    (35,886)
 Capital contribution
   (withdrawal).............           --           --          --          --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,028,660)  (1,865,915)     (4,954)   (268,904)  (6,010,104)  (2,468,855) (1,465,494) (1,682,905)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,427,870) (11,121,342)   (943,278) (1,310,291) (16,216,960) (14,551,529) (4,035,783) (4,770,359)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (14,013,990)  (3,596,755) (1,251,306)   (690,888) (45,336,239)   5,094,932  (8,373,951) (1,437,871)
Net assets at beginning
 of year....................   63,581,904   67,178,659   5,366,075   6,056,963   99,035,442   93,940,510  15,993,307  17,431,178
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of year... $ 49,567,914   63,581,904   4,114,769   5,366,075   53,699,203   99,035,442   7,619,356  15,993,307
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............       72,646      393,346      22,465      22,108      154,544      698,457       1,915      14,572
 Units redeemed.............     (798,056)  (1,189,396)   (160,344)   (226,762)    (640,845)  (1,130,557)   (231,193)   (297,655)
                             ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (725,410)    (796,050)   (137,879)   (204,654)    (486,301)    (432,100)   (229,278)   (283,083)
                             ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                             ------------------------
                              WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------

                             ------------------------
                                 2011        2010
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (522,219)   (543,670)
 Net realized gain
   (loss) on investments....    (182,014) (1,404,489)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (8,581,122) 11,032,201
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (9,285,355)  9,084,042
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     103,111      80,564
 Death benefits.............    (821,341)   (900,804)
 Surrenders.................  (7,413,905) (7,183,676)
 Administrative expenses....     (95,623)   (108,416)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,933,077)   (756,259)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,160,835) (8,868,591)
                             -----------  ----------
Increase (decrease) in
 net assets................. (19,446,190)    215,451
Net assets at beginning
 of year....................  70,638,520  70,423,069
                             -----------  ----------
Net assets at end of year...  51,192,330  70,638,520
                             ===========  ==========
Change in units (note 5):
 Units purchased............      54,114     274,815
 Units redeemed.............    (615,625)   (801,815)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (561,511)   (527,000)
                             ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                JANUS ASPEN SERIES
                                   (CONTINUED)                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                             -----------------------  --------------------------------------------------------------------
                                                            LEGG MASON             LEGG MASON             LEGG MASON
                                                       CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                        AGGRESSIVE GROWTH    EQUITY INCOME BUILDER      EQUITY INCOME
                              WORLDWIDE PORTFOLIO --       PORTFOLIO --           PORTFOLIO --       BUILDER PORTFOLIO --
                                  SERVICE SHARES             CLASS II               CLASS I                CLASS II
                             -----------------------  ---------------------  ---------------------  ---------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2011        2010        2011       2010        2011       2010        2011        2010
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (64,988)    (74,146)   (93,633)    (93,084)    91,689     107,524      69,927    127,623
 Net realized gain
   (loss) on investments....      78,097     (35,597)   276,400       2,802   (157,290)   (930,285)   (303,883)  (711,505)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (934,911)    970,943   (377,650)  1,233,727    372,324   1,279,014     652,047  1,324,896
 Capital gain
   distribution.............          --          --         --          --         --          --          --         --
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    (921,802)    861,200   (194,883)  1,143,445    306,723     456,253     418,091    741,014
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............       7,882       7,774     10,947      66,090     61,341      23,345      40,400     75,044
 Death benefits.............     (72,501)    (15,903)   (14,749)     (2,458)    (5,493)   (175,788)    (13,325)   (15,810)
 Surrenders.................    (869,363) (1,270,310)  (857,175)   (872,145)  (613,706) (1,162,193)   (874,240)  (777,679)
 Administrative expenses....      (8,613)     (9,494)   (15,940)    (15,500)    (8,579)     (8,765)     (8,395)    (6,180)
 Capital contribution
   (withdrawal).............          --          --         --          --         --          --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      20,139    (171,271)   604,301    (532,543)   684,816      24,816    (414,167)    94,580
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (922,456) (1,459,204)  (272,616) (1,356,556)   118,379  (1,298,585) (1,269,727)  (630,045)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................  (1,844,258)   (598,004)  (467,499)   (213,111)   425,102    (842,332)   (851,636)   110,969
Net assets at beginning
 of year....................   6,799,764   7,397,768  5,855,805   6,068,916  4,661,116   5,503,448   7,982,946  7,871,977
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
Net assets at end of year... $ 4,955,506   6,799,764  5,388,306   5,855,805  5,086,218   4,661,116   7,131,310  7,982,946
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............      89,531     141,255    182,045      61,826    111,036     167,704     114,649    698,576
 Units redeemed.............    (234,438)   (383,405)  (226,442)   (182,926)   (96,962)   (333,836)   (260,977)  (779,009)
                             -----------  ----------  ---------  ----------  ---------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (144,907)   (242,150)   (44,397)   (121,100)    14,074    (166,132)   (146,328)   (80,433)
                             ===========  ==========  =========  ==========  =========  ==========  ==========  =========


                             -----------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               FUNDAMENTAL ALL CAP
                               VALUE PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (28,575)       (381)
 Net realized gain
   (loss) on investments....   (128,573)   (796,721)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (415,543)  1,937,922
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (572,691)  1,140,820
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     36,357   1,920,830
 Death benefits.............    (90,684)       (621)
 Surrenders.................   (831,959)   (975,097)
 Administrative expenses....    (25,966)    (27,610)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (701,401) (2,519,132)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,613,653) (1,601,630)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,186,344)   (460,810)
Net assets at beginning
 of year....................  8,764,802   9,225,612
                             ----------  ----------
Net assets at end of year...  6,578,458   8,764,802
                             ==========  ==========
Change in units (note 5):
 Units purchased............     56,441     625,546
 Units redeemed.............   (246,305)   (836,018)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (189,864)   (210,472)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST     LEGG MASON PARTNERS
                                   (CONTINUED)         VARIABLE INCOME TRUST
                             -----------------------  ----------------------
                                                            LEGG MASON
                                    LEGG MASON             WESTERN ASSET
                               CLEARBRIDGE VARIABLE     VARIABLE STRATEGIC
                                 LARGE CAP VALUE               BOND
                               PORTFOLIO -- CLASS I    PORTFOLIO -- CLASS I
                             -----------------------  ----------------------

                             ------------------------------------------------
                                 2011        2010        2011        2010
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    76,979     156,739     295,524     180,286
 Net realized gain
   (loss) on investments....     134,892    (278,627)     54,769    (183,983)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     173,676     891,680     382,928   1,502,192
 Capital gain
   distribution.............          --          --          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     385,547     769,792     733,221   1,498,495
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,540       1,950         475         618
 Death benefits.............     (99,577)   (154,116)   (166,667)   (237,363)
 Surrenders.................    (977,133) (1,408,030) (1,869,410) (2,285,470)
 Administrative expenses....     (17,600)    (19,402)    (21,841)    (24,776)
 Capital contribution
   (withdrawal).............          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (172,916)   (178,687)  1,046,927     406,525
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,253,686) (1,758,285) (1,010,516) (2,140,466)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    (868,139)   (988,493)   (277,295)   (641,971)
Net assets at beginning
 of year....................  10,871,035  11,859,528  14,572,421  15,214,392
                             -----------  ----------  ----------  ----------
Net assets at end of year... $10,002,896  10,871,035  14,295,126  14,572,421
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      67,200     205,747     153,085     579,586
 Units redeemed.............    (150,506)   (336,585)   (220,453)   (717,045)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (83,306)   (130,838)    (67,368)   (137,459)
                             ===========  ==========  ==========  ==========


                                                 MFS(R) VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------


                             MFS(R) INVESTORS GROWTH    MFS(R) INVESTORS      MFS(R) NEW DISCOVERY
                                 STOCK SERIES --         TRUST SERIES --            SERIES --
                              SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             ----------------------  ----------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (137,062)   (147,464)    (74,470)    (54,332)   (454,013)   (366,920)
 Net realized gain
   (loss) on investments....    481,041     288,396     377,639     138,210   2,060,421   1,358,244
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (441,308)    913,939    (608,440)    780,009  (8,519,721)  6,251,588
 Capital gain
   distribution.............         --          --          --          --   3,452,410          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (97,329)  1,054,871    (305,271)    863,887  (3,460,903)  7,242,912
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     35,731      45,558     138,873      25,913     227,110     132,588
 Death benefits.............    (31,981)   (116,407)   (131,736)     24,840    (114,720)    (59,410)
 Surrenders................. (1,442,184) (1,629,183) (1,781,891) (1,490,003) (4,620,936) (3,425,575)
 Administrative expenses....    (21,863)    (23,874)    (18,352)    (19,878)    (67,186)    (48,888)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (426,330) (1,035,190)   (327,952)   (410,539)   (236,691)  3,372,833
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,886,627) (2,759,096) (2,121,058) (1,869,667) (4,812,423)    (28,452)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,983,956) (1,704,225) (2,426,329) (1,005,780) (8,273,326)  7,214,460
Net assets at beginning
 of year.................... 11,451,772  13,155,997  10,256,322  11,262,102  31,137,174  23,922,714
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...  9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     91,731     122,495      51,837      50,020     658,123   1,023,740
 Units redeemed.............   (310,816)   (508,249)   (255,887)   (251,501) (1,029,940) (1,125,455)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (219,085)   (385,754)   (204,050)   (201,481)   (371,817)   (101,715)
                             ==========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------
                              MFS(R) STRATEGIC          MFS(R) TOTAL
                              INCOME SERIES --        RETURN SERIES --     MFS(R) UTILITIES SERIES --
                             SERVICE CLASS SHARES   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -------------------  -----------------------  -------------------------
                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                               2011      2010         2011        2010        2011          2010
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 3,080      1,570       265,618     423,434     440,962       527,661
 Net realized gain
   (loss) on investments....     288     25,180      (111,352)   (837,400)    945,299    (1,171,574)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,039)   (19,380)     (306,671)  5,785,921     264,981     4,180,444
 Capital gain
   distribution.............      --         --            --          --          --            --
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   2,329      7,370      (152,405)  5,371,955   1,651,242     3,536,531
                             -------   --------   -----------  ----------   ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............      --         --       258,406   1,294,905     267,302       544,880
 Death benefits.............      --         --      (361,985)    (25,403)   (536,738)       (1,226)
 Surrenders.................    (761)    (5,828)   (8,578,166) (5,047,009) (4,671,931)   (4,474,074)
 Administrative expenses....    (240)      (279)     (192,100)   (192,110)    (83,363)      (83,595)
 Capital contribution
   (withdrawal).............      --         --            --          --          --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (478)  (348,804)   (3,138,666)    999,263     161,171    (2,796,309)
                             -------   --------   -----------  ----------   ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,479)  (354,911)  (12,012,511) (2,970,354) (4,863,559)   (6,810,324)
                             -------   --------   -----------  ----------   ----------   ----------
Increase (decrease) in
 net assets.................     850   (347,541)  (12,164,916)  2,401,601  (3,212,317)   (3,273,793)
Net assets at beginning
 of year....................  77,014    424,555    75,383,518  72,981,917  33,263,794    36,537,587
                             -------   --------   -----------  ----------   ----------   ----------
Net assets at end of year... $77,864     77,014    63,218,602  75,383,518  30,051,477    33,263,794
                             =======   ========   ===========  ==========   ==========   ==========
Change in units (note 5):
 Units purchased............     717     22,788       642,120   4,375,553     331,714       492,048
 Units redeemed.............    (823)   (54,091)   (1,777,741) (4,645,505)   (585,464)     (893,346)
                             -------   --------   -----------  ----------   ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (106)   (31,303)   (1,135,621)   (269,952)   (253,750)     (401,298)
                             =======   ========   ===========  ==========   ==========   ==========

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ----------------------------------------------
                              OPPENHEIMER BALANCED    OPPENHEIMER BALANCED
                                   FUND/VA --          FUND/VA -- SERVICE
                               NON-SERVICE SHARES            SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2011        2010        2011        2010
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    168,240      14,981      65,135    (288,406)
 Net realized gain
   (loss) on investments....   (766,899) (2,034,263) (1,391,477) (1,917,219)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    512,047   4,007,056     807,429   5,937,291
 Capital gain
   distribution.............         --          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (86,612)  1,987,774    (518,913)  3,731,666
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     56,690      58,131     169,348     515,240
 Death benefits.............   (222,907)   (382,025)    (95,449)    (18,297)
 Surrenders................. (2,129,154) (2,912,129) (4,608,710) (4,540,619)
 Administrative expenses....    (25,719)    (27,596)    (90,411)    (99,112)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (146,395)   (192,524)   (874,278)  1,152,517
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,467,485) (3,456,143) (5,499,500) (2,990,271)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (2,554,097) (1,468,369) (6,018,413)    741,395
Net assets at beginning
 of year.................... 18,466,522  19,934,891  39,330,568  38,589,173
                             ----------  ----------  ----------  ----------
Net assets at end of year... 15,912,425  18,466,522  33,312,155  39,330,568
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     36,750     193,924     467,943   2,027,173
 Units redeemed.............   (147,335)   (398,182) (1,123,830) (2,446,777)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (110,585)   (204,258)   (655,887)   (419,604)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                               OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL    OPPENHEIMER CORE BOND     OPPENHEIMER GLOBAL
                               APPRECIATION FUND/VA    APPRECIATION FUND/VA         FUND/VA --          SECURITIES FUND/VA --
                              -- NON-SERVICE SHARES      -- SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ------------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011        2010        2011        2010        2011        2010         2011         2010
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (400,598)   (518,865)   (113,360)   (138,612)    854,720      92,071     (572,174)    (424,012)
 Net realized gain
   (loss) on investments....   1,071,619      62,668     237,035      (4,318)   (694,275) (2,759,048)   4,424,750    4,165,530
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (1,538,709)  3,381,796    (310,883)    716,182   1,059,023   4,600,142  (13,616,153)  10,795,250
 Capital gain
   distribution.............          --          --          --          --          --          --           --           --
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (867,688)  2,925,599    (187,208)    573,252   1,219,468   1,933,165   (9,763,577)  14,536,768
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      35,045      14,186      20,471     210,557       4,335      77,719      756,483    2,274,312
 Death benefits.............    (270,001)   (303,249)    (29,623)        419    (530,288)   (624,068)    (643,914)    (300,898)
 Surrenders.................  (4,520,382) (5,242,600) (1,295,318) (1,089,528) (2,318,013) (2,409,759) (12,704,526)  (9,339,440)
 Administrative expenses....     (55,870)    (62,292)    (30,968)    (33,927)    (32,746)    (35,329)    (441,359)    (424,162)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,450,988) (2,115,372)   (369,767)   (814,753)   (210,894)     35,719     (357,635)  (2,817,386)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,262,196) (7,709,327) (1,705,205) (1,727,232) (3,087,606) (2,955,718) (13,390,951) (10,607,574)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................  (7,129,884) (4,783,728) (1,892,413) (1,153,980) (1,868,138) (1,022,553) (23,154,528)   3,929,194
Net assets at beginning
 of year....................  42,219,071  47,002,799   8,938,341  10,092,321  19,585,327  20,607,880  114,691,684  110,762,490
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of year... $35,089,187  42,219,071   7,045,928   8,938,341  17,717,189  19,585,327   91,537,156  114,691,684
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     209,267     236,000      56,900     113,007      89,971   2,029,175    1,514,713    6,100,179
 Units redeemed.............    (426,393)   (578,481)   (187,579)   (258,385)   (283,404) (2,237,056)  (2,349,766)  (6,864,571)
                             -----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (217,126)   (342,481)   (130,679)   (145,378)   (193,433)   (207,881)    (835,053)    (764,392)
                             ===========  ==========  ==========  ==========  ==========  ==========  ===========  ===========

                             -----------------------
                                OPPENHEIMER HIGH
                                INCOME FUND/VA --
                               NON-SERVICE SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    570,406     377,976
 Net realized gain
   (loss) on investments.... (1,846,208) (5,412,700)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,048,560   5,954,477
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (227,242)    919,753
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     71,604      40,717
 Death benefits.............   (151,846)   (117,448)
 Surrenders.................   (810,210) (1,062,356)
 Administrative expenses....    (12,782)    (13,716)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............       (109)   (137,918)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (903,343) (1,290,721)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,130,585)   (370,968)
Net assets at beginning
 of year....................  7,581,181   7,952,149
                             ----------  ----------
Net assets at end of year...  6,450,596   7,581,181
                             ==========  ==========
Change in units (note 5):
 Units purchased............    233,964     863,318
 Units redeemed.............   (330,480) (1,060,655)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (96,516)   (197,337)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                                         OPPENHEIMER MAIN STREET   OPPENHEIMER SMALL- &    OPPENHEIMER SMALL-
                                  OPPENHEIMER MAIN          SMALL- & MID-CAP          MID-CAP GROWTH        & MID-CAP GROWTH
                                 STREET FUND/VA --            FUND(R)/VA --             FUND/VA --             FUND/VA --
                                   SERVICE SHARES            SERVICE SHARES         NON-SERVICE SHARES       SERVICE SHARES
                             -------------------------  ------------------------  ----------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2011          2010         2011         2010        2011        2010        2011       2010
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,168,664)  (1,472,852)  (1,411,813)  (1,086,762)   (401,958)   (362,727)   (53,246)   (39,401)
 Net realized gain
   (loss) on investments....    7,805,878    9,114,373    5,696,844    4,416,302     393,982    (704,720)    53,571   (123,412)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (9,468,643)  20,190,410   (7,380,714)  18,843,881      68,955   7,218,703   (254,792)   707,820
 Capital gain
   distribution.............           --           --           --           --          --          --         --         --
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (3,831,429)  27,831,931   (3,095,683)  22,173,421      60,979   6,151,256   (254,467)   545,007
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    1,710,188    5,519,685      921,109    1,714,649      57,221      68,927     20,892     23,660
 Death benefits.............     (474,322)    (233,549)    (264,807)    (210,719)   (119,906)   (212,898)     8,658         --
 Surrenders.................  (16,344,060) (11,504,935)  (8,832,452)  (5,176,819) (3,287,120) (2,818,363)  (488,511)  (423,399)
 Administrative expenses....     (996,551)    (907,761)    (544,367)    (349,380)    (40,063)    (37,578)    (8,826)    (7,575)
 Capital contribution
   (withdrawal).............           --           --           --           --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,621,609)  56,808,987   (1,669,394)  50,054,409     699,768    (552,004)   674,791    568,585
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (17,726,354)  49,682,427  (10,389,911)  46,032,140  (2,690,100) (3,551,916)   207,004    161,271
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  (21,557,783)  77,514,358  (13,485,594)  68,205,561  (2,629,121)  2,599,340    (47,463)   706,278
Net assets at beginning
 of year....................  199,987,692  122,473,334  113,140,992   44,935,431  29,147,218  26,547,878  3,002,076  2,295,798
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
Net assets at end of year... $178,429,909  199,987,692   99,655,398  113,140,992  26,518,097  29,147,218  2,954,613  3,002,076
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............    3,182,039   28,384,848    1,993,037   12,775,589     156,572     269,143    196,114    111,778
 Units redeemed.............   (5,030,438) (21,726,205)  (2,690,624)  (6,997,903)   (188,746)   (456,482)  (198,782)  (102,322)
                             ------------  -----------  -----------  -----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,848,399)   6,658,643     (697,587)   5,777,686     (32,174)   (187,339)    (2,668)     9,456
                             ============  ===========  ===========  ===========  ==========  ==========  =========  =========

                                 PIMCO VARIABLE
                                 INSURANCE TRUST
                             ----------------------


                             ALL ASSET PORTFOLIO --
                              ADVISOR CLASS SHARES
                             ----------------------

                             -----------------------
                                2011        2010
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,379,103     963,137
 Net realized gain
   (loss) on investments....    (88,236)    124,687
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (1,346,878)    404,490
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (56,011)  1,492,314
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     99,395     925,959
 Death benefits.............    (36,934)    (24,325)
 Surrenders................. (1,601,005) (1,658,382)
 Administrative expenses....    (58,292)    (41,918)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (3,884,102) 12,773,532
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,480,938) 11,974,866
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,536,949) 13,467,180
Net assets at beginning
 of year.................... 24,304,568  10,837,388
                             ----------  ----------
Net assets at end of year... 18,767,619  24,304,568
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,423,874   1,388,072
 Units redeemed............. (1,865,404)   (411,137)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (441,530)    976,935
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                             FOREIGN BOND PORTFOLIO                                 LONG-TERM U.S.
                             (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --  GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO --
                                 ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES             CLASS SHARES              CLASS SHARES             CLASS SHARES
                             ----------------------  ------------------------  -----------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2011        2010         2011         2010        2011         2010         2011         2010
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   24,700     133,456    5,490,861    6,021,007     480,414    1,983,980      (87,473)     536,527
 Net realized gain
   (loss) on investments....    (14,187)     30,641    2,698,744    6,115,070   1,286,005     (788,213)   1,602,437    3,234,541
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    155,227     167,643   (6,000,298)     758,452   6,648,458    3,875,425   (2,895,109)   4,482,850
 Capital gain
   distribution.............     41,183      22,285           --           --     846,679           --           --           --
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    206,923     354,025    2,189,307   12,894,529   9,261,556    5,071,192   (1,380,145)   8,253,918
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     11,946       5,856      915,449    2,104,210     201,812    1,135,764    1,821,097    6,520,434
 Death benefits.............    (58,661)    (48,890)    (568,985)    (305,857)   (319,965)    (451,833)    (506,357)    (211,896)
 Surrenders.................   (622,019) (1,377,797) (12,542,640) (11,521,794) (5,766,718)  (7,629,194) (23,553,025) (16,039,210)
 Administrative expenses....     (6,907)     (8,080)    (424,706)    (413,858)   (107,400)    (141,558)  (1,345,869)  (1,285,988)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (266,316)    708,021   (8,082,218)  (2,417,831) (3,508,902) (32,237,912)   4,488,842  (29,843,188)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (941,957)   (720,890) (20,703,100) (12,555,130) (9,501,173) (39,324,733) (19,095,312) (40,859,848)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................   (735,034)   (366,865) (18,513,793)     339,399    (239,617) (34,253,541) (20,475,457) (32,605,930)
Net assets at beginning
 of year....................  4,984,592   5,351,457  113,843,343  113,503,944  41,298,622   75,552,163  248,280,704  280,886,634
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of year... $4,249,558   4,984,592   95,329,550  113,843,343  41,059,005   41,298,622  227,805,247  248,280,704
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     48,213     108,731    1,635,423    6,438,551     696,039    2,639,326    5,256,959   23,095,121
 Units redeemed.............   (110,154)   (157,299)  (2,950,539)  (7,103,237) (1,244,062)  (5,642,886)  (6,878,438) (26,697,750)
                             ----------  ----------  -----------  -----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (61,941)    (48,568)  (1,315,116)    (664,686)   (548,023)  (3,003,560)  (1,621,479)  (3,602,629)
                             ==========  ==========  ===========  ===========  ==========  ===========  ===========  ===========

                             -------------------------

                             TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE
                                   CLASS SHARES
                             ------------------------

                             -------------------------
                                 2011         2010
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   4,256,505   17,122,344
 Net realized gain
   (loss) on investments....   4,315,750   12,548,171
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,283,919)    (471,870)
 Capital gain
   distribution.............   5,704,209      824,135
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   7,992,545   30,022,780
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   2,939,842    8,549,544
 Death benefits.............  (2,107,988)  (3,006,258)
 Surrenders................. (58,097,645) (52,062,870)
 Administrative expenses....  (1,626,493)  (1,718,675)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (21,275,020)  76,765,797
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (80,167,304)  28,527,538
                             -----------  -----------
Increase (decrease) in
 net assets................. (72,174,759)  58,550,318
Net assets at beginning
 of year.................... 464,840,148  406,289,830
                             -----------  -----------
Net assets at end of year... 392,665,389  464,840,148
                             ===========  ===========
Change in units (note 5):
 Units purchased............   6,125,199   25,786,148
 Units redeemed............. (11,375,225) (22,704,244)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (5,250,026)   3,081,904
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              RYDEX VARIABLE TRUST                THE ALGER PORTFOLIOS
                             ----------------------  ----------------------------------------------
                                                         ALGER LARGE CAP     ALGER SMALL CAP GROWTH
                                    NASDAQ --          GROWTH PORTFOLIO --        PORTFOLIO --
                                   100(R) FUND          CLASS I-2 SHARES        CLASS I-2 SHARES
                             ----------------------  ----------------------  ----------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2011        2010        2011        2010        2011        2010
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (87,147)    (84,879)   (162,241)   (269,784)   (466,130)   (469,088)
 Net realized gain
   (loss) on investments....    404,591     551,982     811,791    (357,970)  2,362,148   1,450,009
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (466,535)    200,091  (1,120,933)  4,731,209  (3,225,981)  5,851,303
 Capital gain
   distribution.............         --          --          --          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (149,091)    667,194    (471,383)  4,103,455  (1,329,963)  6,832,224
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,952      47,019     174,729      56,374      30,028      31,449
 Death benefits.............    (41,468)    (20,874)   (595,685)   (266,321)   (349,857)   (268,097)
 Surrenders.................   (720,560)   (770,175) (4,414,212) (4,593,348) (4,349,046) (3,353,149)
 Administrative expenses....    (15,062)    (14,990)    (61,814)    (67,194)    (50,006)    (54,213)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    755,961  (1,350,103)   (933,613)   (542,722)   (509,222)   (173,783)
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (7,177) (2,109,123) (5,830,595) (5,413,211) (5,228,103) (3,817,793)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (156,268) (1,441,929) (6,301,978) (1,309,756) (6,558,066)  3,014,431
Net assets at beginning
 of year....................  5,295,297   6,737,226  38,884,981  40,194,737  35,105,646  32,091,215
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $5,139,029   5,295,297  32,583,003  38,884,981  28,547,580  35,105,646
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    856,388     966,682     116,159     626,413     322,069     743,775
 Units redeemed.............   (801,324) (1,345,918)   (540,002) (1,069,318)   (709,872) (1,077,908)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     55,064    (379,236)   (423,843)   (442,905)   (387,803)   (334,133)
                             ==========  ==========  ==========  ==========  ==========  ==========

                                      THE PRUDENTIAL SERIES FUND
                             --------------------------------------------
                              JENNISON 20/20 FOCUS
                                  PORTFOLIO --       JENNISON PORTFOLIO --
                                 CLASS II SHARES        CLASS II SHARES
                             ----------------------  --------------------

                             ---------------------------------- ---------
                                2011        2010        2011       2010
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (174,068)   (251,311)   (46,847)   (44,128)
 Net realized gain
   (loss) on investments....    739,038     225,444    100,564     54,881
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (1,109,310)     73,186   (218,044)   222,679
 Capital gain
   distribution.............         --          --         --         --
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (544,340)     47,319   (164,327)   233,432
                             ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     83,467     113,989     18,467     12,114
 Death benefits.............     20,967     (34,475)    (4,760)    (2,981)
 Surrenders................. (1,786,899) (2,509,760)  (304,783)  (177,382)
 Administrative expenses....    (30,945)    (48,784)    (6,019)    (5,888)
 Capital contribution
   (withdrawal).............         --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,354,884) (2,867,439)   591,760   (285,365)
                             ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (4,068,294) (5,346,469)   294,665   (459,502)
                             ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................. (4,612,634) (5,299,150)   130,338   (226,070)
Net assets at beginning
 of year.................... 13,901,261  19,200,411  2,678,100  2,904,170
                             ----------  ----------  ---------  ---------
Net assets at end of year...  9,288,627  13,901,261  2,808,438  2,678,100
                             ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     78,396   1,564,642    104,924     19,717
 Units redeemed.............   (288,921) (1,905,617)   (94,384)   (62,278)
                             ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (210,525)   (340,975)    10,540    (42,561)
                             ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                 WELLS FARGO VARIABLE
                                       THE PRUDENTIAL SERIES FUND (CONTINUED)                            TRUST
                             -----------------------------------------------------------------  ----------------------
                                                                            SP PRUDENTIAL U.S.
                                 NATURAL RESOURCES      SP INTERNATIONAL       EMERGING          WELLS FARGO ADVANTAGE
                                    PORTFOLIO --        GROWTH PORTFOLIO -- GROWTH PORTFOLIO --     VT OMEGA GROWTH
                                  CLASS II SHARES       CLASS II SHARES     CLASS II SHARES         FUND -- CLASS 2
                             -------------------------  ------------------  ------------------  ----------------------
                                                                                                           PERIOD FROM
                                                                                                            JULY 16 TO
                                                    YEAR ENDED DECEMBER 31,                                DECEMBER 31,
                             ----------------------------------------------------------------------------  ------------
                                 2011          2010      2011      2010      2011      2010        2011        2010
                             ------------  -----------   ------    ------    ------    ------   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (584,482)    (673,654)   (152)      (51)     (118)     (306)     (49,528)    (14,763)
 Net realized gain
   (loss) on investments....    2,711,300      582,131    (460)     (546)      486        21      154,022      52,536
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (10,176,962)   7,662,995  (1,835)    2,219      (259)    4,286     (429,914)    453,251
 Capital gain
   distribution.............           --           --      --        --        --        --       23,974          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............   (8,050,144)   7,571,472  (2,447)    1,622       109     4,001     (301,446)    491,024
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............      427,955    1,126,291      --        --        --        --       10,346      18,486
 Death benefits.............     (260,245)     (27,791)     --        --        --        --      (36,489)     (7,014)
 Surrenders.................   (3,529,795)  (4,534,753)   (715)     (730)   (2,239)      (89)    (254,548)   (118,017)
 Administrative expenses....     (145,292)    (174,914)    (16)      (19)      (67)      (61)     (10,398)     (2,629)
 Capital contribution
   (withdrawal).............           --           --      --        --        --        --           --          --
    Transfers between
     subaccounts
     (including fixed
     account), net..........   (3,886,847) (11,350,370)     --        (2)       63     1,222    2,751,068   2,319,443
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,394,224) (14,961,537)   (731)     (751)   (2,243)    1,072    2,459,979   2,210,269
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Increase (decrease) in
 net assets.................  (15,444,368)  (7,390,065) (3,178)      871    (2,134)    5,073    2,158,533   2,701,293
Net assets at beginning
 of year....................   44,145,349   51,535,414  15,130    14,259    25,956    20,883    2,701,293          --
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
Net assets at end of year... $ 28,700,981   44,145,349  11,952    15,130    23,822    25,956    4,859,826   2,701,293
                             ============  ===========   ======    ======    ======    ======   =========   =========
Change in units (note 5):
 Units purchased............      718,231    2,387,132      --        --        --       102      311,770     422,411
 Units redeemed.............     (987,076)  (3,607,022)    (77)      (82)     (152)      (12)    (111,318)   (208,074)
                             ------------  -----------   ------    ------    ------    ------   ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (268,845)  (1,219,890)    (77)      (82)     (152)       90      200,452     214,337
                             ============  ===========   ======    ======    ======    ======   =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2011

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2 Fund.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 Fund.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares Fund.

   On April 29, 2011, DWS Variable Series II -- DWS Technology VIP -- Class B Shares Fund was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Capital Growth VIP -- Class B Shares Fund.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares Fund was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares Fund.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Research Core Portfolio -- Institutional Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 effective on
April 30, 2010.

   On April 30, 2010, the Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, and the Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Investors Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Large Cap Value Portfolio -- Class I.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Capital Development Fund -- Series I shares was changed to Invesco V.I. Captial Development Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;
   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;
   AIM V.I. Government Securities Fund -- Series I shares was changed to Invesco V.I. Government Securities Fund -- Series I shares;
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares;
   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares;
   AIM V.I. Technology Fund -- Series I shares was changed to Invesco V.I. Technology Fund -- Series I shares; and
   AIM V.I. Utilities Fund -- Series I shares was changed to Invesco V.I. Utilities Fund -- Series I shares.

   On April 30, 2010, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares were liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

   As of December 31, 2011, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2010 through December 31, 2011.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2010 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2011.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2011, and there were no transfers between Level 1 and Level 2 during 2011.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   On September 30, 2011, the Board of Trustees for the Genworth Variable Insurance Trust (the "Trust") voted to terminate operations and liquidate the Portfolios of the Trust subject to shareholder approval of a Plan of Substitution. Under the Plan of Substitution, shares of the Trust Portfolios held in GLAIC separate accounts would be liquidated and substituted

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

for shares of other Portfolios available in GLAIC variable annuity contracts. In a vote held on January 12, 2012, shareholders (i.e., contract owners) voted to approve the Plan of Substitution. The transaction closed on January 27, 2012, at which time all GVIT Portfolio shares were liquidated and assets were transferred to various Portfolios available under GLAIC variable annuity contracts.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2011 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $   703,228 $ 3,497,293
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........     505,763   2,379,600
  Invesco V.I. Capital
   Development Fund --
   Series I shares........           0          54
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     739,856   3,167,598
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      57,213      71,231
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................       4,188          92
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   9,814,235  21,972,934
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............           2       1,390
  Invesco V.I.
   Technology Fund --
   Series I shares........          22         225
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         154          24
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series I
   shares.................       1,178          19
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................     357,355   1,796,268
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   7,161,859  14,616,195
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   4,487,408   4,732,979
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   3,265,309   7,236,176
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   2,900,145   4,144,195
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   3,587,730  17,348,992
  AllianceBernstein
   International Value
   Portfolio -- Class B...  23,013,100  21,084,199
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...   1,490,008   4,468,200
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...   8,852,574   9,066,656
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  23,537,938  34,658,955
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      65,077      96,749
  VP International Fund
   -- Class I.............     250,604     252,428
  VP Ultra(R) Fund --
   Class I................       5,135       8,238
  VP Value Fund -- Class
   I......................       5,624     112,941
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   3,805,555   3,945,729
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  71,012,603  91,203,133
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   2,365,031   2,573,353
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   4,549,096   5,276,745
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   3,637,177  13,046,034
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................  10,991,060  20,343,144

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- ------------
DWS Variable Series II
  DWS Capital Growth VIP
   -- Class B Shares...... $    13,165 $      1,995
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........      24,434       44,697
  DWS Large Cap Value
   VIP -- Class B Shares..      85,356        5,365
  DWS Strategic Value
   VIP -- Class B Shares..       1,683       85,093
  DWS Technology VIP --
   Class B Shares.........           0       11,946
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........      42,294       59,853
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.   1,074,885      969,773
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................     241,265      429,732
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  10,296,475   14,423,590
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......     313,761    2,382,913
  Federated High Income
   Bond Fund II --
   Primary Shares.........   6,919,311    9,365,705
  Federated High Income
   Bond Fund II --
   Service Shares.........  16,671,039   20,173,264
  Federated Kaufmann
   Fund II -- Service
   Shares.................  12,654,819   16,438,349
  Federated Managed
   Volatility Fund II.....   1,097,326    1,576,807
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................   2,842,409   12,724,280
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................   1,550,210    5,211,597
  VIP Balanced Portfolio
   -- Service Class 2.....  20,506,978   19,626,427
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   7,555,366   32,324,252
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  19,440,197   38,636,265
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     214,196      696,525
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   5,187,985   22,603,841
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   4,411,298   20,328,771
  VIP Growth & Income
   Portfolio -- Initial
   Class..................   2,601,781    6,014,930
  VIP Growth & Income
   Portfolio -- Service
   Class 2................   1,463,737    4,134,866
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................   1,311,956    2,001,897
  VIP Growth Portfolio
   -- Initial Class.......   3,123,869   13,917,173
  VIP Growth Portfolio
   -- Service Class 2.....   4,869,996    8,809,318
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   7,724,356    4,989,242
  VIP Mid Cap Portfolio
   -- Initial Class.......         437          291
  VIP Mid Cap Portfolio
   -- Service Class 2.....  13,938,503   44,900,636
  VIP Overseas Portfolio
   -- Initial Class.......   1,533,731    6,293,245
  VIP Value Strategies
   Portfolio -- Service
   Class 2................   4,585,461    5,558,569
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  73,570,031  153,168,017
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.      41,866       85,724
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   8,386,898   22,700,820
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   9,028,912   15,353,519
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........   2,664,447    4,512,892
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........     254,768      322,487
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........   3,187,997    2,627,293
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........   1,425,162    2,795,135

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares...... $    920,628 $  3,697,779
  Income Fund -- Class 1
   Shares.................    7,456,173   12,464,635
  International Equity
   Fund -- Class 1 Shares.      370,571    3,281,719
  Mid-Cap Equity Fund --
   Class 1 Shares.........   11,279,419   24,836,650
  Money Market Fund.......  376,983,899  386,650,067
  Premier Growth Equity
   Fund -- Class 1 Shares.    1,837,685    8,632,925
  Real Estate Securities
   Fund -- Class 1 Shares.   14,270,709   22,965,303
  S&P 500(R) Index Fund...   12,120,396   45,570,112
  Small-Cap Equity Fund
   -- Class 1 Shares......    3,820,675   13,739,057
  Total Return Fund --
   Class 1 Shares.........  110,517,630  206,297,884
  Total Return Fund --
   Class 3 Shares.........   71,592,465  175,920,293
  U.S. Equity Fund --
   Class 1 Shares.........    1,273,834    6,939,807
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........    9,688,863   10,562,357
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    6,313,541    4,256,310
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......    9,083,532   10,350,081
  Genworth Enhanced
   International Index
   Fund -- Service Shares.    1,524,032    2,044,702
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................   33,856,268   52,937,380
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   12,794,280   16,457,088
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........   38,496,041   44,977,734
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   20,980,049   15,491,130
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      867,540    2,695,052
  Goldman Sachs Mid Cap
   Value Fund.............    7,375,296   18,580,356
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...    1,034,292    1,515,278
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      314,217      444,668
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................      121,247      138,558
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      160,869      149,342
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................      118,719      142,766
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...      135,230      143,417
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       65,931      107,562
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...           37        3,328
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      444,481      427,086
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   12,872,742   23,574,106
  Balanced Portfolio --
   Service Shares.........   24,942,857   42,244,350
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,408,934   12,506,361
  Enterprise Portfolio
   -- Service Shares......    1,673,269    3,298,033
  Flexible Bond
   Portfolio --
   Institutional Shares...    4,720,133    6,696,546
  Forty Portfolio --
   Institutional Shares...    1,461,387   11,598,576
  Forty Portfolio --
   Service Shares.........    8,083,966   15,355,756
  Global Technology
   Portfolio -- Service
   Shares.................    2,418,192    3,900,057
  Janus Portfolio --
   Institutional Shares...    1,461,145   12,410,093
  Janus Portfolio --
   Service Shares.........      209,694    1,222,318
  Overseas Portfolio --
   Institutional Shares...    5,959,211   22,166,274
  Overseas Portfolio --
   Service Shares.........      220,980    4,275,941

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
  Worldwide Portfolio --
   Institutional Shares.. $  1,354,461 $ 12,064,217
  Worldwide Portfolio --
   Service Shares........      591,494    1,576,211
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II..............    2,876,338    3,265,268
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    1,137,104      923,724
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,209,627    2,399,607
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      552,446    2,197,764
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,220,923    2,392,908
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..    3,089,459    3,805,586
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      904,166    2,920,685
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      616,102    2,831,458
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   12,044,717   13,831,682
  MFS(R) Strategic
   Income Series --
   Service Class Shares..       13,158       11,557
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    8,613,493   20,451,228
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    6,724,739   11,121,472
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....    1,136,000    3,412,256
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    4,556,375    9,991,725
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    2,665,478    9,379,703
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      589,345    2,405,388
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    2,305,545    4,571,717
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   17,650,567   31,730,146
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    1,744,744    2,073,204
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........   29,794,358   49,582,583
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   22,972,341   34,385,575
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    2,099,968    5,232,168
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    3,027,498    2,819,011
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   20,384,548   23,989,124
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........      886,870    1,760,321
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,123,027   47,099,333
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   14,668,079   22,785,549
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   66,737,910   85,499,990
  Total Return Portfolio
   -- Administrative
   Class Shares..........  106,765,875  176,745,315
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    4,299,059    4,394,705
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,282,407    8,296,598
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    4,114,170    9,804,947
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................    1,401,504    5,640,229
  Jennison Portfolio --
   Class II Shares.......    1,630,688    1,382,870
  Natural Resources
   Portfolio -- Class II
   Shares................   13,245,361   21,141,826
  SP International
   Growth Portfolio --
   Class II Shares.......           63          947
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................          269        2,631
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,892,602    1,456,926

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Trust") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to the Trust. As compensation for its services, GFWM is paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows:
0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. As discussed in note
(2)(f), "Subsequent Events," the Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2011 and 2010 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2011, 2010, 2009, 2008 and 2007 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2011 and were available to contract owners during 2011.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255    0.58%    (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426    0.34%      5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225    1.21%     45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642    2.32%   (52.60)% to (53.01)%
   2007............................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722    0.36%    (0.11)% to  (0.98)%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2011............................ 0.75% to 2.10% 1,400,677  5.89 to  8.32  8,458    0.15%    (8.60)% to  (9.84)%
   2010............................ 0.75% to 2.10% 1,661,457  6.44 to  9.23 11,055    0.72%     14.62% to   13.07%
   2009............................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020    0.62%     20.17% to   18.54%
   2008............................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716    0.00%   (42.92)% to (43.70)%
   2007............................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929    0.00%     11.17% to    9.65%
 Invesco V.I. Capital Development
   Fund -- Series I shares
   2011............................ 0.75% to 0.75%       507 13.00 to 13.00      7    0.00%    (7.85)% to  (7.85)%
   2010............................ 0.75% to 0.75%       507 14.10 to 14.10      7    0.00%     17.89% to   17.89%
   2009............................ 0.75% to 0.75%       507 11.96 to 11.96      6    0.00%     41.30% to   41.30%
   2008............................ 0.75% to 0.75%     2,002  8.47 to  8.47     17    1.66%   (47.42)% to (47.42)%
   2007............................ 0.75% to 0.75%     1,328 16.10 to 16.10     21    3.05%     10.01% to   10.01%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
   2007............................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386    1.02%      7.30% to    5.62%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08)% to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   15.03%   (45.52)% to (45.94)%
   2007............................ 1.45% to 2.20%    17,946 14.96 to 11.71    242   10.30%    (7.14)% to  (7.85)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
   2007............................ 0.75% to 0.75%     1,558 13.43 to 13.43     21    5.18%      5.54% to    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Invesco V.I. International
   Growth Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 4,522,712 13.89 to  7.83  47,445   1.18%     (8.34)% to  (9.36)%
   2010......................... 1.45% to 2.55% 5,363,817 15.15 to  8.64  64,184   1.64%      10.98% to    9.74%
   2009......................... 1.45% to 2.55% 6,644,958 13.65 to  7.88  67,967   1.42%      32.96% to   31.47%
   2008......................... 1.45% to 2.55% 6,349,635 10.27 to  5.99  51,090   0.49%    (41.39)% to (42.05)%
   2007......................... 1.45% to 2.55% 5,648,638 17.52 to 10.34  89,441   0.47%      12.75% to    5.07%
 Invesco V.I. Technology Fund
   -- Series I shares
   2011......................... 0.75% to 0.75%     3,191  3.46 to  3.46      11   0.19%     (5.76)% to  (5.76)%
   2010......................... 0.75% to 0.75%     3,227  3.67 to  3.67      12   0.00%      20.39% to   20.39%
   2009......................... 0.75% to 0.75%     3,240  3.05 to  3.05      10   0.00%      56.18% to   56.18%
   2008......................... 0.75% to 0.75%     3,253  1.95 to  1.95       6   0.00%    (44.92)% to (44.92)%
   2007......................... 0.75% to 0.75%     3,184  3.55 to  3.55      11   0.00%       6.89% to    6.89%
 Invesco V.I. Utilities Fund --
   Series I shares
   2011......................... 0.75% to 0.75%       302 11.97 to 11.97       4   3.34%      15.58% to   15.58%
   2010......................... 0.75% to 0.75%       298 10.36 to 10.36       3   3.72%       5.50% to    5.50%
   2009......................... 0.75% to 0.75%       279  9.82 to  9.82       3   4.76%      14.07% to   14.07%
   2008......................... 0.75% to 0.75%       404  8.61 to  8.61       3   3.05%    (32.86)% to (32.86)%
   2007......................... 0.75% to 0.75%       290 12.82 to 12.82       4   2.00%      19.73% to   19.73%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series I shares
   2011(4)...................... 1.45% to 1.45%       117  8.54 to  8.54       1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   Capital Growth Fund --
   Series II shares
   2011......................... 1.45% to 2.20%   498,350 13.67 to 11.22   5,710   0.00%     (7.74)% to  (8.45)%
   2010......................... 1.45% to 2.20%   607,306 14.82 to 12.25   7,547   0.00%      17.83% to   16.94%
   2009......................... 1.45% to 2.20%   728,917 12.58 to 10.48   7,696   0.00%      63.24% to   62.00%
   2008......................... 1.45% to 2.20%   768,760  7.71 to  6.47   4,972   0.20%    (49.85)% to (50.24)%
   2007......................... 1.45% to 2.20%   889,144 15.37 to 12.99  11,432   0.00%      14.94% to   14.06%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2011......................... 1.45% to 2.55% 3,207,247 14.40 to  7.68  39,325   1.37%     (3.52)% to  (4.60)%
   2010......................... 1.45% to 2.55% 3,775,362 14.93 to  8.05  48,250   0.14%      14.02% to   12.75%
   2009......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14  55,253   4.31%      26.55% to   25.13%
   2008......................... 1.45% to 2.55% 5,740,584 10.35 to  5.70  51,764   2.74%    (36.73)% to (37.44)%
   2007......................... 1.45% to 2.55% 9,721,170 16.35 to  9.12 131,463   1.56%     (3.75)% to (12.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Invesco Van Kampen V.I.
   Equity and Income Fund --
   Series II shares
   2011.......................... 1.45% to 2.55%  1,447,561  9.64 to  9.15  13,588   1.75%     (2.73)% to  (3.81)%
   2010.......................... 1.45% to 2.55%  1,478,343  9.91 to  9.51  14,342   1.92%      10.41% to    9.18%
   2009.......................... 1.45% to 2.55%  1,446,343  8.97 to  8.71  12,783   2.83%      20.71% to   19.37%
   2008.......................... 1.45% to 2.55%  1,246,305  7.43 to  7.30   9,170   3.20%    (23.80)% to (24.65)%
   2007.......................... 1.45% to 2.55%    729,990  9.76 to  9.68   7,085   0.59%     (3.59)% to  (4.67)%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51  20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00  25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167   3.18%    (31.22)% to (31.99)%
   2007.......................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350   0.00%       5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth Portfolio
   -- Class B
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38   3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18   5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098   0.00%    (48.23)% to (48.57)%
   2007.......................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431   0.00%      18.15% to   17.36%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56  52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22  62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944   4.34%    (41.38)% to (42.06)%
   2007.......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327   1.54%       3.65% to    2.44%
 AllianceBernstein International
   Value Portfolio -- Class B
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67  66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95  81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474   2.08%    (53.96)% to (54.48)%
   2007.......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154   2.45%       4.04% to  (2.59)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36  11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864   0.00%    (40.69)% to (41.21)%
   2007.......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206   0.00%      11.96% to   10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61  17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590   0.00%    (46.41)% to (46.82)%
   2007.......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344   0.00%      12.04% to   11.75%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
   2007.......................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157   4.68%       7.91% to    6.98%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
   2007.......................... 1.45% to 2.05%      9,983 16.14 to 11.54     132   1.83%     (1.52)% to  (2.13)%
 VP International Fund --
   Class I
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
   2007.......................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331   0.58%      16.34% to   15.45%
 VP Ultra(R) Fund -- Class I
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
   2007.......................... 1.45% to 2.05%      4,990 14.74 to 11.87      62   0.00%      19.25% to   18.52%
 VP Value Fund -- Class I
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   7.26%    (27.84)% to (28.32)%
   2007.......................... 1.45% to 2.10%     14,003 15.84 to 10.37     212   6.30%     (6.52)% to  (7.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240    1.56%    (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848    1.47%     10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705    1.87%     28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865    2.10%   (37.82)% to (38.36)%
   2007.......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049    2.41%      0.05% to  (0.82)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130    2.18%    (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674    1.12%      8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813    2.02%     19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978    2.67%   (20.84)% to (21.72)%
   2007.......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528    5.93%     15.05% to   14.10%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167    0.64%      0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386    0.45%     13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034    0.38%     24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390    0.26%   (41.75)% to (42.14)%
   2007.......................... 1.45% to 2.10%    245,703 13.27 to 12.95   3,246    0.06%      6.49% to    5.79%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742    0.21%    (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786    0.64%     26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196    0.61%     26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345    3.25%   (41.08)% to (41.59)%
   2007.......................... 1.45% to 2.30%    575,082 13.12 to 11.20   7,408    5.34%    (2.59)% to  (3.43)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613    0.29%    (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736    0.12%     19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308    0.78%     24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303    0.31%   (40.33)% to (40.84)%
   2007.......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729    0.08%     15.76% to   14.76%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303    0.78%   (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805    0.68%     12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350    1.88%     35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   10.70%   (49.24)% to (49.80)%
   2007.......................... 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978    1.86%     17.93% to   19.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Capital Growth VIP --
   Class B Shares
   2011(4)........................ 1.45% to 1.50%     1,126  8.80 to  8.80     10    0.00%   (17.29)% to (17.33)%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86    0.61%    (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111    0.80%     20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73    1.63%     27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   10.33%   (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%     4,211 22.64 to 12.66     89    3.79%      1.17% to    0.55%
 DWS Large Cap Value VIP --
   Class B Shares
   2011(4)........................ 1.45% to 2.05%     8,090  9.14 to  9.11     74    0.00%   (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87    0.54%    (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103    0.96%     25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86    1.37%     33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86    7.20%   (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%     9,176 16.27 to 11.01    144    2.47%      0.02% to  (0.59)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737    0.01%    (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632    0.01%    (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473    0.15%    (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798    2.24%      1.05% to    0.44%
   2007........................... 1.45% to 2.20%    60,564 10.61 to 10.43    638    4.32%      3.30% to    2.51%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828    0.89%    (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013    0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642    0.96%     31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015    0.76%   (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05%   723,086  6.95 to 11.88  5,055    0.54%      6.16% to    5.56%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501    4.22%      1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369    4.81%     42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804    5.63%   (28.19)% to (28.99)%
   2007........................... 1.45% to 2.55% 6,162,498 10.95 to  9.77 65,664    5.83%      0.14% to  (3.46)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01  10,089    0.74%    (6.38)% to  (6.80)%
   2010(4)....................... 1.15% to 1.60% 1,194,955 10.78 to 10.74  12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06  22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52  26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75  26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14  17,443   10.25%   (26.85)% to (27.18)%
   2007.......................... 1.15% to 1.60% 2,067,050 21.01 to 12.55  33,363    8.24%      2.23% to    1.77%
 Federated High Income Bond
   Fund II -- Service Shares
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56  34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23  39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84  33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94  21,881    9.67%   (27.17)% to (27.80)%
   2007.......................... 1.45% to 2.30% 2,825,333 13.33 to 11.00  38,240    7.57%      1.68% to    0.80%
 Federated Kaufmann Fund II --
   Service Shares
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64  59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06  72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90  56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28  45,845    2.98%   (42.75)% to (43.39)%
   2007.......................... 1.45% to 2.10% 2,613,449 22.03 to 15.47  56,888    1.73%     18.87% to   18.08%
 Federated Managed Volatility
   Fund II
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00   8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70   8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79   9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96   9,050    6.06%   (21.30)% to (21.65)%
   2007.......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89  14,801    5.30%      2.83% to    2.37%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   -- Initial Class
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05  61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56  74,847    2.15%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17  75,497    2.53%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79  68,001    8.71%   (29.54)% to (29.86)%
   2007.......................... 1.15% to 1.60% 3,723,741 37.69 to 12.54 116,426    6.07%     14.17% to   13.65%
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2011.......................... 1.45% to 2.30% 1,243,753 12.15 to 11.22  14,615    2.06%    (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30% 1,538,516 12.68 to 11.82  18,958    1.90%     12.31% to   11.34%
   2009.......................... 1.45% to 2.30% 1,751,372 11.29 to 10.62  19,260    2.18%     26.89% to   25.80%
   2008.......................... 1.45% to 2.30% 1,874,666  8.90 to  8.44  16,286    8.68%   (29.94)% to (30.54)%
   2007.......................... 1.45% to 2.30% 2,179,780 12.70 to 12.15  27,112    5.77%     13.50% to   12.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   2.10%      16.05% to   14.76%
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   2.15%      36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   2.82%    (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928   4.40%       7.13% to    0.71%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.25%      15.87% to   15.35%
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.38%      34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.98%    (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218   4.97%      16.23% to   15.70%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   1.02%      15.23% to   13.95%
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.18%      33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.73%    (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264   5.67%      15.59% to   14.76%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2011......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276   5.22%       5.17% to    4.48%
 VIP Equity-Income Portfolio --
   Initial Class
   2011......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498   2.12%       0.36% to  (0.10)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2011......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977   2.31%     (0.20)% to  (9.14)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET    INVESTMENT
                                    % OF AVERAGE                           ASSETS    INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2011........................... 0.75% to 1.60% 1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010........................... 0.75% to 1.60% 2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009........................... 0.75% to 1.60% 2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008........................... 0.75% to 1.60% 2,945,542  7.40 to  6.64  26,128   3.31%    (42.14)% to (42.63)%
   2007........................... 0.75% to 1.60% 3,891,828 12.79 to 11.57  59,736   4.74%      11.28% to   10.33%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2011........................... 1.45% to 1.95% 1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010........................... 1.45% to 2.20% 1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009........................... 1.45% to 2.20% 1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008........................... 1.45% to 2.20% 2,093,064  8.85 to  7.58  14,964   3.03%    (42.74)% to (43.18)%
   2007........................... 1.45% to 2.20% 2,598,880 15.45 to 13.34  32,268   4.23%      10.23% to    9.38%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2011........................... 0.75% to 1.60%   893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010........................... 0.75% to 1.60%   936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009........................... 0.75% to 1.60% 1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008........................... 0.75% to 1.60% 1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
   2007........................... 0.75% to 1.60% 1,631,250 11.10 to  9.49  20,620   0.00%      22.25% to   21.21%
 VIP Growth Portfolio -- Initial
   Class
   2011........................... 1.15% to 1.60% 2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010........................... 1.15% to 1.60% 3,132,022 55.23 to  8.78  71,983   0.60%      22.75% to   22.19%
   2009........................... 1.15% to 1.60% 3,692,954 45.00 to  7.19  68,484   0.52%      26.81% to   26.24%
   2008........................... 1.15% to 1.60% 4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
   2007........................... 1.15% to 1.60% 5,632,081 67.95 to 10.95 152,421   0.93%      25.50% to   24.93%
 VIP Growth Portfolio -- Service
   Class 2
   2011........................... 1.45% to 2.30% 2,567,808 13.58 to 10.31  19,928   0.51%     (1.48)% to  (2.33)%
   2010........................... 1.45% to 2.30% 2,923,278 13.79 to 10.55  23,680   0.36%      22.07% to   21.02%
   2009........................... 1.45% to 2.30% 4,006,232 11.30 to  8.72  26,119   0.30%      26.11% to   25.02%
   2008........................... 1.45% to 2.30% 4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%
   2007........................... 1.45% to 2.30% 6,163,722 17.25 to 13.55  60,377   0.46%      24.81% to   23.73%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2011........................... 1.45% to 2.55% 1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010........................... 1.45% to 2.55% 1,168,158 11.60 to 11.14  13,488   4.28%       5.99% to    4.81%
   2009........................... 1.45% to 2.55% 1,247,865 10.95 to 10.63  13,610   8.49%      13.80% to   12.53%
   2008........................... 1.45% to 2.55%   657,573  9.62 to  9.44   6,309   3.67%     (4.86)% to  (5.92)%
   2007........................... 1.45% to 2.55% 2,814,213 10.11 to 10.04  28,348   0.11%       1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2011........................... 0.75% to 0.75%     1,514 23.12 to 23.12      35   0.43%    (11.28)% to (11.28)%
   2010........................... 0.75% to 0.75%     1,503 26.06 to 26.06      39   0.70%      27.87% to   27.87%
   2009........................... 0.75% to 0.75%     1,505 20.38 to 20.38      31   1.23%      39.04% to   39.04%
   2008........................... 0.75% to 0.75%     1,526 14.66 to 14.66      22   4.89%    (39.90)% to (39.90)%
   2007........................... 0.75% to 0.75%     1,510 24.39 to 24.39      37   1.98%      14.76% to   14.76%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950    0.02%   (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397    0.45%     27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986    0.95%     38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557    5.01%   (40.30)% to (41.15)%
   2007......................... 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529    0.61%     14.00% to    8.25%
 VIP Overseas Portfolio --
   Initial Class
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127    1.51%   (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074    1.55%     12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424    2.42%     25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712    4.84%   (44.23)% to (44.70)%
   2007......................... 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245    3.26%     16.43% to   15.43%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058    0.70%   (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563    0.24%     24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067    0.39%     54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   16.40%   (51.99)% to (52.36)%
   2007......................... 1.45% to 2.20%    519,733 13.52 to 13.61   7,000    7.08%      3.90% to    3.11%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783    5.75%      0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811    6.16%   (30.68)% to (31.45)%
   2007......................... 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026    3.52%      2.24% to  (5.51)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2011......................... 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010......................... 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009......................... 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008......................... 1.45% to 2.10%     47,853  9.40 to  7.13     421    3.89%   (35.48)% to (35.91)%
   2007......................... 1.45% to 2.10%     55,794 14.57 to 11.12     773    0.96%      4.68% to    3.99%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2011......................... 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010......................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009......................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008......................... 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
   2007......................... 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235    0.00%    (2.35)% to  (3.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Mutual Shares Securities Fund --
   Class 2 Shares
   2011........................... 1.45% to 2.55% 6,183,615 14.19 to  7.53 59,135    2.37%    (2.47)% to  (3.56)%
   2010........................... 1.45% to 2.55% 6,805,503 14.55 to  7.80 67,378    1.41%      9.58% to    8.36%
   2009........................... 1.45% to 2.55% 9,715,017 13.28 to  7.20 86,585    2.00%     24.22% to   22.83%
   2008........................... 1.45% to 2.55% 8,492,581 10.69 to  5.86 62,754    2.82%   (38.02)% to (38.72)%
   2007........................... 1.45% to 2.45% 2,155,502 17.24 to 10.95 32,728    2.54%      1.97% to    0.93%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.60%   817,020 11.73 to 11.36  9,374    1.95%   (11.47)% to (11.87)%
   2010........................... 0.75% to 1.60%   967,215 13.58 to 12.89 12,580    2.09%      7.86% to    6.94%
   2009........................... 1.15% to 1.60%   975,796 12.33 to 12.06 11,847    3.67%     35.76% to   35.15%
   2008........................... 1.15% to 1.60% 1,036,669  9.08 to  8.92  9,298    3.61%   (40.93)% to (41.19)%
   2007........................... 1.15% to 1.60% 1,436,982 15.38 to 15.17 21,881    2.41%     14.45% to   13.93%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20%   103,850 16.92 to  7.70  1,285    1.67%   (11.93)% to (12.60)%
   2010........................... 1.45% to 2.20%   105,029 19.21 to  8.81  1,516    1.82%      6.84% to    6.02%
   2009........................... 1.45% to 2.20%   187,539 17.98 to  8.31  2,340    3.61%     35.06% to   34.03%
   2008........................... 1.45% to 2.20%   225,892 13.31 to  6.20  2,069    3.38%   (41.24)% to (41.69)%
   2007........................... 1.45% to 2.20%   249,489 22.66 to 12.18  3,919    2.07%     13.77% to   12.90%
 Templeton Global Bond Securities
   Fund -- Class 1 Shares
   2011........................... 1.15% to 1.40%   748,067 16.49 to 16.20 12,165    5.66%    (1.75)% to  (1.99)%
   2010........................... 1.15% to 1.40%   758,389 16.78 to 16.53 12,576    1.62%     13.39% to   13.11%
   2009........................... 1.15% to 1.40%   715,736 14.80 to 14.62 10,490   13.68%     17.61% to   17.32%
   2008........................... 1.15% to 1.40%   663,426 12.59 to 12.46  8,285    3.90%      5.24% to    4.97%
   2007........................... 1.15% to 1.40%   631,687 11.96 to 11.87  7,506    2.82%      9.99% to    9.71%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2011........................... 1.45% to 2.20% 1,512,777  7.94 to  7.61 11,548    1.34%    (8.32)% to  (9.02)%
   2010........................... 1.45% to 2.30% 1,659,655  8.67 to  8.32 13,883    1.31%      5.84% to    4.93%
   2009........................... 1.45% to 2.30% 1,841,714  8.19 to  7.93 14,636    3.14%     29.20% to   28.09%
   2008........................... 1.45% to 2.30% 1,858,179  6.34 to  6.19 11,612    1.95%   (43.16)% to (43.65)%
   2007........................... 1.45% to 2.30% 1,853,602 11.15 to 10.99 20,635    1.63%      0.86% to  (0.02)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2011........................... 1.45% to 2.10% 1,273,957 14.42 to 11.24 14,328    0.81%    (3.02)% to  (3.66)%
   2010........................... 1.45% to 2.10% 1,504,763 14.87 to 11.67 17,447    1.33%      9.96% to    9.23%
   2009........................... 1.45% to 2.10% 1,832,169 13.52 to 10.69 19,332    1.17%     23.58% to   22.77%
   2008........................... 1.45% to 2.10% 2,144,377 10.94 to  8.70 18,360    1.19%   (33.91)% to (34.35)%
   2007........................... 1.45% to 2.10% 2,660,460 16.56 to 13.26 34,479    1.86%      8.49% to    7.77%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Income Fund -- Class 1 Shares
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
   2007......................... 0.75% to 2.45%  6,715,364 14.15 to 10.55  85,776   5.58%       4.04% to    2.25%
 International Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 1.60%    752,289  8.55 to  9.16   8,766   0.61%    (17.61)% to (18.32)%
   2010......................... 0.75% to 1.60%    943,260 10.38 to 11.22  13,589   0.71%       4.07% to    3.18%
   2009......................... 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530   1.70%      26.72% to   25.64%
   2008......................... 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185   4.26%    (46.24)% to (46.70)%
   2007......................... 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012   1.87%      22.05% to   21.00%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  3,325,404 18.86 to  9.37  63,324   0.11%     (9.03)% to (10.68)%
   2010......................... 0.75% to 2.55%  4,173,523 20.74 to 10.49  87,967   0.35%      25.24% to   22.97%
   2009......................... 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439   0.24%      40.39% to   37.84%
   2008......................... 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090   0.25%    (38.29)% to (39.41)%
   2007......................... 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309   1.97%      11.76% to    3.13%
 Money Market Fund
   2011......................... 0.75% to 2.55% 17,094,172  1.17 to  9.38 195,429   0.00%     (0.74)% to  (2.54)%
   2010......................... 0.75% to 2.55% 17,386,894  1.18 to  9.63 203,369   0.00%     (0.74)% to  (2.55)%
   2009......................... 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669   0.33%     (0.48)% to  (2.28)%
   2008......................... 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437   2.07%       1.47% to  (0.26)%
   2007......................... 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937   4.79%       4.13% to    2.18%
 Premier Growth Equity Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.42%    (37.13)% to (37.99)%
   2007......................... 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360   0.45%       4.54% to    3.11%
 Real Estate Securities Fund --
   Class 1 Shares
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
   2007......................... 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937   5.09%    (15.50)% to (16.74)%
 S&P 500(R) Index Fund
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%
   2007......................... 0.75% to 2.55% 24,784,772 10.66 to  9.82 377,099   1.59%       4.30% to  (2.71)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                EXPENSE AS A                               NET     INVESTMENT
                                % OF AVERAGE                              ASSETS     INCOME
                               NET ASSETS (1)    UNITS      UNIT VALUE     000S    RATIO (2)    TOTAL RETURN (3)
                               -------------- ----------- -------------- --------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2011....................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381   0.00%       1.95% to    0.76%
   2010....................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614   0.17%      26.01% to   24.54%
   2009....................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754   0.00%      29.38% to   27.87%
   2008....................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525   0.45%    (38.31)% to (39.03)%
   2007....................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283   2.75%       1.21% to    0.02%
 Total Return Fund -- Class 1
   Shares
   2011....................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186   1.68%     (3.57)% to  (5.08)%
   2010....................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019   1.39%       8.82% to    7.12%
   2009....................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739   1.60%      19.90% to   18.03%
   2008....................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290   1.97%    (29.81)% to (30.91)%
   2007....................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989   2.44%      10.84% to    9.10%
 Total Return Fund --
   Class 3 Shares
   2011....................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142   1.45%     (4.50)% to  (5.56)%
   2010....................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699   1.17%       7.78% to    6.58%
   2009....................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078   1.46%      18.82% to   17.50%
   2008....................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211   2.22%    (30.39)% to (31.17)%
   2007....................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265   3.39%       9.93% to    6.37%
 U.S. Equity Fund --
   Class 1 Shares
   2011....................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806   0.71%     (3.64)% to  (4.70)%
   2010....................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498   0.96%       9.44% to    8.22%
   2009....................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983   1.15%      30.64% to   29.19%
   2008....................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569   1.59%    (36.54%) to (37.30)%
   2007....................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102   0.94%       7.20% to    5.73%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2011....................... 1.45% to 2.55%   1,733,461 10.74 to 10.35    18,471   1.49%     (8.53)% to  (9.55)%
   2010....................... 1.45% to 2.55%   1,951,732 11.74 to 11.44    22,793   0.35%      23.22% to   21.84%
   2009....................... 1.45% to 2.05%     281,448  9.53 to  9.45     2,680   0.00%      48.17% to   47.27%
   2008....................... 1.45% to 1.70%      52,037  6.43 to  6.43       335   0.00%    (75.46)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2011....................... 1.45% to 2.10%     744,100  9.33 to  9.13     6,927   0.53%     (6.02)% to  (6.64)%
   2010....................... 1.45% to 2.10%     555,433  9.93 to  9.77     5,503   0.04%       9.71% to    8.98%
   2009....................... 1.45% to 2.05%     521,321  9.05 to  8.98     4,711   0.34%      28.88% to   28.09%
   2008....................... 1.45% to 1.70%     140,513  7.02 to  7.01       986   0.55%    (67.57)% to (67.65)%
 Genworth Eaton Vance
   Large Cap Value Fund --
   Service Shares
   2011....................... 1.45% to 2.55%   4,735,734  8.77 to  8.45    41,121   1.34%     (6.22)% to  (7.26)%
   2010....................... 1.45% to 2.55%   4,908,742  9.35 to  9.11    45,583   0.76%       7.57% to    6.37%
   2009....................... 1.45% to 2.55%   7,834,141  8.69 to  8.57    67,816   1.34%      14.46% to   13.19%
   2008....................... 1.45% to 2.55%   6,284,901  7.59 to  7.57    47,673   0.71%    (58.35)% to (58.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2011.......................... 1.45% to 2.30%    405,447  9.35 to  9.21   3,783    1.78%   (14.46)% to (15.20)%
   2010.......................... 1.45% to 2.30%    458,217 10.93 to 10.86   5,003    1.18%     14.05% to   13.07%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 11,299,925 12.32 to 11.87 137,829    1.94%      4.94% to    3.77%
   2010.......................... 1.45% to 2.55% 12,930,689 11.74 to 11.43 150,704    6.21%      3.62% to    2.46%
   2009.......................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952    6.22%      7.00% to    5.81%
   2008.......................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064    1.07%     19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  3,280,724 12.04 to 11.60  39,104    0.22%      0.39% to  (0.73)%
   2010.......................... 1.45% to 2.55%  3,716,878 11.99 to 11.68  44,258    2.16%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260    0.02%     31.54% to   30.08%
   2008.......................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388    0.09%   (60.51)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2011.......................... 1.45% to 2.55% 12,910,100 12.10 to 11.65 154,588    5.91%      0.48% to  (0.64)%
   2010.......................... 1.45% to 2.55% 14,506,738 12.04 to 11.73 173,386    8.53%     15.80% to   14.51%
   2009.......................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537   10.56%     43.58% to   41.98%
   2008.......................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650    5.51%   (64.23)% to (64.63)%
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund -- Service
   Shares
   2011.......................... 1.45% to 2.55%  4,177,499  9.54 to  9.19  39,443    6.93%    (8.79)% to  (9.81)%
   2010.......................... 1.45% to 2.55%  4,350,310 10.46 to 10.19  45,169    2.75%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  3,017,473  8.57 to  8.44  25,733    0.83%     30.26% to   28.81%
   2008.......................... 1.45% to 2.55%  2,780,655  6.58 to  6.55  18,262    0.87%   (73.67)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2011.......................... 1.15% to 1.60%  1,018,930  9.42 to  9.21   9,728    1.14%    (8.12)% to  (8.53)%
   2010.......................... 1.15% to 1.60%  1,197,528 10.25 to 10.07  12,515    0.75%      9.92% to    9.42%
   2009.......................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793    1.71%     16.96% to   16.43%
   2008.......................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264    1.68%   (35.28)% to (35.57)%
   2007.......................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571    3.29%      0.32% to  (0.14)%
 Goldman Sachs Mid Cap Value
   Fund
   2011.......................... 1.15% to 2.30%  2,611,778 21.92 to 10.62  53,592    0.71%    (7.45)% to  (8.53)%
   2010.......................... 1.15% to 2.30%  3,088,859 23.68 to 11.61  69,078    0.66%     23.56% to   22.13%
   2009.......................... 1.15% to 2.30%  3,701,268 19.17 to  9.50  67,223    1.73%     31.62% to   30.09%
   2008.......................... 1.15% to 2.30%  4,712,147 14.56 to  7.30  65,457    0.93%   (37.78)% to (38.50)%
   2007.......................... 1.15% to 2.30%  6,513,045 23.40 to 11.88 147,270    3.11%      2.01% to    0.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 399,516 13.45 to 12.25 5,280    5.58%       5.90% to    5.10%
   2010.............................. 1.45% to 2.20% 452,511 12.70 to 11.65 5,666    4.11%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20% 329,250 11.80 to 10.91 3,853    4.69%       8.06% to    7.24%
   2008.............................. 1.45% to 2.20% 161,934 10.92 to 10.17 1,758    5.61%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20% 213,329 10.94 to 10.80 2,321    4.89%       4.76% to    3.96%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2011.............................. 1.45% to 2.20% 225,476  9.81 to  8.32 2,156    1.70%       0.24% to  (0.53)%
   2010.............................. 1.45% to 2.20% 237,662  9.79 to  8.36 2,277    2.27%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%  90,122  8.68 to  7.48   770    2.59%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%  88,270  6.97 to  6.05   607    1.88%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%  51,337 11.26 to 11.12   573    0.08%       3.56% to    2.77%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2011.............................. 1.45% to 2.05%   6,457 12.84 to 12.63    82    2.00%    (12.73)% to (13.26)%
   2010.............................. 1.45% to 2.05%   7,480 14.71 to 14.56   109    0.24%       5.61% to    4.96%
   2009.............................. 1.45% to 2.05%   7,443 13.93 to 13.87   103    1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  57,894 10.23 to  9.05   578    0.94%       0.38% to  (0.38)%
   2010.............................. 1.45% to 2.20%  56,215 10.20 to  9.09   561    1.13%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20% 102,156  8.91 to  8.00   895    0.80%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20% 115,124  6.73 to  6.09   765    0.94%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%  83,000 11.24 to 11.10   925    0.00%       9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  58,290  9.60 to  8.29   545    0.81%     (2.95)% to  (3.69)%
   2010.............................. 1.45% to 2.20%  59,378  9.89 to  8.60   575    1.32%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%  42,682  8.40 to  7.36   352    1.58%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%  48,767  6.28 to  5.55   302    1.67%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%  72,610 10.42 to 10.29   750    0.07%       1.37% to    0.59%
 JPMorgan Insurance Trust Mid Cap
   Growth Portfolio -- Class 1
   2011.............................. 1.45% to 2.20%  51,330 10.33 to  9.31   516    0.00%     (7.51)% to  (8.21)%
   2010.............................. 1.45% to 2.20%  50,225 11.17 to 10.14   549    0.00%      23.81% to   22.87%
   2009.............................. 1.45% to 2.20%  39,582  9.02 to  8.26   351    0.00%      40.97% to   39.89%
   2008.............................. 1.45% to 2.20%  48,142  6.40 to  5.90   304    0.43%    (44.60)% to (45.03)%
   2007.............................. 1.45% to 1.45%   1,350 11.56 to 11.56    16    2.58%      15.53% to   15.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2011.......................... 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010.......................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009.......................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2011.......................... 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010.......................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009.......................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2011.......................... 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009.......................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008.......................... 1.45% to 2.20%     99,638  7.70 to  6.49     757   6.44%    (35.75)% to (36.24)%
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83     743   0.06%       8.84% to    8.01%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.59%       0.47% to    0.02%
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009.......................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008.......................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
   2007.......................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974   2.41%       9.26% to    8.76%
 Balanced Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.31%     (0.11)% to  (1.22)%
   2010.......................... 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009.......................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008.......................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%
   2007.......................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282   2.29%       8.68% to    4.51%
 Enterprise Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009.......................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008.......................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
   2007.......................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144   0.21%      20.63% to   20.08%
 Enterprise Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010.......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009.......................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008.......................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
   2007.......................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578   0.06%      19.91% to   19.66%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   6.17%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362   4.51%       6.23% to    5.32%
 Forty Portfolio -- Institutional
   Shares
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659   0.34%      35.96% to   34.79%
 Forty Portfolio -- Service
   Shares
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923   0.19%      34.64% to   40.38%
 Global Technology Portfolio --
   Service Shares
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329   0.33%      20.29% to   19.62%
 Janus Portfolio -- Institutional
   Shares
   2011........................... 1.15% to 1.60%  3,370,388 24.67 to  8.17  49,568   0.58%     (6.39)% to  (6.81)%
   2010........................... 1.15% to 1.60%  4,095,798 26.35 to  8.76  63,582   1.08%      13.20% to   12.69%
   2009........................... 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179   0.54%      34.78% to   34.17%
   2008........................... 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089   0.72%    (40.42)% to (40.68)%
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734   0.69%      13.76% to   13.24%
 Janus Portfolio -- Service
   Shares
   2011........................... 1.50% to 1.70%    633,398  6.23 to  6.08   4,115   0.44%     (6.95)% to  (7.14)%
   2010........................... 1.50% to 1.70%    771,277  6.69 to  6.55   5,366   0.36%      12.55% to   12.32%
   2009........................... 1.50% to 1.70%    975,931  5.95 to  5.83   6,057   0.39%      33.97% to   33.70%
   2008........................... 1.50% to 1.70%  1,178,442  4.44 to  4.36   5,486   0.58%    (40.77)% to (40.89)%
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38  11,793   0.55%      13.07% to   12.84%
 Overseas Portfolio --
   Institutional Shares
   2011........................... 0.75% to 1.60%  2,051,624 12.89 to 19.65  53,699   0.47%    (32.68)% to (33.25)%
   2010........................... 0.75% to 1.60%  2,537,925 19.15 to 29.44  99,035   0.68%      24.37% to   23.31%
   2009........................... 0.75% to 1.60%  2,970,025 15.40 to 23.87  93,941   0.56%      78.21% to   76.69%
   2008........................... 0.75% to 1.60%  3,413,992  8.64 to 13.51  60,693   2.75%    (52.47)% to (52.88)%
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67 170,730   0.61%      27.35% to   26.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                            NET    INVESTMENT
                                   % OF AVERAGE                           ASSETS    INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------- ---------- --------------------
 Overseas Portfolio -- Service
   Shares
   2011.......................... 1.45% to 2.10%   591,517 25.66 to 16.92   7,619   0.38%    (33.32)% to (33.76)%
   2010.......................... 1.45% to 2.10%   820,795 38.48 to 25.54  15,993   0.52%      23.21% to   22.40%
   2009.......................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431   0.40%      76.48% to   75.31%
   2008.......................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958   2.68%    (52.92)% to (53.24)%
   2007.......................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014   0.43%      26.15% to   25.32%
 Worldwide Portfolio --
   Institutional Shares
   2011.......................... 1.15% to 1.60% 2,980,577 27.54 to  8.16  51,192   0.57%    (14.73)% to (15.12)%
   2010.......................... 1.15% to 1.60% 3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009.......................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
   2008.......................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413   1.16%    (45.30)% to (45.55)%
   2007.......................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111   0.72%       8.36% to    7.87%
 Worldwide Portfolio -- Service
   Shares
   2011.......................... 1.50% to 1.70%   891,449  5.28 to  5.16   4,956   0.47%    (15.28)% to (15.45)%
   2010.......................... 1.50% to 1.70% 1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009.......................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
   2008.......................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583   0.98%    (45.64)% to (45.75)%
   2007.......................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873   0.54%       7.71% to    7.49%
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2011.......................... 1.45% to 2.30%   382,148 15.07 to 10.22   5,388   0.00%       0.68% to  (0.18)%
   2010.......................... 1.45% to 2.30%   426,545 14.97 to 10.24   5,856   0.00%      22.91% to   21.85%
   2009.......................... 1.45% to 2.30%   547,645 12.18 to  8.41   6,069   0.00%      32.25% to   31.11%
   2008.......................... 1.45% to 2.30%   686,157  9.21 to  6.41   5,736   0.00%    (41.44)% to (41.95)%
   2007.......................... 1.45% to 2.30%   754,057 15.72 to 11.05  11,018   0.00%     (1.10)% to (91.96)%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2011.......................... 1.15% to 1.60%   557,518  9.27 to  9.07   5,086   3.52%       6.66% to    6.18%
   2010.......................... 1.15% to 1.60%   543,444  8.69 to  8.55   4,661   3.77%      10.97% to   10.47%
   2009.......................... 1.15% to 1.60%   709,576  7.83 to  7.74   5,503   3.20%      21.49% to   20.94%
   2008.......................... 1.15% to 1.60%   825,947  6.45 to  6.40   5,292   2.53%    (35.77)% to (36.06)%
   2007.......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00  10,711   5.13%       0.52% to    0.06%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2011.......................... 1.45% to 2.45%   805,885  9.09 to  8.66   7,131   2.95%       6.15% to    5.08%
   2010.......................... 1.45% to 2.45%   952,213  8.56 to  8.25   7,983   3.72%      10.49% to    9.37%
   2009.......................... 1.45% to 2.45% 1,032,646  7.75 to  7.54   7,872   3.21%      20.85% to   19.63%
   2008.......................... 1.45% to 2.45% 1,058,150  6.41 to  6.30   6,715   2.50%    (35.90)% to (36.55)%
   2007.......................... 1.45% to 2.45% 1,340,388 10.00 to  9.93  13,352   5.01%       0.02% to  (0.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743   1.76%     (7.21)% to  (8.01)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.14%    (36.37)% to (36.65)%
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078   1.15%       2.70% to    2.23%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2011........................... 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   5.25%      20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947   4.38%       0.81% to    0.36%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2011........................... 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662   0.09%       9.41% to    8.46%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2011........................... 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.85%    (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432   0.60%       8.43% to    7.71%
 MFS(R) New Discovery Series --
   Service Class Shares
   2011........................... 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010........................... 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008........................... 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   5.47%    (40.22)% to (40.91)%
   2007........................... 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384   2.38%       1.07% to  (0.11)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Strategic Income Series --
   Service Class Shares
   2011............................. 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................. 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................. 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.45%     6,569 11.81 to 11.81     78   4.25%       1.91% to    1.91%
 MFS(R) Total Return Series --
   Service Class Shares
   2011............................. 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   3.84%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363   2.35%       2.42% to  (3.94)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   7.03%    (38.71)% to (39.18)%
   2007............................. 1.45% to 2.20% 3,407,875 29.31 to 18.26 68,817   3.44%      25.70% to   24.74%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   4.37%    (44.12)% to (44.38)%
   2007............................. 1.15% to 1.60% 1,898,908 45.12 to 14.45 50,976   2.93%       2.59% to    2.12%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   3.81%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55% 4,479,782 12.46 to  9.69 51,835   2.33%       1.98% to  (4.56)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
   2007............................. 1.15% to 1.60% 3,281,755 68.09 to 12.99 98,385   0.24%      12.83% to   12.32%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2011........................ 1.45% to 2.10%    618,224 12.66 to  9.48   7,046   0.11%     (2.80)% to  (3.44)%
   2010........................ 1.45% to 2.10%    748,903 13.02 to  9.82   8,938   0.00%       7.56% to    6.85%
   2009........................ 1.45% to 2.10%    894,281 12.11 to  9.19  10,092   0.01%      42.06% to   41.13%
   2008........................ 1.45% to 2.10%    877,284  8.52 to  6.03   7,287   0.00%    (46.45)% to (46.81)%
   2007........................ 1.45% to 2.10%  1,069,304 15.92 to 11.33  16,850   0.01%      12.20% to   11.46%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2011........................ 1.15% to 1.60%  1,125,367 23.90 to 10.24  17,717   6.03%       7.03% to    6.54%
   2010........................ 1.15% to 1.60%  1,318,800 22.33 to  9.62  19,585   1.89%      10.13% to    9.64%
   2009........................ 1.15% to 1.60%  1,526,681 20.27 to  8.77  20,608   0.00%       8.35% to    7.86%
   2008........................ 1.15% to 1.60%  1,873,787 18.71 to  8.13  23,110   4.96%    (39.75)% to (40.02)%
   2007........................ 1.15% to 1.60%  2,549,165 31.06 to 13.56  51,724   5.32%       3.18% to    2.72%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.35%    (41.20)% to (41.86)%
   2007........................ 1.45% to 2.20%  7,632,946 22.52 to 14.20 120,950   1.58%       4.53% to    3.73%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2011........................ 1.15% to 1.60%    961,554 12.09 to  3.49   6,451   9.32%     (3.46)% to  (3.89)%
   2010........................ 1.15% to 1.60%  1,058,070 12.52 to  3.63   7,581   6.44%      13.49% to   12.98%
   2009........................ 1.15% to 1.60%  1,255,407 11.03 to  3.22   7,952   0.00%      23.88% to   23.32%
   2008........................ 1.15% to 1.60%  1,398,189  8.90 to  2.61   7,385   8.01%    (78.92)% to (79.01)%
   2007........................ 1.15% to 1.60%  1,695,927 42.24 to 12.43  43,383   7.55%     (1.26)% to  (1.71)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   1.64%    (39.52)% to (40.19)%
   2007........................ 1.45% to 2.45%  4,861,869 15.74 to 10.83  55,700   0.93%       2.63% to    1.59%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%    (3.80)% to   (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.83%    (38.90)% to (39.59)%
   2007........................ 1.45% to 2.55%  4,088,672  19.12 to 9.00  62,618   0.28%     (2.83)% to (14.53)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                  EXPENSE AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA --
   Non-Service Shares
   2011......................... 1.15% to 1.60% 1,083,970 45.44 to  9.40  26,518    0.00%    (0.06)% to  (0.52)%
   2010......................... 1.15% to 1.60% 1,116,144 45.47 to  9.45  29,147    0.00%     26.00% to   25.43%
   2009......................... 1.15% to 1.60% 1,303,483 36.09 to  7.53  26,548    0.00%     31.08% to   30.49%
   2008......................... 1.15% to 1.60% 1,528,898 27.53 to  5.77  23,783    0.00%   (49.66)% to (49.88)%
   2007......................... 1.15% to 1.60% 1,981,504 54.68 to 11.52  59,934    0.00%      5.10% to    4.63%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2011......................... 1.45% to 1.95%   222,566 13.40 to  9.73   2,955    0.00%    (0.62)% to  (1.13)%
   2010......................... 1.45% to 1.95%   225,234 13.48 to  9.84   3,002    0.00%     25.32% to   24.68%
   2009......................... 1.45% to 1.95%   215,778 10.76 to  7.89   2,296    0.00%     30.34% to   29.68%
   2008......................... 1.45% to 1.95%   246,430  8.25 to  6.09   2,009    0.00%   (49.95)% to (50.20)%
   2007......................... 1.45% to 1.95%   315,293 16.49 to 12.22   5,144    0.00%      4.49% to    3.96%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2011......................... 1.45% to 2.45% 1,500,409 12.69 to 11.61  18,768    7.38%      0.45% to  (0.57)%
   2010......................... 1.45% to 2.20% 1,941,939 12.64 to 12.10  24,305    7.74%     11.37% to   10.52%
   2009......................... 1.45% to 2.20%   965,004 11.35 to 10.95  10,837    6.83%     19.67% to   18.76%
   2008......................... 1.45% to 2.20% 1,019,981  9.48 to  9.22   9,607    5.41%   (17.13)% to (17.76)%
   2007......................... 1.45% to 2.20% 1,328,551 11.44 to 11.22  15,149    7.38%      6.61% to    5.79%
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2011......................... 1.50% to 1.70%   267,219 16.09 to 15.72   4,250    2.12%      5.16% to    4.95%
   2010......................... 1.50% to 1.70%   329,160 15.30 to 14.98   4,985    4.08%      6.86% to    6.65%
   2009......................... 1.50% to 1.70%   377,728 14.32 to 14.04   5,351   13.37%     13.86% to   13.63%
   2008......................... 1.50% to 1.70%   442,196 12.57 to 12.36   5,501    3.05%    (3.86)% to  (4.05)%
   2007......................... 1.50% to 1.70%   644,226 13.08 to 12.88   8,347    3.36%      2.06% to    1.85%
 High Yield Portfolio --
   Administrative Class Shares
   2011......................... 1.45% to 2.55% 6,538,056 15.80 to 11.25  95,330    6.96%      1.85% to    0.71%
   2010......................... 1.45% to 2.55% 7,853,172 15.51 to 11.18 113,843    7.26%     12.81% to   11.55%
   2009......................... 1.45% to 2.55% 8,517,858 13.75 to 10.02 113,504    8.70%     38.23% to   36.69%
   2008......................... 1.45% to 2.55% 7,997,415  9.95 to  7.33  77,572    7.68%   (24.62)% to (25.46)%
   2007......................... 1.45% to 2.45% 6,148,888 13.19 to 10.57  85,408    6.97%      1.99% to    0.95%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2011......................... 1.45% to 2.55% 1,942,373 17.91 to 15.27  41,059    2.78%     25.99% to   24.59%
   2010......................... 1.45% to 2.55% 2,490,396 14.21 to 12.26  41,299    5.57%      9.99% to    8.76%
   2009......................... 1.45% to 2.55% 5,493,956 12.92 to 11.27  75,552    7.32%    (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55% 5,739,941 13.71 to 12.10  88,048    4.25%     15.60% to   14.31%
   2007......................... 1.45% to 2.55% 6,083,533 11.86 to 10.58  81,485    4.53%      8.15% to    8.82%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2011.......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010.......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.96%       3.76% to    2.60%
   2009.......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   6.57%      11.68% to   10.43%
   2008.......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.51%     (1.86)% to  (2.96)%
   2007.......................... 1.45% to 2.55% 17,920,878 10.83 to 10.39 191,569   4.23%       5.80% to    5.82%
 Total Return Portfolio --
   Administrative Class Shares
   2011.......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010.......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   5.16%       6.86% to    5.35%
   2009.......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   6.79%      12.73% to   11.13%
   2008.......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   5.57%       3.59% to    2.12%
   2007.......................... 1.15% to 2.55% 23,041,682 11.72 to 10.51 299,527   4.79%       7.48% to    7.72%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2011.......................... 1.45% to 1.95%    885,389 16.78 to 13.50   5,139   0.00%       0.69% to    0.18%
   2010.......................... 1.45% to 2.10%    830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%
   2009.......................... 1.45% to 2.10%  1,209,561 14.27 to 10.50   6,737   0.00%      49.80% to   48.81%
   2008.......................... 1.45% to 2.20%  1,299,162  9.52 to  7.71   4,760   0.15%    (42.76)% to (43.19)%
   2007.......................... 1.45% to 2.20%  1,610,228 16.64 to 13.57   9,434   0.07%      16.11% to   15.22%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,429,489 20.59 to  8.92  32,583   1.01%     (1.49)% to  (1.94)%
   2010.......................... 1.15% to 1.60%  2,853,332 20.90 to  9.09  38,885   0.75%      12.08% to   11.58%
   2009.......................... 1.15% to 1.60%  3,296,237 18.65 to  8.15  40,195   0.66%      45.88% to   45.22%
   2008.......................... 1.15% to 1.60%  3,822,849 12.78 to  5.61  32,079   0.23%    (46.78)% to (47.02)%
   2007.......................... 1.15% to 1.60%  4,954,536 24.02 to 10.59  77,447   0.35%      18.56% to   18.02%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2011.......................... 1.15% to 1.60%  2,224,487 14.60 to 11.00  28,548   0.00%     (4.29)% to  (4.73)%
   2010.......................... 1.15% to 1.60%  2,612,290 15.25 to 11.55  35,106   0.00%      23.85% to   23.30%
   2009.......................... 1.15% to 1.60%  2,946,423 12.31 to  9.37  32,091   0.00%      43.83% to   43.18%
   2008.......................... 1.15% to 1.60%  3,365,920  8.56 to  6.54  25,618   0.00%    (47.22)% to (47.46)%
   2007.......................... 1.15% to 1.60%  4,556,709 16.22 to 12.45  65,664   0.00%      15.89% to   15.36%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2011.......................... 1.45% to 2.55%    539,471 18.79 to  9.03   9,289   0.00%     (5.89)% to  (6.94)%
   2010.......................... 1.45% to 2.55%    749,996 19.96 to  9.70  13,901   0.00%       5.81% to    4.63%
   2009.......................... 1.45% to 2.55%  1,090,971 18.87 to  9.28  19,200   0.00%      55.12% to   53.39%
   2008.......................... 1.45% to 2.55%    883,787 12.16 to  6.05   9,979   6.95%    (40.28)% to (40.95)%
   2007.......................... 1.45% to 2.55%  2,841,578 20.37 to 10.24  43,190   9.12%       8.51% to    3.60%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2011

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Jennison Portfolio -- Class II
   Shares
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808    0.00%    (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678    0.02%      9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904    0.28%     40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331    0.07%   (38.46)% to (38.99)%
   2007............................ 1.45% to 2.30%   252,437 16.11 to 11.61  3,470    0.00%      9.93% to    8.98%
 Natural Resources Portfolio --
   Class II Shares
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701    0.00%   (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145    0.08%     25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   13.00%     73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   14.74%   (53.87)% to (54.38)%
   2007............................ 1.45% to 2.55% 1,779,458 25.95 to 12.90 42,907   23.96%     45.54% to   46.22%
 SP International Growth Portfolio
   -- Class II Shares
   2011............................ 1.55% to 1.55%     1,395  8.57 to  8.57     12    0.45%   (16.63)% to (16.63)%
   2010............................ 1.55% to 1.55%     1,472 10.28 to 10.28     15    1.18%     12.05% to   12.05%
   2009............................ 1.55% to 1.55%     1,554  9.17 to  9.17     14    0.67%     34.33% to   34.33%
   2008............................ 1.55% to 1.55%     8,967  6.83 to  6.83     61   22.39%   (51.25)% to (51.25)%
   2007............................ 1.55% to 1.55%    11,452 14.01 to 14.01    160   12.30%     17.27% to   17.27%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2011............................ 1.55% to 1.55%     1,657 14.37 to 14.37     24    1.08%      0.20% to    0.20%
   2010............................ 1.55% to 1.55%     1,809 14.34 to 14.34     26    0.23%     18.10% to   18.10%
   2009............................ 1.55% to 1.55%     1,719 12.14 to 12.14     21    0.22%     38.99% to   38.99%
   2008............................ 1.55% to 1.55%     1,855  8.74 to  8.74     16   16.98%   (37.23)% to (37.23)%
   2007............................ 1.55% to 1.55%     1,610 13.92 to 13.92     22   10.07%     14.53% to   14.53%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2011............................ 1.45% to 1.95%   414,789 11.74 to 11.65  4,860    0.00%    (6.91)% to  (7.38)%
   2010(4)......................... 1.45% to 1.95%   214,337 12.61 to 12.58  2,701    0.00%     64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are generally annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009............. F-2
   Consolidated Balance Sheets as of December 31, 2011 and 2010....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2011,
     2010 and 2009.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed their method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP
Richmond, Virginia
March 26, 2012

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2011      2010      2009
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  837.8  $  911.7  $  982.4
Net investment income.......................................................    725.6     717.6     644.7
Net investment gains (losses)...............................................   (182.0)   (111.7)   (315.9)
Policy fees and other income................................................    756.1     570.9     599.2
                                                                             --------  --------  --------
   Total revenues...........................................................  2,137.5   2,088.5   1,910.4
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,183.8   1,157.1   1,032.7
Interest credited...........................................................    299.7     303.4     339.7
Acquisition and operating expenses, net of deferrals........................    246.2     263.9     247.0
Amortization of deferred acquisition costs and intangibles..................    206.2     217.1     241.0
Interest expense............................................................    111.7     108.9      91.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,047.6   2,050.4   1,952.1
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     89.9      38.1     (41.7)
Provision (benefit) for income taxes........................................     15.4     (36.0)    (36.0)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.5      74.1      (5.7)
Equity in net income (loss) of unconsolidated subsidiary....................     (5.2)     20.0       4.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $   69.3  $   94.1  $   (1.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (43.5) $  (57.1) $ (592.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (6.0)    (29.5)    226.6
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.5)    (86.6)   (365.5)
Other investments gains (losses)............................................   (132.5)    (25.1)     49.6
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (182.0) $ (111.7) $ (315.9)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2011       2010
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,843.4  $13,622.9
       Equity securities available-for-sale, at fair value.................................      59.1       70.8
       Commercial mortgage loans...........................................................   1,836.5    2,109.3
       Restricted commercial mortgage loans related to securitization entity...............      86.1      111.8
       Policy loans........................................................................     518.2      519.6
       Other invested assets ($1.4 and $1.6 restricted)....................................   1,296.1    1,167.4
                                                                                            ---------  ---------
              Total investments............................................................  17,639.4   17,601.8
   Cash and cash equivalents...............................................................     830.4      488.7
   Accrued investment income...............................................................     136.1      161.9
   Deferred acquisition costs..............................................................   3,347.0    3,226.2
   Intangible assets.......................................................................     225.6      369.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   7,877.3    8,016.6
   Other assets............................................................................     454.7      406.1
   Separate account assets.................................................................   9,231.7   10,659.2
                                                                                            ---------  ---------
              Total assets................................................................. $40,193.1  $41,380.9
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,756.0  $ 9,821.4
       Policyholder account balances.......................................................  10,367.0   10,552.8
       Liability for policy and contract claims............................................     312.7      310.3
       Unearned premiums...................................................................      12.3       15.7
       Other liabilities...................................................................     495.7      763.3
       Non-recourse funding obligations....................................................   3,531.0    3,537.0
       Deferred income tax liability.......................................................   1,142.2      779.8
       Separate account liabilities........................................................   9,231.7   10,659.2
       Borrowings related to securitization entity, at fair value..........................      88.0      114.3
                                                                                            ---------  ---------
              Total liabilities............................................................  34,936.6   36,553.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,719.9    4,702.3
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     261.0      (68.0)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (80.6)     (73.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     180.4     (141.6)
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      51.8       16.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     232.2     (124.8)
       Retained earnings...................................................................     278.8      224.0
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   5,256.5    4,827.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $40,193.1  $41,380.9
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2008.................... $25.6   $4,686.7    $(1,603.6)  $ 108.3    $3,217.0
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5         0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)       (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --     1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --        17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --       (33.7)
                                                                                                --------
Total comprehensive income (loss)...................                                             1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)      (16.0)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5     4,327.7
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --           --      94.1        94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --       376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --        56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               531.6
Other transactions with former parent...............    --       14.0           --     (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)       (2.9)
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3       (124.8)    224.0     4,827.1
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --           --      69.3        69.3
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        329.0        --       329.0
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         (7.0)       --        (7.0)
   Derivatives qualifying as hedges.................    --         --         35.0        --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               426.3
Other transactions with stockholder.................    --       17.6           --     (14.5)        3.1
                                                     -----   --------    ---------   -------    --------
Balances as of December 31, 2011.................... $25.6   $4,719.9    $   232.2   $ 278.8    $5,256.5
                                                     =====   ========    =========   =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    69.3  $    94.1  $    (1.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................       9.8       (4.6)      60.0
       Equity in net (income) loss of unconsolidated subsidiary............       5.2      (20.0)      (4.4)
       Net investment losses (gains).......................................     182.0      111.7      315.9
       Charges assessed to policyholders...................................    (617.0)    (433.7)    (394.2)
       Acquisition costs deferred..........................................    (345.3)    (270.2)    (185.6)
       Amortization of deferred acquisition costs and intangibles..........     206.2      217.1      241.0
       Deferred income taxes...............................................     214.0      (32.5)    (289.7)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................      29.9      (64.7)    (149.8)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     106.2       15.8       43.0
       Insurance reserves..................................................     620.3      516.2      699.6
       Other liabilities and other policy-related balances.................    (162.0)     163.9       58.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     318.6      293.1      393.4
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,683.5    1,521.5    1,605.4
       Commercial mortgage loans...........................................     352.3      208.6      247.2
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      26.0       19.6         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,223.7      835.0    1,586.6
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,543.4)  (4,148.3)  (2,336.2)
       Commercial mortgage loans...........................................     (66.8)     (15.0)        --
   Other invested assets, net..............................................     (20.5)   1,247.4     (253.2)
   Policy loans, net.......................................................       1.4       (3.9)      (9.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................     656.2     (335.1)     839.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,374.2    1,664.7    1,421.8
   Withdrawals from universal life and investment contracts................  (1,941.5)  (2,480.9)  (3,448.7)
   Proceeds from short-term borrowings and other, net......................     (33.5)      92.6      (34.7)
   Redemption of non-recourse funding obligations..........................      (6.0)      (6.0)     (12.0)
   Repayment of borrowings related to securitization entities..............     (26.3)     (19.5)        --
   Capital contribution to unconsolidated subsidiary.......................        --         --       (0.1)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (633.1)    (749.1)  (2,073.7)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................     341.7     (791.1)    (840.4)
Cash and cash equivalents at beginning of period...........................     488.7    1,279.8    2,120.2
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   830.4  $   488.7  $ 1,279.8
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff. Prior year amounts have been re-presented to conform to our reorganized operating segments.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and surrender fee income. For universal and term universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2011 and 2010, the fair value of securities loaned under our securities lending program was $39.6 million and $114.9 million, respectively. As of December 31, 2011 and 2010, the fair value of collateral held under our securities lending program was $41.3 million and $119.2 million, respectively, and the offsetting obligation to return collateral of $41.3 million and $119.1 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2011 and 2010.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2011, 2010 and 2009, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Through 2010, we issued level premium term life insurance products whose premiums are contractually determined to be level through a period of time and then increase thereafter. Effective January 1, 2012, we intend to change our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models did not impact the reserving for our level premium term life insurance products.

   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our current accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting will floor the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We will implement this accounting change retrospectively, which will reduce retained earnings and stockholder's equity by approximately $99.3 million as of January 1, 2012, and will reduce net income (loss) by approximately $8.0 million, $3.7 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Goodwill for Impairment

   In September 2011, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the FASB. This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Accounting Pronouncements Not Yet Adopted

   In June 2011, the FASB issued new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

comprehensive income (loss) or in two separate but consecutive statements. This new accounting guidance is effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In May 2011, the FASB issued new accounting guidance for fair value measurements. This new accounting guidance clarifies existing fair value measurement requirements and changes certain fair value measurement principles and disclosure requirements that will be effective for us on January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial results.

   In April 2011, the FASB issued new accounting guidance for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The new guidance removes the requirement to consider a transferor's ability to fulfill its contractual rights from the criteria when determining effective control and is effective, for us, prospectively to any transactions occurring on or after January 1, 2012. We do not expect the adoption of this accounting guidance to have a material impact on our consolidated financial statements.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new guidance will be effective for us on January 1, 2012. We will adopt this new guidance retrospectively, which will reduce retained earnings and stockholder's equity by $485.7 million as of January 1, 2012, and will reduce net income by $12.4 million and $17.0 million for the years ended December 31, 2011 and 2010, respectively and reduce the net loss by $15.9 million for the year ended December 31, 2009. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2011    2010    2009
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $571.2  $557.5  $567.0
Commercial mortgage loans..................................................  111.5   120.7   136.7
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.4    10.1      --
Equity securities..........................................................    1.4     3.9     1.8
Other invested assets......................................................   19.0    11.4   (77.8)
Policy loans...............................................................   32.6    32.2    31.8
Cash, cash equivalents and short-term investments..........................    0.9     2.7     8.8
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  747.0   738.5   668.3
Expenses and fees..........................................................  (21.4)  (20.9)  (23.6)
                                                                            ------  ------  ------
   Net investment income................................................... $725.6  $717.6  $644.7
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
Available-for-sale securities:
   Realized gains................................................. $  31.6  $  16.5  $  28.5
   Realized losses................................................   (47.7)   (40.6)   (70.1)
                                                                   -------  -------  -------
   Net realized gains (losses) on available-for-sale securities...   (16.1)   (24.1)   (41.6)
                                                                   -------  -------  -------
Impairments:
   Total other-than-temporary impairments.........................   (43.5)   (57.1)  (592.1)
   Portion of other-than-temporary impairments included in other
     comprehensive income (loss)..................................    (6.0)   (29.5)   226.6
                                                                   -------  -------  -------
   Net other-than-temporary impairments...........................   (49.5)   (86.6)  (365.5)
                                                                   -------  -------  -------
Derivative instruments/(1)/.......................................  (148.1)    18.2    112.1
Commercial mortgage loans.........................................     2.9    (17.1)   (10.3)
Trading securities................................................    28.6     (2.0)    (1.5)
Net gains related to securitization entity/(2)/...................     0.2      0.1       --
Other.............................................................      --     (0.2)    (9.1)
                                                                   -------  -------  -------
   Net investment gains (losses).................................. $(182.0) $(111.7) $(315.9)
                                                                   =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2011, 2010 and 2009 was $607.1 million, $404.2 million and $483.0 million, respectively, which was approximately 93.7%, 92.0% and 87.9%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011     2010     2009
---------------------                                                   ------  -------  -------
Beginning balance...................................................... $327.0  $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary
  impairments..........................................................     --       --    456.2
Adoption of new accounting guidance related to securitization entities.     --     (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized..........   12.4     26.7     48.7
   Increases related to other-than-temporary impairments previously
     recognized........................................................   34.8     53.7     86.1
Reductions:
   Securities sold, paid down or disposed..............................  (72.9)  (124.5)  (213.8)
   Securities where there is intent to sell............................     --       --     (3.9)
                                                                        ------  -------  -------
Ending balance......................................................... $301.3  $ 327.0  $ 373.3
                                                                        ======  =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2011     2010      2009
---------------------                                    -------  -------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 503.5  $(163.6) $(1,080.2)
   Equity securities....................................    (0.9)    (0.6)      10.8
   Restricted other invested assets.....................      --       --       (1.7)
   Investment in unconsolidated subsidiary..............    79.0     18.8      (28.5)
   Other invested assets................................      --       --       (0.1)
                                                         -------  -------  ---------
       Subtotal.........................................   581.6   (145.4)  (1,099.7)
Adjustments to DAC, PVFP and benefit reserves...........  (345.8)   (84.8)      63.5
Income taxes, net.......................................   (55.4)    88.6      359.7
                                                         -------  -------  ---------
Net unrealized investment gains (losses)................ $ 180.4  $(141.6) $  (676.5)
                                                         =======  =======  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2011     2010      2009
---------------------                                                           -------  -------  ---------
Beginning balance.............................................................. $(141.6) $(676.5) $(1,649.7)
Cumulative effect of changes in accounting.....................................      --    101.8     (188.4)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   661.4    698.7    1,567.5
   Adjustment to DAC...........................................................   (92.2)   (58.1)    (131.8)
   Adjustment to PVFP..........................................................   (81.7)   (72.2)    (125.6)
   Adjustment to benefit reserves..............................................   (87.1)   (18.0)        --
   Provision for income taxes..................................................  (121.0)  (189.3)    (420.5)
                                                                                -------  -------  ---------
       Change in unrealized gains (losses) on investment securities............   279.4    361.1      889.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(23.0), $(38.7) and $(146.5)                                                    42.6     72.0      272.0
                                                                                -------  -------  ---------
Ending balance................................................................. $ 180.4  $(141.6) $  (676.5)
                                                                                =======  =======  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. corporate............... $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)      153
   Corporate--non-U.S...........    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)       67
   Residential mortgage-
     backed.....................    128.4     (2.9)      28        397.5   (226.7)      214        525.9   (229.6)      242
   Commercial mortgage-
     backed.....................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)      129
   Other asset-backed...........    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)       37
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Subtotal, fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
Equity securities...............       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
  securities:
   (less than)20% Below cost.... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)      390
   20%-50% Below cost...........     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)      171
   (greater than)50% Below cost.      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)       67
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total fixed maturity
     securities.................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)      628
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
% Below cost--equity
  securities:
   (less than)20% Below cost....       --       --       --          0.6     (0.1)        3          0.6     (0.1)        3
   20%-50% Below cost...........       --       --       --          4.0     (2.6)        1          4.0     (2.6)        1
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
   Total equity securities......       --       --       --          4.6     (2.7)        4          4.6     (2.7)        4
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===
Investment grade................ $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)      363
Below investmentgrade/(3)/......    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)      269
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
  unrealized loss position...... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)      632
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to credit spreads that have widened since acquisition for corporate securities across various industry sectors, including finance and insurance as well as utilities and energy. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3.6% as of December 31, 2011.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $97.9 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB" and approximately 62.3% of the unrealized losses were related to investment grade securities as of December 31, 2011. These unrealized losses were attributable to the widening of credit spreads for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 7.9% as of December 31, 2011. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

                                                                 INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate................ $ 35.4   $(15.0)      2.9%        5     $ --    $   --      -- %        --
   Corporate--non-U.S............   67.6    (34.7)      6.7         9       --        --       --         --
   Structured securities:
       Residential mortgage-
         backed..................   35.6    (12.2)      2.4        19      6.1     (14.7)     2.9          6
       Commercial mortgage-
         backed..................   19.5     (7.9)      1.5         8      0.1      (0.2)      --          2
       Other asset-backed........    3.7     (1.4)      0.3         1       --        --       --         --
                                  ------   ------      ----        --     ----    ------      ---         --
       Total structured
         securities..............   58.8    (21.5)      4.2        28      6.2     (14.9)     2.9          8
                                  ------   ------      ----        --     ----    ------      ---         --
Total............................ $161.8   $(71.2)     13.8%       42     $6.2    $(14.9)     2.9%         8
                                  ======   ======      ====        ==     ====    ======      ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                              BELOW INVESTMENT GRADE
                                  ------------------------------------------------------------------------------
                                                20% TO 50%                           GREATER THAN 50%
                                  --------------------------------------- --------------------------------------
                                                    % OF TOTAL                             % OF TOTAL
                                           GROSS      GROSS                       GROSS      GROSS
                                  FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------      ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential mortgage-
         backed.................. $196.3  $(119.6)     23.3%       91     $27.0  $ (64.9)     12.6%       37
       Commercial mortgage-
         backed..................   41.9    (19.9)      3.9        26      21.7    (36.4)      7.1        14
       Other asset-backed........   48.6    (34.7)      6.7         4       1.2     (1.8)      0.3         1
                                  ------  -------      ----       ---     -----  -------      ----        --
       Total structured
         securities..............  286.8   (174.2)     33.9       121      49.9   (103.1)     20.0        52
                                  ------  -------      ----       ---     -----  -------      ----        --
Total............................ $286.8  $(174.2)     33.9%      121     $49.9  $(103.1)     20.0%       52
                                  ======  =======      ====       ===     =====  =======      ====        ==

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See below for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

                                                             INVESTMENT GRADE
                              ------------------------------------------------------------------------------
                                            20% TO 50%                           GREATER THAN 50%
                              --------------------------------------- --------------------------------------
                                                % OF TOTAL                             % OF TOTAL
                                       GROSS      GROSS                       GROSS      GROSS
                              FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $ 99.2   $(48.5)     9.4%        13      $--     $--        -- %        --
   Technology and
     communications..........    3.8     (1.2)     0.2          1       --      --         --         --
                              ------   ------      ---         --      ---     ---        ---         --
   Total..................... $103.0   $(49.7)     9.6%        14      $--     $--         --%        --
                              ======   ======      ===         ==      ===     ===        ===         ==

   Of the total unrealized losses of $49.7 million for corporate fixed maturity securities presented in the preceding table, $48.5 million, or 97.6%, of the unrealized losses related to issuers in the finance and insurance sector that were 32.8% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2011. Of the $48.5 million of unrealized losses related to the finance and insurance industry, $35.1 million related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $313.7 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $120.4 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities is due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2011.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises......... $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)
    Government--non-U.S............      5.9     (0.4)       2           --       --        --          5.9     (0.4)
    U.S. corporate.................  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)
    Corporate--non-U.S.............    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)
    Residential mortgage-
     backed........................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)
    Commercial mortgage-
     backed........................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)
    Other asset-backed.............    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
Equity securities                        6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,926.1   $(38.2)     330     $1,859.5  $(158.7)      300     $3,785.6  $(196.9)
    20%-50% Below cost.............      1.2     (0.4)       3        546.4   (270.3)      168        547.6   (270.7)
    (greater than)50% Below cost...      0.1     (0.3)       3         53.4   (116.2)       74         53.5   (116.5)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost......      2.2     (0.1)       1           --       --        --          2.2     (0.1)
    20%-50% Below cost.............      4.7     (1.8)       1          0.6     (0.2)        5          5.3     (2.0)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,867.5   $(38.6)     320     $1,619.9  $(227.4)      303     $3,487.4  $(266.0)
Below investment grade/(3)/........     66.8     (2.2)      18        840.0   (318.0)      244        906.8   (320.2)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
    U.S. government, agencies
     and government-
     sponsored enterprises.........     21
    Government--non-U.S............      2
    U.S. corporate.................    306
    Corporate--non-U.S.............     78
    Residential mortgage-
     backed........................    260
    Commercial mortgage-
     backed........................    155
    Other asset-backed.............     56
                                       ---
    Subtotal, fixed maturity
     securities....................    878
Equity securities                        7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    630
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     77
                                       ---
    Total fixed maturity
     securities....................    878
                                       ---
% Below cost--equity securities:
    (less than)20% Below cost......      1
    20%-50% Below cost.............      6
                                       ---
    Total equity securities........      7
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===
Investment grade...................    623
Below investment grade/(3)/........    262
                                       ---
Total for securities in an
 unrealized loss position..........    885
                                       ===

--------
/(1)/Amounts included $124.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $124.6 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $116.1 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $ 1,181.9    $ 1,188.1
       Due after one year through five years..     2,125.9      2,148.8
       Due after five years through ten years.     1,798.6      1,953.1
       Due after ten years....................     3,993.2      4,526.9
                                                 ---------    ---------
              Subtotal........................     9,099.6      9,816.9
       Residential mortgage-backed............     1,929.8      1,847.3
       Commercial mortgage-backed.............       859.8        771.5
       Other asset-backed.....................     1,450.7      1,407.7
                                                 ---------    ---------
              Total...........................   $13,339.9    $13,843.4
                                                 =========    =========

   As of December 31, 2011, $992.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2011, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 23.2%, 21.4% and 11.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2011, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2011 and 2010, $8.2 million and $8.3 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Industrial...........................................    $  566.1       30.6%      $  579.7       27.3%
Office...............................................       553.8       29.9          623.6       29.3
Retail...............................................       453.5       24.5          514.1       24.2
Apartments...........................................       146.4        7.9          194.4        9.1
Mixed use/other......................................       131.0        7.1          214.5       10.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

                                                                2011                      2010
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  620.8       33.5%      $  571.0       26.8%
Pacific..............................................       456.3       24.7          594.9       28.0
Middle Atlantic......................................       196.2       10.6          260.3       12.2
East North Central...................................       177.5        9.6          203.1        9.6
Mountain.............................................       106.4        5.7          119.5        5.6
West North Central...................................       103.3        5.6          110.1        5.2
West South Central...................................        71.2        3.8           72.3        3.4
East South Central...................................        64.1        3.5           82.4        3.9
New England..........................................        55.0        3.0          112.7        5.3
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,850.8      100.0%       2,126.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.1                       1.5
   Allowance for losses..............................       (15.4)                    (18.5)
                                                         --------                  --------
   Total.............................................    $1,836.5                  $2,109.3
                                                         ========                  ========

   As of December 31, 2011 and 2010, our total mortgage holdings secured by real estate in California was $293.3 million and $422.7 million, respectively, which was 16.0% and 19.9%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $1.2         $--            $--          $1.2    $  564.9  $  566.1
   Office......................      3.8          --             --           3.8       550.0     553.8
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

                                                                  2010
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Industrial..................     $--          $--           $ --          $ --    $  579.7  $  579.7
   Office......................      --           --            3.5           3.5       620.1     623.6
   Retail......................      --           --             --            --       514.1     514.1
   Apartments..................      --           --             --            --       194.4     194.4
   Mixed use/other.............      --           --             --            --       214.5     214.5
                                    ---          ---           ----          ----    --------  --------
   Total recorded investment...     $--          $--           $3.5          $3.5    $2,122.8  $2,126.3
                                    ===          ===           ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%          --%           0.2%          0.2%       99.8%    100.0%
                                    ===          ===           ====          ====    ========  ========

   As of December 31, 2011 and 2010, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. As of December 31, 2011, we had no loans that were on nonaccrual status. As of December 31, 2010, we had $3.5 million of loans that were on nonaccrual status related to the office property type.

   As of and for the years ended December 31, 2011 and 2010, we modified or extended 18 and 10 commercial mortgage loans, respectively, with a total carrying value of $140.9 million and $176.1 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                                 2011      2010
---------------------                                               --------  --------
Allowance for credit losses:
   Beginning balance............................................... $   18.5  $   15.0
   Charge-offs/(1)/................................................       --     (14.6)
   Recoveries......................................................       --        --
                                                                    --------  --------
   Provision.......................................................     (3.1)     18.1
                                                                    ========  ========
   Ending balance.................................................. $   15.4  $   18.5
                                                                    ========  ========
   Ending allowance for individually impaired loans................ $     --  $     --
                                                                    ========  ========
   Ending allowance for loans not individually impaired that were
     evaluated collectively for impairment......................... $   15.4  $   18.5
                                                                    ========  ========

Recorded investment:
   Ending balance.................................................. $1,850.8  $2,126.3
                                                                    ========  ========
   Ending balance of individually impaired loans................... $     --  $    4.2
                                                                    ========  ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment......................... $1,850.8  $2,122.1
                                                                    ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   The following table presents the activity in the allowance for losses as of or for the year ended December 31:

                          (AMOUNTS IN MILLIONS)  2009
                          ---------------------  -----
                           Beginning balance.... $ 7.4
                           Provision............   7.6
                                                 -----
                           Ending balance....... $15.0
                                                 =====

   As of December 31, 2011, we had no commercial mortgage loans that were individually impaired. The following table sets forth our individually impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Industrial........    $1.1      $1.2       $0.1        $--       $1.1       $--
    Office............     3.1       4.6        1.5         --       $1.5        --
    Retail............      --        --         --         --       $ --        --
    Apartments........      --        --         --         --       $ --        --
   Mixed use/other....      --        --         --         --       $ --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $160.0   $134.0    $170.4     $ 98.0       $ 3.7      $  566.1
   Office.....................   197.9     91.9     186.2       67.6        10.2         553.8
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total......................  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                            2010
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Industrial.................  $180.1   $152.7    $131.7     $ 90.0       $25.2      $  579.7
   Office.....................   134.1    116.9     171.4      147.2        54.0         623.6
   Retail.....................   135.8     78.6     172.9      121.2         5.6         514.1
   Apartments.................    39.2     22.0      65.3       67.9          --         194.4
   Mixed use/other............    12.6      7.9       6.7      177.8         9.5         214.5
                                ------   ------    ------     ------       -----      --------
   Total......................  $501.8   $378.1    $548.0     $604.1       $94.3      $2,126.3
                                ======   ======    ======     ======       =====      ========
% of total....................    23.6%    17.8%     25.8%      28.4%        4.4%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.17     1.90      1.45       3.62        1.06          2.30
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $0.7 million of impaired loans and $93.6 million of loans in good standing, with a total weighted-average loan-to-value of 114.2%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2011
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 87.0       $ 87.3      $ 90.0      $203.5         $ 98.3       $  566.1
   Office......................       47.6         42.4       128.3       112.1          148.8          479.2
   Retail......................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments..................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.............         --         12.8        28.1         7.4           16.3           64.6
                                    ------       ------      ------      ------         ------       --------
   Total.......................     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                    ======       ======      ======      ======         ======       ========
% of total.....................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                    ======       ======      ======      ======         ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                    2010
                                ----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- --------
Property type:
   Industrial..................     $ 73.9       $ 72.1      $ 82.7     $234.5         $115.9       $  579.1
   Office......................       38.8         58.5        76.2      162.9          197.8          534.2
   Retail......................       31.4        101.8       140.3      113.1          125.9          512.5
   Apartments..................        2.9         14.6        39.7       60.3           25.8          143.3
   Mixed use/other.............        9.5          9.9         5.9       27.7           11.4           64.4
                                    ------       ------      ------     ------         ------       --------
   Total.......................     $156.5       $256.9      $344.8     $598.5         $476.8       $1,833.5
                                    ======       ======      ======     ======         ======       ========
% of total.....................        8.6%        14.0%       18.8%      32.6%          26.0%         100.0%
                                    ======       ======      ======     ======         ======       ========
Weighted-average loan-to-value.       88.5%        67.0%       66.2%      57.9%          51.9%          61.8%
                                    ======       ======      ======     ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Industrial..................      $--           $--        $  --        $--          $   --       $   --
   Office......................       --            --           --         --            74.6         74.6
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total.......................      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

                                                                   2010
                                --------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 -1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ---------- ----------- ----------------- ------
Property type:
   Industrial..................     $ 0.6          $--        $--        $  --         $   --       $  0.6
   Office......................        --           --         --           --           89.4         89.4
   Retail......................        --           --         --          1.6             --          1.6
   Apartments..................        --           --         --         21.5           29.6         51.1
   Mixed use/other.............        --           --         --           --          150.1        150.1
                                    -----          ---        ---        -----         ------       ------
   Total.......................     $ 0.6          $--        $--        $23.1         $269.1       $292.8
                                    =====          ===        ===        =====         ======       ======
% of total.....................       0.2%          --%        --%         7.9%          91.9%       100.0%
                                    =====          ===        ===        =====         ======       ======
Weighted-average loan-to-value.      31.8%          --%        --%        93.3%          81.4%        82.3%
                                    =====          ===        ===        =====         ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $42.3         49.1%       $ 50.3        44.9%
  Office..................      20.2         23.4          30.1        26.8
  Industrial..............      15.1         17.5          19.4        17.3
  Apartments..............       5.6          6.5           6.4         5.7
  Mixed use/other.........       3.0          3.5           5.9         5.3
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

                                     2011                      2010
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $23.1         26.8%       $ 29.0        25.9%
  South Atlantic..........      22.1         25.6          25.7        22.9
  Middle Atlantic.........      12.5         14.5          14.0        12.5
  East North Central......      12.2         14.2          14.2        12.7
  West North Central......       6.3          7.3           7.3         6.5
  Mountain................       5.9          6.8           9.2         8.2
  East South Central......       2.2          2.6          10.5         9.4
  West South Central......       1.3          1.5           1.6         1.4
  New England.............       0.6          0.7           0.6         0.5
                               -----        -----        ------       -----
     Subtotal.............      86.2        100.0%        112.1       100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                      (0.3)
                               -----                     ------
     Total................     $86.1                     $111.8
                               =====                     ======

   Of our restricted commercial mortgage loans as of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest. As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   As of December 31, 2011 and 2010, loans not individually impaired that were evaluated collectively for impairment were $86.2 million and $110.5 million, respectively, of the total recorded investment of restricted commercial mortgage loans of $86.2 million and $112.1 million, respectively. A reduction in credit losses of $0.2 million was recorded during the year ended
December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2011
              -                ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Industrial.................   13.3       1.8        --         --           --          15.1
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investments.  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                             2010
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $ 44.6    $ 1.8     $ 1.3     $ 2.6           $--        $ 50.3
   Office.....................    24.4      2.7        --       3.0            --          30.1
   Industrial.................    19.4       --        --        --            --          19.4
   Apartments.................     6.4       --        --        --            --           6.4
   Mixed use/other............     5.9       --        --        --            --           5.9
                                ------    -----     -----     -----           ---        ------
   Total recorded investments.  $100.7    $ 4.5     $ 1.3     $ 5.6           $--        $112.1
                                ======    =====     =====     =====           ===        ======
% of total....................    90.0%     4.0%      1.1%      4.9%           --%        100.0%
                                ======    =====     =====     =====           ===        ======
Weighted-average debt service
  coverage ratio..............    1.77     0.89      1.33      1.76            --          1.73
                                ======    =====     =====     =====           ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Office......................       3.7            --          --         8.4            8.1         20.2
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

                                                                    2010
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 7.4         $ 3.0       $17.0       $17.0          $ 5.9       $ 50.3
   Office......................       4.0            --        11.4         5.9            8.8         30.1
   Industrial..................        --            --         3.7        14.3            1.4         19.4
   Apartments..................        --            --         4.5          --            1.9          6.4
   Mixed use/other.............        --            --          --         2.8            3.1          5.9
                                    -----         -----       -----       -----          -----       ------
   Total recorded investments..     $11.4         $ 3.0       $36.6       $40.0          $21.1       $112.1
                                    =====         =====       =====       =====          =====       ======
% of total.....................      10.1%          2.7%       32.6%       35.7%          18.9%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      48.0%         38.4%       39.4%       39.5%          32.3%        38.9%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2011 or 2010.

   See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2011                      2010
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  508.2       39.1%      $  418.1       35.9%
Trading securities..........................       454.6       35.1          274.1       23.5
Limited partnerships........................       122.6        9.5          133.9       11.5
Derivatives.................................        66.0        5.1          122.4       10.5
Short-term investments......................        58.0        4.5           25.0        2.1
Securities lending collateral...............        41.3        3.2          119.2       10.2
Derivatives counterparty collateral.........        38.3        3.0           68.2        5.8
Real estate owned...........................         4.0        0.3             --         --
Restricted other invested assets related to
  securitization entity/(1)/................         1.4        0.1            1.6        0.1
Other investments...........................         1.7        0.1            4.9        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,296.1      100.0%      $1,167.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table sets forth our positions in derivative instruments as of December 31:

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         --------------------------------  --------------------------------
                                              BALANCE         FAIR VALUE       BALANCE         FAIR VALUE
                                               SHEET         ------------       SHEET         -------------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION    2011   2010    CLASSIFICATION     2011   2010
---------------------                    --------------      ----- ------  --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                         Other
   Interest rate swaps..................       assets        $25.0 $ 61.5      liabilities    $  0.5 $  3.5
                                                             ----- ------                     ------ ------
   Total fair value hedges..............                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
   Total derivatives designated as
     hedges.............................                      25.0   61.5                        0.5    3.5
                                                             ----- ------                     ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                           Other invested                         Other
Interest rate swaps.....................       assets          5.5    6.1      liabilities       8.3   13.8
                                           Other invested                         Other
Equity return swaps.....................       assets          6.6     --      liabilities       2.8    3.1
                                           Other invested                         Other
Credit default swaps....................       assets          0.4    0.9      liabilities       0.1     --
                                           Other invested                         Other
Equity index options....................       assets         22.6   30.9      liabilities        --    2.6
                                           Other invested                         Other
Financial futures.......................       assets           --     --      liabilities        --     --
                                           Other invested                         Other
Limited guarantee.......................       assets          5.9   23.0      liabilities        --     --
                                                                              Policyholder
                                             Reinsurance                         account
GMWB embedded derivatives...............  recoverable/(1)/    13.9   (4.1)    balances/(2)/    433.6  107.8
                                                             ----- ------                     ------ ------
   Total derivatives not designated as
     hedges.............................                      54.9   56.8                      444.8  127.3
                                                             ----- ------                     ------ ------
   Total derivatives....................                     $79.9 $118.3                     $445.3 $130.8
                                                             ===== ======                     ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $1,203.8      $     --   $  (627.9)      $  575.9
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                  1,203.8            --      (627.9)         575.9
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          645.0          54.2      (176.7)         522.5
Equity return swaps.....................  Notional          208.4         297.9      (208.4)         297.9
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          686.1         159.5      (522.4)         323.2
Financial futures.......................  Notional        3,742.4       5,159.6    (6,200.2)       2,701.8
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  5,588.0       5,671.2    (7,107.7)       4,151.5
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $6,791.8      $5,671.2   $(7,735.6)      $4,727.4
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2010 ADDITIONS TERMINATIONS DECEMBER 31, 2011
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         43,386           582      (2,342)        41,626

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2011.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)  (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2009, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                    2011   2010   2009
---------------------                                                    ----- -----  ------
Derivatives qualifying as effective accounting hedges as of January 1... $16.8 $12.4  $ 46.1
Current period increases (decreases) in fair value......................  34.8   4.7   (33.7)
Reclassification to net (income) loss...................................   0.2  (0.3)     --
                                                                         ----- -----  ------
Derivatives qualifying as effective accounting hedges as of December 31. $51.8 $16.8  $ 12.4
                                                                         ===== =====  ======

   Derivatives qualifying as effective accounting hedges contained $51.7 million, $16.5 million and $11.9 million, net of taxes, for the years ended December 31, 2011, 2010 and 2009, respectively, from our investment in GLICNY. The $51.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2011 is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary. There are no amounts expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2011, 2010 and 2009 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                      2011    2010     2009            IN NET INCOME (LOSS)
---------------------                    -------  ------  -------  ----------------------------------------
Interest rate swaps..................... $   3.3  $145.7  $(238.2)      Net investment gains (losses)
Equity return swaps.....................     2.1   (11.2)      --       Net investment gains (losses)
Credit default swaps....................     0.2     1.0      6.5       Net investment gains (losses)
Equity index options....................     0.8   (69.2)  (114.1)      Net investment gains (losses)
Financial futures.......................   150.3   (99.0)  (199.7)      Net investment gains (losses)
Limited guarantee.......................   (17.2)   (6.9)    24.5       Net investment gains (losses)
GMWB embedded derivatives...............  (287.6)   57.7    635.5       Net investment gains (losses)
                                         -------  ------  -------
   Total derivatives not designated as
     hedges............................. $(148.1) $ 18.1  $ 114.5
                                         =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivative Counterparty Credit Risk

   As of December 31, 2011 and 2010, net fair value assets by counterparty totaled $49.9 million and $81.1 million, respectively. As of December 31, 2011 and 2010, net fair value liabilities by counterparty totaled $1.5 million and $4.7 million, respectively. As of December 31, 2011 and 2010, we retained collateral of $38.3 million and $68.2 million, respectively, related to these agreements, including over collateralization of $5.4 million and $9.7 million, respectively, from certain counterparties. As of December 31, 2011 and 2010, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2011 and 2010, we could have been allowed to claim up to $17.0 million and $22.6 million, respectively, from counterparties and required to disburse up to $1.5 million and $4.7 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2011                        2010
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures after one year through five years..  $ 6.0    $ --     $ --      $ 6.0    $0.1      $--
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
A
   Matures after one year through five years..   16.5     0.1      0.1       16.5     0.2       --
BBB
   Matures after one year through five years..   23.6     0.3       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----     ----      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.4     $0.1      $56.1    $0.9      $--
                                                =====    ====     ====      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011      2010    2009/(1)/
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,255.0  $3,150.8  $3,137.3
   Costs deferred.................................................    345.3     270.2     185.6
   Amortization, net of interest accretion........................   (136.1)   (166.0)   (203.0)
   Cumulative effect of changes in accounting.....................       --        --      (4.5)
   Reinsurance transactions/(2)/..................................      3.8        --      35.4
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,468.0   3,255.0   3,150.8
   Accumulated effect of net unrealized investment (gains) losses.   (121.0)    (28.8)     29.3
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,347.0  $3,226.2  $3,180.1
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2011 and 2010, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. Loss recognition testing of our variable annuity products in our Runoff segment resulted in an increase in amortization of DAC of $49.0 million in 2009 reflecting unfavorable equity market performance.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2011                  2010
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $571.4    $(408.4)    $653.1    $(353.3)
Capitalized software..........................   174.3     (130.7)     162.3     (115.7)
Deferred sales inducements to contractholders.    43.1      (24.1)      42.9      (19.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $791.3    $(565.7)    $860.8    $(491.3)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2011, 2010 and 2009 was $70.1 million, $51.1 million and $38.0 million, respectively. Amortization expense related to deferred sales inducements of $4.3 million, $2.3 million and $7.0 million, respectively, for the years ended December 31, 2011, 2010 and 2009 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2011    2010   2009/(1)/
---------------------                                              -------  ------  --------
Unamortized balance as of January 1............................... $ 337.8  $375.1   $406.4
   Amortization...................................................   (72.6)  (57.8)   (47.8)
   Interest accreted at 5.6%, 5.8% and 5.7%.......................    17.5    20.5     22.3
   Cumulative effect of change in accounting......................      --      --     (5.8)
                                                                   -------  ------   ------
Unamortized balance as of December 31.............................   282.7   337.8    375.1
   Accumulated effect of net unrealized investment (gains) losses.  (119.7)  (38.0)    34.2
                                                                   -------  ------   ------
Balance as of December 31......................................... $ 163.0  $299.8   $409.3
                                                                   =======  ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2011 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2012. 4.7%
                                   2013. 3.6%
                                   2014. 5.0%
                                   2015. 7.1%
                                   2016. 9.3%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for our U.S. Life Insurance segment was $450.9 million as of December 31, 2011 and 2010.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2011, 2010 or 2009. Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2011, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2011 and 2010, we had $2.4 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $6,832.4 million and $7,011.0 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2011, total life insurance ceded to BLAIC was $57,014.8 million. As of December 31, 2010, total life insurance ceded to BLAC was $60,480.7 million. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. As of December 31, 2011 and 2010, we had reserves of $801.4 million and $473.6 million, respectively, associated with these policies. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2011 and 2010, we had a reinsurance recoverable of $364.8 million and $362.9 million, respectively, associated with GLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   In October 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced our DAC by $31.7 million. We received a net ceding commission of $12.1 million and recorded a reinsurance recoverable of $18.6 million as of December 31, 2011 related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $818.2 million and $52.9 million, respectively, as of December 31, 2011 and $619.4 million and $64.3 million, respectively, as of December 31, 2010 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On January 24, 2012, GLAIC ceded term life insurance policies to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, a majority of the assets held by River Lake III were sold to third parties and affiliates, and all $750.0 million of River Lake III's non-recourse funding obligations will be redeemed. The reinsurance transaction will result in a U.S. GAAP after-tax loss of approximately $91.5 million that will be recorded in the first quarter of 2012.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2011         2010         2009
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 563,508.8  $ 554,329.6  $ 552,476.5
 Amounts assumed from other companies..   129,722.9    113,037.6     97,649.3
 Amounts ceded to other companies/(1)/.  (285,945.5)  (272,580.2)  (293,873.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 407,286.2  $ 394,787.0  $ 356,252.1
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        31.9%        28.6%        27.4%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2011      2010      2009      2011      2010      2009
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,005.7  $1,086.0  $1,126.9  $1,009.0  $1,087.6  $1,128.8
Assumed.............................    156.1     165.4     172.8     156.1     165.4     172.8
Ceded...............................   (324.8)   (340.8)   (338.3)   (327.3)   (341.3)   (319.2)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  837.0  $  910.6  $  961.4  $  837.8  $  911.7  $  982.4
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.6%     18.1%     17.6%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,045.8 million, $1,002.8 million and $1,039.1 million during 2011, 2010 and 2009, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION     2011     2010
---------------------                            ----------   ------------- -------- --------
Structured settlements with life contingencies..        /(1)/  2.5% - 8.0%  $5,268.6 $5,335.8
Traditional life insurance contracts............        /(2)/  2.5% - 7.5%   2,500.2  2,451.7
Annuity contracts with life contingencies.......        /(1)/  2.5% - 8.0%   1,864.1  1,908.5
Accident and health insurance contracts.........        /(3)/  4.5% - 7.0%      77.0     78.6
Supplementary contracts with life contingencies.        /(1)/  2.5% - 8.0%      46.1     46.8
                                                                            -------- --------
Total future policy benefits....................                            $9,756.0 $9,821.4
                                                                            ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2011      2010
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,490.9 $ 2,227.1
    Structured settlements without life contingencies..   1,215.8   1,293.7
    FABNs, funding agreements and GICs.................   1,018.5   1,852.9
    Supplementary contracts without life contingencies.     369.6     260.2
    Variable universal life insurance contracts........      20.4      20.7
                                                        --------- ---------
       Total investment contracts......................   5,115.2   5,654.6
    Universal life insurance contracts.................   5,251.8   4,898.2
                                                        --------- ---------
       Total policyholder account balances............. $10,367.0 $10,552.8
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $36.7 million and $46.5 million of common stock, respectively, related to our membership as of December 31, 2011 and 2010 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2011 and 2010, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million as of December 31, 2011 and 2010. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $654.8 million and $645.1 million as of December 31, 2011 and 2010, respectively.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $7,126.9 million and $7,737.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2011     2010
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,562.3 $2,799.1
   Net amount at risk...................................................... $   61.0 $   33.5
   Average attained age of contractholders.................................       70       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,528.2 $4,088.0
   Net amount at risk...................................................... $  392.8 $  278.7
   Average attained age of contractholders.................................       70       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,557.0 $3,956.2
   Guaranteed annuitization benefits....................................... $1,411.9 $1,570.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $23.3 million and $12.8 million as of December 31, 2011 and 2010, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

annuitization benefit contracts that were considered "in the money" was $910.1 million and $613.3 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2011     2010
                    ---------------------  -------- --------
                     Balanced funds....... $3,426.9 $3,798.1
                     Equity funds.........    831.8    895.9
                     Bond funds...........    670.9    755.8
                     Money market funds...     26.9     46.0
                     Other................     12.3     30.7
                                           -------- --------
                        Total............. $4,968.8 $5,526.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2011     2010     2009
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 310.3  $ 294.9  $ 280.9
       Less reinsurance recoverables..........  (126.5)  (124.8)  (112.0)
                                               -------  -------  -------
          Net balance as of January 1.........   183.8    170.1    168.9
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   729.2    720.7    565.3
          Prior years.........................    11.4     13.7     29.6
                                               -------  -------  -------
              Total incurred..................   740.6    734.4    594.9
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (621.6)  (599.1)  (548.6)
          Prior years.........................  (115.1)  (121.6)   (45.1)
                                               -------  -------  -------
              Total paid......................  (736.7)  (720.7)  (593.7)
                                               -------  -------  -------
          Net balance as of December 31.......   187.7    183.8    170.1
       Add reinsurance recoverables...........   125.0    126.5    124.8
                                               -------  -------  -------
       Balance as of December 31.............. $ 312.7  $ 310.3  $ 294.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2011, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   During 2011, 2010 and 2009, we strengthened reserves by $11.4 million, $13.7 million and $29.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened prior year reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2011     2010
                --------                       -------- --------
                River Lake I, due 2033/(1)/... $  600.0 $  600.0
                River Lake I, due 2033/(2)/...    500.0    500.0
                River Lake II, due 2035/(1)/..    300.0    300.0
                River Lake II, due 2035/(2)/..    550.0    550.0
                River Lake III, due 2036/(1)/.    500.0    500.0
                River Lake III, due 2036/(2)/.    250.0    250.0
                River Lake IV, due 2028/(2)/..    516.0    522.0
                Rivermont I, due 2050/(1)/....    315.0    315.0
                                               -------- --------
                   Total...................... $3,531.0 $3,537.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012 and GLIC subsequently purchased a majority of the outstanding securities. River Lake III expects to redeem all $750.0 million of its non-recourse funding obligations owned by GLIC and third-party investors in the first quarter of 2012.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2011    2010     2009
    ---------------------                          -------  ------  -------
    Current federal income taxes.................. $(198.1) $ (3.7) $ 257.0
    Deferred federal income taxes.................   213.3   (31.1)  (289.2)
                                                   -------  ------  -------
       Total federal income taxes.................    15.2   (34.8)   (32.2)
                                                   -------  ------  -------
    Current state income taxes....................    (0.5)    0.2     (3.3)
    Deferred state income taxes...................     0.7    (1.4)    (0.5)
                                                   -------  ------  -------
       Total state income taxes...................     0.2    (1.2)    (3.8)
                                                   -------  ------  -------
       Total provision (benefit) for income taxes. $  15.4  $(36.0) $ (36.0)
                                                   =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   As of December 31, 2011 and 2010, the current federal income tax payable was $21.4 million and $132.0 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.9 million and $2.5 million, respectively, as of December 31, 2011 and 2010 and was included in other assets in the consolidated balance sheets.

   In 2011, 2010 and 2009, we recorded $5.1 million, $4.5 million and $5.8 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                               2011   2010   2009
                                                              -----  -----   ----
Statutory U.S. federal income tax rate.......................  35.0%  35.0%  35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect........   0.1   (4.4)   6.0
   Tax benefits related to separation from our former parent.    --  (78.5)    --
   Benefit on tax favored investments........................ (17.5) (36.2)  42.2
   Interest on uncertain tax positions.......................    --   (5.5)   2.7
   Other, net................................................  (0.5)  (4.9)   0.4
                                                              -----  -----   ----
Effective rate...............................................  17.1% (94.5)% 86.3%
                                                              =====  =====   ====

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2011     2010
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  219.6 $  343.1
         Net unrealized losses on investment securities.       --     88.6
         Accrued expenses...............................     25.5      6.8
         Net operating loss carryforwards...............    566.1    656.5
         Other..........................................     65.8       --
                                                         -------- --------
             Total deferred income tax assets...........    877.0  1,095.0
                                                         -------- --------
      Liabilities:
         Insurance reserves............................. $  877.4 $  768.2
         Net unrealized gains on investment securities..     55.5       --
         Net unrealized gains on derivatives............       --      0.1
         PVFP...........................................     96.2    116.7
         DAC............................................    990.1    877.2
         Other..........................................       --    112.6
                                                         -------- --------
             Total deferred income tax liabilities......  2,019.2  1,874.8
                                                         -------- --------
             Net deferred income tax liability.......... $1,142.2 $  779.8
                                                         ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss carryforwards amounted to $1,617.4 million as of December 31, 2011, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2011    2010    2009
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $106.5  $107.9  $ 67.8
     Tax positions related to the current period:
        Gross additions...........................    9.0     7.6    54.3
        Gross reductions..........................     --      --    (1.7)
     Tax positions related to the prior years:
        Gross additions...........................    4.6    27.4     0.3
        Gross reductions..........................   (7.6)  (36.4)  (12.8)
                                                   ------  ------  ------
     Balance as of December 31.................... $112.5  $106.5  $107.9
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $112.5 million as of December 31, 2011, of which $1.4 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2011, we did not incur any interest or penalties. During the years ended 2010 and 2009, we recorded benefits of approximately $3.2 million and $1.8 million, respectively, related to interest and penalties. We had approximately $2.4 million and $1.2 million, respectively, of interest and penalties accrued as of December 31, 2011 and 2010.

   For tax years prior to 2011, we filed U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, we are no longer subject to U.S. Federal tax examinations for years through 2006. Exceptions include several refund claims for pre-2005 years. Any exposure with respect to these pre-2006 years has been sufficiently reserved for and is recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The IRS has recently submitted a Revenue Agent Reports ("RAR") with respect to its completion of its review of the Company's U.S. income tax returns for the 2007 and 2008 tax years. The RAR has disagreement issues which have been timely protested and are currently under the jurisdiction of the IRS appeals division. We were included in a consolidated return with its former parent, GE, in 2004 before the IPO. The IRS has completed its examination of this GE consolidated return and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE are still in process.

   We believe it is reasonably possible that in 2012, as a result of our open audits and appeals, up to $101.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Genworth, our ultimate parent, intends to change its tax return filing elections for tax year 2011, and will file a single consolidated federal income tax return. This consolidated return will include all eligible affiliated life insurance companies, non-life insurance companies and non-insurance companies.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $82.5 million, $58.6 million and $(51.3) million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $94.7 million, $93.9 million and $72.6 for the years ended December 31, 2011, 2010 and 2009, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2011 2010 2009
---------------------                                                  ---- ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution to unconsolidated subsidiary.................. $ -- $ -- $51.7
   Tax contingencies and other tax related items......................  5.1  4.5   5.8
                                                                       ---- ---- -----
   Total non-cash transactions........................................ $5.1 $4.5 $57.5
                                                                       ==== ==== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $186.4 million, $223.8 million and $171.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $53.1 million, $60.0 million and $26.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.7 million, $16.3 million and $18.6 million to Genworth in 2011, 2010 and 2009, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2011, 2010 and 2009, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.3% and 0.2%, for the years ended December 31, 2011, 2010 and 2009, respectively. GNA owed us $0.4 million and $0.5 million as of December 31, 2011 and 2010, respectively, which was included in other assets in the consolidated balance sheets. During 2011, 2010 and 2009, there were no borrowings under this agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2009, we recorded $10.2 million in retained earnings related to losses associated with the sale of securities to affiliates.

   We also recorded $17.6 million in additional paid-in-capital for the year ended December 31, 2011 from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then-current coupon, revalued based on LIBOR and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                  2011                            2010
                                                     ------------------------------- -------------------------------
                                                      NOTIONAL   CARRYING             NOTIONAL   CARRYING
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT  FAIR VALUE   AMOUNT     AMOUNT  FAIR VALUE
---------------------                                --------    -------- ---------- --------    -------- ----------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,836.5  $1,940.0   $    /(1)/ $2,109.3  $2,122.2
   Restricted commercial mortgage loans/(2)/........       /(1)/     86.1      98.3        /(1)/    111.8     126.9
   Other invested assets............................       /(1)/     93.9      94.7        /(1)/     66.5      73.2
Liabilities:
   Non-recourse funding obligations/(3)/............       /(1)/  3,531.0   2,353.0        /(1)/  3,537.0   2,230.6
   Borrowings related to securitization entity/(2)/.       /(1)/     88.0      88.0        /(1)/    114.3     114.3
   Investment contracts.............................       /(1)/  5,115.2   5,526.9        /(1)/  5,654.6   6,058.8
Other firm commitments:
   Commitments to fund limited partnerships.........   27.7            --        --    36.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received; including an understanding of the assumptions and inputs utilized to determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2011
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


                                                                                     2010
                                                                      -----------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,158.6   $--   $ 1,158.6 $   --
   Internal models...................................................       1.1    --          --    1.1
                                                                      ---------   ---   --------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,159.7    --     1,158.6    1.1
                                                                      ---------   ---   --------- ------
Government--non-U.S.:
   Pricing services..................................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
       Total government--non-U.S.....................................     134.2    --       134.2     --
                                                                      ---------   ---   --------- ------
U.S. corporate:
   Pricing services..................................................   5,174.8    --     5,174.8     --
   Broker quotes.....................................................      82.5    --          --   82.5
   Internal models...................................................   1,119.1    --       894.9  224.2
                                                                      ---------   ---   --------- ------
       Total U.S. corporate..........................................   6,376.4    --     6,069.7  306.7
                                                                      ---------   ---   --------- ------
Corporate--non-U.S.:
   Pricing services..................................................   1,336.9    --     1,336.9     --
   Broker quotes.....................................................      43.9    --          --   43.9
   Internal models...................................................     615.8    --       556.9   58.9
                                                                      ---------   ---   --------- ------
       Total corporate--non-U.S......................................   1,996.6    --     1,893.8  102.8
                                                                      ---------   ---   --------- ------
Residential mortgage-backed:
   Pricing services..................................................   1,340.6    --     1,340.6     --
   Broker quotes.....................................................      33.9    --          --   33.9
   Internal models...................................................       6.4    --          --    6.4
                                                                      ---------   ---   --------- ------
       Total residential mortgage-backed.............................   1,380.9    --     1,340.6   40.3
                                                                      ---------   ---   --------- ------
Commercial mortgage-backed:
   Pricing services..................................................     887.0    --       887.0     --
   Broker quotes.....................................................      11.4    --          --   11.4
   Internal models...................................................       8.5    --          --    8.5
                                                                      ---------   ---   --------- ------
       Total commercial mortgage-backed..............................     906.9    --       887.0   19.9
                                                                      ---------   ---   --------- ------
Other asset-backed:
   Pricing services..................................................   1,587.2    --     1,529.7   57.5
   Broker quotes.....................................................      76.8    --          --   76.8
   Internal models...................................................       4.2    --         4.2     --
                                                                      ---------   ---   --------- ------
       Total other asset-backed......................................   1,668.2    --     1,533.9  134.3
                                                                      ---------   ---   --------- ------
       Total fixed maturity securities............................... $13,622.9   $--   $13,017.8 $605.1
                                                                      =========   ===   ========= ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables summarize the primary sources considered when determining fair value of equity securities as of December 31:

                                                   2011
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $19.3  $18.3   $1.0    $  --
           Broker quotes..............   3.1     --     --      3.1
           Internal models............  36.7     --     --     36.7
                                       -----  -----   ----    -----
              Total equity securities. $59.1  $18.3   $1.0    $39.8
                                       =====  =====   ====    =====

                                                   2010
                                       -----------------------------
           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following tables summarize the primary sources considered when determining fair value of trading securities as of December 31:

                                                    2011
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $422.2   $--   $422.2   $  --
          Broker quotes...............   32.4    --       --    32.4
                                       ------   ---   ------   -----
             Total trading securities. $454.6   $--   $422.2   $32.4
                                       ======   ===   ======   =====

                                                    2010
                                       ------------------------------
          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 85 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2011 and 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $95.0 million and $38.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2011
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
   Reinsurance recoverable/(1)/.............................      13.9       --        --     13.9
   Separate account assets..................................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,719.9 $9,250.0 $13,012.6 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(2)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                              2010
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S...............................     134.2         --     134.2     --
          U.S. corporate....................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S................................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed.......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed........................     906.9         --     887.0   19.9
          Other asset-backed................................   1,668.2         --   1,533.9  134.3
                                                             ---------  --------- --------- ------
          Total fixed maturity securities...................  13,622.9         --  13,017.8  605.1
                                                             ---------  --------- --------- ------
       Equity securities....................................      70.8       19.6       0.8   50.4
                                                             ---------  --------- --------- ------
       Other invested assets:
          Trading securities................................     274.1         --     233.6   40.5
          Derivative assets:
              Interest rate swaps...........................      67.6         --      63.0    4.6
              Credit default swaps..........................       0.9         --       0.9     --
              Equity index options..........................      30.9         --        --   30.9
              Limited guarantee.............................      23.0         --        --   23.0
                                                             ---------  --------- --------- ------
              Total derivative assets.......................     122.4         --      63.9   58.5
                                                             ---------  --------- --------- ------
          Securities lending collateral.....................     119.2         --     119.2     --
          Derivatives counterparty collateral...............       7.4         --       7.4     --
                                                             ---------  --------- --------- ------
          Total other invested assets.......................     523.1         --     424.1   99.0
                                                             ---------  --------- --------- ------
   Reinsurance recoverable/(1)/.............................      (4.1)        --        --   (4.1)
   Separate account assets..................................  10,659.2   10,659.2        --     --
                                                             ---------  --------- --------- ------
          Total assets...................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                             =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2)/....................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps..................................      17.3         --      17.3     --
       Equity index options.................................       2.6         --        --    2.6
       Equity return swaps..................................       3.1         --       3.1     --
                                                             ---------  --------- --------- ------
       Total derivative liabilities.........................      23.0         --      20.4    2.6
                                                             ---------  --------- --------- ------
          Total liabilities................................. $   130.8  $      -- $    20.4 $110.4
                                                             =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers into and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur. Our assessment of whether or not there were significant

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps......      4.6         --        --       0.7        --      --           --        --      --
      Equity index
       options.................     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets..................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/...     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
   Derivative assets:
      Interest rate swaps......        5.3          --
      Equity index
       options.................       22.6         1.3
      Limited guarantee........        5.9       (17.1)
                                  --------      ------
      Total derivative
       assets..................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance recoverable/(2)/...       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                                                   TOTAL GAINS
                                             TOTAL REALIZED AND                                                      (LOSSES)
                                              UNREALIZED GAINS    PURCHASES,                                       INCLUDED IN
                                 BEGINNING        (LOSSES)          SALES,                               ENDING     NET INCOME
                                  BALANCE   -------------------   ISSUANCES                             BALANCE       (LOSS)
                                   AS OF    INCLUDED IN              AND                    TRANSFER     AS OF     ATTRIBUTABLE
                                 JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,   TRANSFER     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2010      (LOSS)     IN OCI      NET      INTO LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------            ---------- ----------- -------- ------------ ------------ ---------  ------------ ------------
Fixed maturity securities
   U.S. government, agencies
     and government-
     sponsored enterprises......  $   10.2    $   --     $  --     $    --       $   --    $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/..........     309.1       1.2       4.1        20.4        137.5       (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/.....     188.6      (0.7)      2.7       (32.2)        59.4       (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/................     649.6        --       2.0         2.2          4.4       (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/................     775.9      (7.4)     27.3       (82.8)       118.3       (811.4)      19.9         (0.1)
   Other asset-backed/(2)/......     816.6       5.0       9.7      (386.0)        64.2       (375.2)     134.3           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total fixed maturity
     securities.................   2,750.0      (1.9)     45.8      (478.4)       383.8     (2,094.2)     605.1         (5.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Equity securities...............       5.1        --      (1.2)       (5.6)        52.1           --       50.4           --
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Other invested assets:
   Trading securities...........      21.5      (3.1)       --       (25.8)       135.0        (87.1)      40.5         (3.2)
   Restricted other invested
     assets.....................      26.5        --        --       (26.5)          --           --         --           --
   Derivative assets:
       Interest rate swaps......       2.4       2.2        --          --           --           --        4.6          2.2
       Equity index options.....      32.2     (66.4)       --        65.1           --           --       30.9        (66.4)
       Limited guarantee........      29.9      (6.9)       --          --           --           --       23.0         (6.9)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
       Total derivative
         assets.................      64.5     (71.1)       --        65.1           --           --       58.5        (71.1)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
   Total other invested
     assets.....................     112.5     (74.2)       --        12.8        135.0        (87.1)      99.0        (74.3)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Reinsurance recoverable/(3)/....      (3.7)     (2.6)       --         2.2           --           --       (4.1)        (2.6)
                                  --------    ------     -----     -------       ------    ---------     ------       ------
Total Level 3 assets............  $2,863.9    $(78.7)    $44.6     $(469.0)      $570.9    $(2,181.3)    $750.4       $(82.0)
                                  ========    ======     =====     =======       ======    =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                      TOTAL REALIZED AND
                                      UNREALIZED (GAINS)
                          BEGINNING         LOSSES                                                                    ENDING
                           BALANCE   ---------------------                                                           BALANCE
                            AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                          JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)        2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------     ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/...........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options.............      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities.........      2.6          --       --        --      --       --       (2.6)      --       --           --
                            ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities.............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                            ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                          TOTAL (GAINS)
                              LOSSES
                           INCLUDED IN
                           NET (INCOME)
                               LOSS
                           ATTRIBUTABLE
                          TO LIABILITIES
(AMOUNTS IN MILLIONS)       STILL HELD
---------------------     --------------
Policyholder account
 balances/(1)/...........     $297.2
Derivative liabilities:
    Equity index
     options.............         --
                              ------
    Total derivative
     liabilities.........         --
                              ------
Total Level 3
 liabilities.............     $297.2
                              ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES                                   INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index options....      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses), and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2011   2010
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 60.4 $ 66.7
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   60.4   66.7
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   87.5  113.4
                                                                     ------ ------
       Total securitized assets..................................... $147.9 $180.1
                                                                     ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2011 and 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $90.6 million and $114.7 million, respectively, as of December 31, 2011 and 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2011 and 2010. In 2011 and 2010, no amounts were paid associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2011 or 2010.

   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

                (AMOUNTS IN MILLIONS)               2011   2010
                ---------------------               ----- -----
                Revenues:
                Net investment income.............. $10.4 $10.1
                Net investment gains (losses)......   0.2  (0.3)
                                                    ----- -----
                   Total revenues..................  10.6   9.8
                                                    ----- -----
                Expenses:
                Interest expense...................   6.2   7.5
                Acquisition and operating expenses.   0.6   0.9
                                                    ----- -----
                   Total expenses..................   6.8   8.4
                                                    ----- -----
                Income before income taxes.........   3.8   1.4
                Provision for income taxes.........   1.3   0.5
                                                    ----- -----
                Net income......................... $ 2.5 $ 0.9
                                                    ===== =====

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

         (AMOUNTS IN MILLIONS)                            2011   2010
         ---------------------                            ----- ------
         Assets
            Investments:
                Restricted commercial mortgage loans..... $86.1 $111.8
                Restricted other invested assets.........   1.4    1.6
                                                          ----- ------
                   Total investments.....................  87.5  113.4
            Cash and cash equivalents....................   2.5    0.5
            Accrued investment income....................   0.6    0.7
            Investment receivable........................    --    0.1
                                                          ----- ------
                Total assets............................. $90.6 $114.7
                                                          ===== ======
         Liabilities
            Other liabilities............................   2.8    0.7
            Deferred tax liability.......................   1.8     --
            Borrowings related to securitization entity..  88.0  114.3
                                                          ----- ------
                Total liabilities........................ $92.6 $115.0
                                                          ===== ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $88.0 million and $114.3 million as of December 31, 2011 and 2010, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2011, we are able to distribute $184.3 million in dividends in 2012 without obtaining regulatory approval. Based on statutory results as of December 31, 2011, we estimate our insurance subsidiaries could pay dividends of approximately $5.0 million to us in 2012 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2012 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $11.8 million during 2011 (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries in 2009.

   There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII and River Lake
VIII. River Lake VII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2011     2010     2009
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ (86.4) $  57.8  $ 260.5
Captive life insurance subsidiaries...............................  (145.9)  (131.9)  (154.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(232.3) $ (74.1) $ 106.3
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2011      2010
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,878.6  $1,807.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,517.7 million and $1,573.5 million as of December 31, 2011 and 2010, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2011 and 2010, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

   The methodology for establishing the statutory reserves on our life insurance business subject to the requirements of Regulation XXX and AXXX is currently being reviewed by the Life Actuarial Task Force of the NAIC. The NAIC has also organized a working group to address issues relating to reserving requirements under Actuarial Guideline 38 for universal life insurance products with secondary guarantees. Any new interpretation of, or future revisions to, such reserving requirements could result in changes to regulatory capital requirements, including increases to such requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


(18) SEGMENT INFORMATION

   In 2011, we changed our business segments to better align our businesses. Under the new structure, we operate through two business segments: U.S. Life Insurance and Runoff. The U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. The Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and other products. Corporate and Other activities include other corporate income and expenses not allocated to the segments. The following discussion reflects our reorganized segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      184.0       --        756.1
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      162.0      8.0      2,137.5
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,107.3       76.5       --      1,183.8
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     160.9       83.1      2.2        246.2
Amortization of deferred acquisition costs and intangibles..     149.4       52.6      4.2        206.2
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,799.8      235.2     12.6      2,047.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     167.7      (73.2)    (4.6)        89.9
Provision (benefit) for income taxes........................      58.9      (41.9)    (1.6)        15.4
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................     108.8      (31.3)    (3.0)        74.5
Equity in net loss of unconsolidated subsidiary.............        --         --     (5.2)        (5.2)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $   108.8  $   (31.3)  $ (8.2)   $    69.3
                                                             =========  =========   ======    =========
Total assets................................................ $27,097.6  $12,156.6   $938.9    $40,193.1
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   839.3  $    72.4   $   --    $   911.7
Net investment income.........................................     642.4       59.3     15.9        717.6
Net investment gains (losses).................................     (88.7)     (11.8)   (11.2)      (111.7)
Policy fees and other income..................................     399.0      171.9       --        570.9
                                                               ---------  ---------   ------    ---------
   Total revenues.............................................   1,792.0      291.8      4.7      2,088.5
                                                               ---------  ---------   ------    ---------
Benefits and other changes in policy reserves.................   1,077.1       80.0       --      1,157.1
Interest credited.............................................     267.9       35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........     177.4       81.6      4.9        263.9
Amortization of deferred acquisition costs and intangibles....     156.5       58.8      1.8        217.1
Interest expense..............................................     101.4         --      7.5        108.9
                                                               ---------  ---------   ------    ---------
   Total benefits and expenses................................   1,780.3      255.9     14.2      2,050.4
                                                               ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................      11.7       35.9     (9.5)        38.1
Provision (benefit) for income taxes..........................      (2.1)      (2.0)   (31.9)       (36.0)
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................      13.8       37.9     22.4         74.1
Equity in net income of unconsolidated subsidiary.............        --         --     20.0         20.0
                                                               ---------  ---------   ------    ---------
Net income (loss)............................................. $    13.8  $    37.9   $ 42.4    $    94.1
                                                               =========  =========   ======    =========
Total assets.................................................. $26,311.8  $14,247.3   $821.8    $41,380.9
                                                               =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2009:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  907.8  $ 74.6   $   --     $  982.4
Net investment income.........................................    558.2    94.7     (8.2)       644.7
Net investment gains (losses).................................   (304.6)   (4.5)    (6.8)      (315.9)
Policy fees and other income..................................    365.5   233.7       --        599.2
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,526.9   398.5    (15.0)     1,910.4
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................    952.2    80.4      0.1      1,032.7
Interest credited.............................................    278.5    61.2       --        339.7
Acquisition and operating expenses, net of deferrals..........    162.5    76.0      8.5        247.0
Amortization of deferred acquisition costs and intangibles....    109.3   131.7       --        241.0
Interest expense..............................................     92.5      --     (0.8)        91.7
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,595.0   349.3      7.8      1,952.1
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (68.1)   49.2    (22.8)       (41.7)
Provision (benefit) for income taxes..........................    (29.5)    6.0    (12.5)       (36.0)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (38.6)   43.2    (10.3)        (5.7)
Equity in net income of unconsolidated subsidiary.............       --      --      4.4          4.4
                                                               --------  ------   ------     --------
Net income (loss)............................................. $  (38.6) $ 43.2   $ (5.9)    $   (1.3)
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2011, we were committed to fund $27.7 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $268.9 million as of December 31, 2011.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2011 and 2010, the carrying value of our investment in GLICNY was $508.2 million and $418.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         ------------------------
                  (AMOUNTS IN MILLIONS)   2011     2010    2009
                  ---------------------  ------   ------  ------
                  Net investment income. $329.4   $316.6  $298.4
                  Total revenues........ $491.2   $524.3  $411.1
                  Net income (loss)..... $(15.0)  $ 57.9  $ 12.8

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2011      2010
                ---------------------       --------- ---------
                Total assets............... $11,003.1 $10,156.3
                Total liabilities.......... $ 9,530.0 $ 8,945.0
                Total stockholders' equity. $ 1,473.1 $ 1,211.3

   On January 1, 2012, GLICNY will implement a change in accounting principle to floor its liability for future policy benefits on each level premium term life insurance policy at zero. GLICNY will implement this change in accounting retrospectively, which will reduce its retained earnings and stockholders' equity by approximately $14.0 million as of January 1, 2012, and will reduce net income (loss) by approximately $1.5 million, $1.1 million and $3.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY will adopt this new guidance retrospectively, which will reduce its retained earnings and stockholders' equity by $81.3 million as of January 1, 2012, and will increase net loss by $5.1 million for the year ended
December 31, 2011 and will increase net income by $6.0 million for the year ended December 31, 2010. For the year ended December 31, 2009 the new guidance will reduce net income by $0.4 million. As a result, our investment in GLICNY will be impacted to the extent of our ownership interest of 34.5%.